UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21124

Name of Fund:  BlackRock New York Municipal Income Trust II (BFY)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New York

Municipal Income Trust II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2017

Date of reporting period: 02/28/2017

Item 1 –	Report to Stockholders

FEBRUARY 28, 2017

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock Maryland Municipal Bond Trust (BZM)

BlackRock Massachusetts Tax-Exempt Trust (MHE)

BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

BlackRock New Jersey Municipal Bond Trust (BLJ)

BlackRock New York Municipal Bond Trust (BQH)

BlackRock New York Municipal Income Quality Trust (BSE)

BlackRock New York Municipal Income Trust II (BFY)

BlackRock Virginia Municipal Bond Trust (BHV)

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

Risk assets, such as stocks and high yield bonds, enjoyed strong performance in the 12 months ended February 28, 2017. It was a different story for higher-quality assets such as U.S. Treasuries, which generated muted returns after struggling in the latter part of 2016 as reflationary expectations in the United States helped drive a pick-up in global growth and investors braced for higher interest rates.

Markets showed great resilience during the period. Big surprises such as the United Kingdom’s vote to leave the European Union and the outcome of the U.S. presidential election brought spikes in equity market volatility, but they were ultimately short-lived. Instead, investors used the sell-offs to seize upon buying opportunities, allowing markets to quickly rebound. We believe this reinforces the case for taking the long view rather than reacting to short-term market noise.

The global reflationary theme — rising nominal growth, wages and inflation — was the dominant driver of asset returns during the period, outweighing significant political upheavals and uncertainty. This trend accelerated after the U.S. election and continued into the beginning of 2017, stoked by expectations for an extra boost to U.S. growth via fiscal policy.

Although economic momentum is gaining traction, the capacity for rapid global growth is restrained by structural factors including an aging population, low productivity growth and excess savings. A tempered economic growth trend and high valuations across most assets have set the stage for muted investment returns going forward.

Equity markets still have room to move, although the disparity between winners and losers is widening, making selectivity increasingly important. Fixed income investors are also facing challenges as bond markets recalibrate to accommodate rising rates and higher inflation expectations. And in a world where political risk and policy uncertainty abound, there is no lack of potential catalysts for higher volatility.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of February 28, 2017
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	10.01%	24.98%
U.S. small cap equities (Russell 2000® Index)	12.61	36.11
International equities (MSCI Europe, Australasia, Far East Index)	4.90	15.75
Emerging market equities (MSCI Emerging Markets Index)	5.51	29.46
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.22	0.39
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	(6.17)	(4.09)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(2.19)	1.42
Tax-exempt municipal bonds (S&P Municipal Bond Index)	(2.51)	0.76
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	5.43	21.83
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE NOT PART OF YOUR FUND REPORT

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	3

Municipal Market Overview

For the Reporting Period Ended February 28, 2017

Municipal Market Conditions

Municipal bonds generated modestly positive performance for the period, in spite of vastly rising interest rates as a result of generally stronger economic data, signs of inflation pressures, Federal Reserve (“Fed”) monetary policy normalization, and market expectations for pro-growth fiscal policy. However, ongoing reassurance from the Fed that rates would be increased gradually and would likely remain low overall resulted in strong demand for fixed income investments. Investors favored the income, relative yield, and stability of municipal bonds amid bouts of interest rate volatility (bond prices rise as rates fall) resulting from the United Kingdom’s decision to leave the European Union, the contentious U.S. election, and widening central bank divergence — i.e., policy easing outside the United States while the Fed slowly commences policy tightening. During the 12 months ended February 28, 2017, municipal bond funds garnered net inflows of approximately $22 billion (based on data from the Investment Company Institute).

For the same 12-month period, total new issuance remained robust from a historical perspective at $443 billion (significantly above the $393 billion issued in the prior 12-month period). A noteworthy portion of new supply during this period was attributable to refinancing activity (roughly 60%) as issuers continued to take advantage of low interest rates and a flatter yield curve to reduce their borrowing costs.

S&P Municipal Bond Index
Total Returns as of February 28, 2017
6 months: (2.51)%
12 months: 0.76%

A Closer Look at Yields

From February 29, 2016 to February 28, 2017, yields on AAA-rated 30-year municipal bonds increased by 25 basis points (“bps”) from 2.80% to 3.05%, while 10-year rates rose by 53 bps from 1.76% to 2.29% and 5-year rates increased 57 bps from 0.93% to 1.50% (as measured by Thomson Municipal Market Data). The municipal yield curve modestly flattened over the 12-month period with the spread between 2- and 30-year maturities flattening by 17 bps and the spread between 10- and 30-year maturities flattening by 28 bps.

During the same time period, on a relative basis, tax-exempt municipal bonds broadly outperformed U.S. Treasuries with the greatest outperformance experienced in the long-end of the yield curve. In absolute terms, the positive performance of municipal bonds was driven largely by a supply/demand imbalance within the municipal market as investors sought income and incremental yield in an environment where opportunities became increasingly scarce. More broadly, municipal bonds came under pressure post the November U.S. election as a result of uncertainty surrounding potential tax-reform, erasing a bulk of year-to-date performance and influencing a strong pattern of mutual fund inflows to turn negative in the closing months of the period. The asset class is known for its lower relative volatility and preservation of principal with an emphasis on income as tax rates rise.

Financial Conditions of Municipal Issuers

The majority of municipal credits remain strong, despite well-publicized distress among a few issuers. Four of the five states with the largest amount of debt outstanding—California, New York, Texas and Florida—have exhibited markedly improved credit fundamentals during the slow national recovery. However, several states with the largest unfunded pension liabilities have seen their bond prices decline noticeably and remain vulnerable to additional price deterioration. On the local level, Chicago’s credit quality downgrade is an outlier relative to other cities due to its larger pension liability and inadequate funding remedies. BlackRock maintains the view that municipal bond defaults will remain minimal and in the periphery while the overall market is fundamentally sound. We continue to advocate careful credit research and believe that a thoughtful approach to structure and security selection remains imperative amid uncertainty in a modestly improving economic environment.

The opinions expressed are those of BlackRock as of February 28, 2017, and are subject to change at any time due to changes in market or economic conditions. The comments should not be construed as a recommendation of any individual holdings or market sectors. Investing involves risk including loss of principal. Bond values fluctuate in price so the value of your investment can go down depending on market conditions. Fixed income risks include interest-rate and credit risk. Typically, when interest rates rise, there is a corresponding decline in bond values. Credit risk refers to the possibility that the bond issuer will not be able to make principal and interest payments. There may be less information on the financial condition of municipal issuers than for public corporations. The market for municipal bonds may be less liquid than for taxable bonds. Some investors may be subject to Alternative Minimum Tax (AMT). Capital gains distributions, if any, are taxable.

The Standard & Poor’s Municipal Bond Index, a broad, market value-weighted index, seeks to measure the performance of the U.S. municipal bond market. All bonds in the index are exempt from U.S. federal income taxes or subject to the alternative minimum tax. Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. It is not possible to invest directly in an index.

4	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

The Benefits and Risks of Leveraging

The Trusts may utilize leverage to seek to enhance the distribution rate on, and net asset value (“NAV”) of, their common shares (“Common Shares”). However, these objectives cannot be achieved in all interest rate environments.

In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by a Trust on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of the Trusts (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Trusts’ shareholders benefit from the incremental net income. The interest earned on securities purchased with the proceeds from leverage is paid to shareholders in the form of dividends, and the value of these portfolio holdings is reflected in the per share NAV.

To illustrate these concepts, assume a Trust’s Common Shares capitalization is $100 million and it utilizes leverage for an additional $30 million, creating a total value of $130 million available for investment in longer-term income securities. If prevailing short-term interest rates are 3% and longer-term interest rates are 6%, the yield curve has a strongly positive slope. In this case, a Trust’s financing costs on the $30 million of proceeds obtained from leverage are based on the lower short-term interest rates. At the same time, the securities purchased by a Trust with the proceeds from leverage earn income based on longer-term interest rates. In this case, a Trust’s financing cost of leverage is significantly lower than the income earned on a Trust’s longer-term investments acquired from leverage proceeds, and therefore the holders of Common Shares (“Common Shareholders”) are the beneficiaries of the incremental net income.

However, in order to benefit Common Shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other costs of leverage exceed the Trusts’ return on assets purchased with leverage proceeds, income to shareholders is lower than if the Trusts had not used leverage. Furthermore, the value of the Trusts’ portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. In contrast, the value of the Trusts’ obligations under their respective leverage arrangements generally does not fluctuate in relation to interest rates. As a result, changes in interest rates can influence the Trusts’ NAVs positively or negatively. Changes in the future direction of interest rates are very difficult to predict accurately, and there is no assurance that a Trust’s intended leveraging strategy will be successful.

The use of leverage also generally causes greater changes in each Trust’s NAV, market price and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV and market price of a Trust’s Common Shares than if the Trust were not leveraged. In addition, each Trust may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause the Trusts to incur losses. The use of leverage may limit a Trust’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Trust incurs expenses in connection with the use of leverage, all of which are borne by Common Shareholders and may reduce income to the Common Shares. Moreover, to the extent the calculation of the Trusts’ investment advisory fees includes assets purchased with the proceeds of leverage, the investment advisory fees payable to the Trusts’ investment adviser will be higher than if the Trusts did not use leverage.

To obtain leverage, each Trust has issued Variable Rate Demand Preferred Shares (“VRDP Shares”), and/or leveraged its assets through the use of tender option bond trusts (“TOB Trusts”) as described in the Notes to Financial Statements.

Under the Investment Company Act of 1940, as amended (the “1940 Act”), each Trust is permitted to issue debt up to 331/3% of its total managed assets or equity securities (e.g., Preferred Shares) up to 50% of its total managed assets. A Trust may voluntarily elect to limit its leverage to less than the maximum amount permitted under the 1940 Act. In addition, a Trust may also be subject to certain asset coverage, leverage or portfolio composition requirements imposed by the Preferred Shares’ governing instruments or by agencies rating the Preferred Shares, which may be more stringent than those imposed by the 1940 Act.

If a Trust segregates or designates on its books and records cash or liquid assets having a value not less than the value of a Trust’s obligations under the TOB Trust (including accrued interest), a TOB Trust is not considered a senior security and is not subject to the foregoing limitations and requirements under the 1940 Act.

Derivative Financial Instruments

The Trusts may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other asset without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Trusts’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Trust can realize on an investment and/or may result in lower distributions paid to shareholders. The Trusts’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	5

Trust Summary as of February 28, 2017	BlackRock Maryland Municipal Bond Trust

Trust Overview

BlackRock Maryland Municipal Bond Trust’s (BZM) (the “Trust”) investment objective is to provide current income exempt from regular U.S. federal income taxes and Maryland personal income taxes. The Trust seeks to achieve its investment objectives by investing primarily in municipal bonds exempt from U.S. federal income taxes (except that the interest may be subject to the U.S. federal alternative minimum tax) and Maryland personal income taxes. The Trust invests, under normal market conditions, at least 80% of its managed assets in municipal bonds that are investment grade quality at the time of investment or, if unrated, determined to be of comparable quality by the Trust’s investment adviser at the time of investment. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Trust Information

Symbol on New York Stock Exchange (“NYSE”) MKT	BZM
Initial Offering Date	April 30, 2002
Yield on Closing Market Price as of February 28, 2017 ($14.04)[1]	4.05%
Tax Equivalent Yield[2]	7.59%
Current Monthly Distribution per Common Share[3]	$0.0474
Current Annualized Distribution per Common Share[3]	$0.5688
Economic Leverage as of February 28, 2017[4]	37%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]

Tax equivalent yield assumes the maximum marginal U.S. federal and state tax rate of 46.65%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

[3]	The distribution rate is not constant and is subject to change.

[4]

Represents VRDP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to VRDP Shares and TOB Trusts, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 5.

Performance

Returns for the six months ended February 28, 2017 were as follows:

	Returns Based On
	Market Price	NAV
BZM[1,2]	(10.88)%	(4.57)%
Lipper Other States Municipal Debt Funds[3]	(6.84)%	(4.80)%

[1]	All returns reflect reinvestment of dividends and/or distributions.
[2]	The Trust moved from a premium to NAV to a discount during the period, which accounts for the difference between performance based on price and performance based on NAV.
[3]	Average return.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

The following discussion relates to the Trust’s absolute performance based on NAV:

•

Municipal bonds lost ground in the six-month reporting period. Municipal bonds initially traded lower through September and October due to a pick-up in new tax-exempt issuance and rising yields in the U.S. Treasury market. (Prices and yields move in opposite directions.) The downturn accelerated in November once Donald Trump’s election victory caused investors to adjust their expectations in favor of stronger growth and tighter Fed policy. While the municipal market subsequently retraced some of its losses in the second half of the period, the modest rally was insufficient to make up for the earlier downturn.

•

The weak recent performance of the Maryland municipal market obscures the state’s sound fundamentals. Maryland’s economic recovery gained momentum in 2016 as the impact of federal budget cuts waned compared to prior periods. In addition, prudent fiscal management allowed the state to rebuild its reserves. State tax revenues continued to underperform budget projections, however, requiring ongoing steps to curtail expenses.

•

At the sector level, the hospital and education issues represented the largest detractors from Trust performance due to their higher weightings in the portfolio. Lower-rated bonds also underperformed, as investors responded to market weakness by gravitating to higher-quality issues. Reinvestment was a further drag on results, since the proceeds of higher-yielding bonds that matured or were called needed to be reinvested at materially lower prevailing rates.

•	The Trust continued to employ leverage, which helped augment income. However, since leverage also amplifies the effect of market movements, it was a net detractor from overall performance.

•

The Trust sought to manage interest rate risk using U.S. Treasury futures. Given that Treasury yields rose as prices fell, this aspect of the Trust’s positioning had a positive effect on returns. Positions in pre-refunded issues also benefited performance as their low duration (interest rate sensitivity) enabled them to hold up better than longer-duration bonds at a time of rising yields. The Trust’s holdings in the tobacco sector, which finished with a gain and outpaced the broader market, were additional contributors of note.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

6	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

BlackRock Maryland Municipal Bond Trust

Market Price and Net Asset Value Per Share Summary

	2/28/17	8/31/16	Change	High	Low
Market Price	$14.04	$16.06	(12.58)%	$16.99	$13.88
Net Asset Value	$14.95	$15.97	(6.39)%	$15.97	$14.51

Market Price and Net Asset Value History For the Past Five Years

Overview of the Trust’s Total Investments*

Sector Allocation	2/28/17	8/31/16
Health	29%	29%
Education	19	18
Transportation	16	17
County/City/Special District/School District	12	16
Utilities	12	9
Housing	10	9
Corporate	1	1
Tobacco	1	1

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Call/Maturity Schedule[3]
Calendar Year Ended December 31,
2017	7%
2018	8
2019	8
2020	12
2021	7

[3]	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.

*	Excludes short-term securities.

Credit Quality Allocation[1]	2/28/17	8/31/16
AAA/Aaa	9%	10%
AA/Aa	35	36
A	29	30
BBB/Baa	15	14
BB/Ba	1	1
B/B	1	—
N/R2	10	9

[1]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service (“Moody’s”) if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[2]

The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of February 28, 2017 and August 31, 2016, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1% and 2%, respectively, of the Trust’s total investments.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	7

Trust Summary as of February 28, 2017	BlackRock Massachusetts Tax-Exempt Trust

Trust Overview

BlackRock Massachusetts Tax-Exempt Trust’s (MHE) (the “Trust”) investment objective is to provide as high a level of current income exempt from both regular U.S. federal income taxes and Massachusetts personal income taxes as is consistent with the preservation of shareholders’ capital. The Trust seeks to achieve its investment objective by investing primarily in Massachusetts tax-exempt obligations (including bonds, notes and capital lease obligations). The Trust invests, under normal market conditions, at least 80% of its assets in obligations that are rated investment grade at the time of investment or, if unrated, determined to be of comparable quality at the time of investment by the Trust’s investment adviser. Under normal market conditions, the Trust invests its assets so that at least 80% of the income generated by the Trust is exempt from U.S. federal income taxes, including U.S. federal alternative minimum tax, and Massachusetts personal income taxes. The Trust invests primarily in long term municipal obligations with maturities of more than ten years. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Trust Information

Symbol on NYSE MKT	MHE
Initial Offering Date	July 23, 1993
Yield on Closing Market Price as of February 28, 2017 ($14.40)[1]	4.42%
Tax Equivalent Yield[2]	8.23%
Current Monthly Distribution per Common Share[3]	$0.0530
Current Annualized Distribution per Common Share[3]	$0.6360
Economic Leverage as of February 28, 2017[4]	38%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]

Tax equivalent yield assumes the maximum marginal U.S. federal and state tax rate of 46.29%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

[3]	The distribution rate is not constant and is subject to change.

[4]

Represents VRDP Shares as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to VRDP Shares, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 5.

Performance

Returns for the six months ended February 28, 2017 were as follows:

	Returns Based On
	Market Price	NAV
MHE[1,2]	(3.80)%	(4.97)%
Lipper Other States Municipal Debt Funds[3]	(6.84)%	(4.80)%

[1]	All returns reflect reinvestment of dividends and/or distributions.

[2]	The Trust’s premium to NAV widened during the period, which accounts for the difference between performance based on price and performance based on NAV.

[3]	Average return.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

The following discussion relates to the Trust’s absolute performance based on NAV:

•

Municipal bonds lost ground in the six-month reporting period. Municipal bonds initially traded lower through September and October due to a pick-up in new tax-exempt issuance and rising yields in the U.S. Treasury market. (Prices and yields move in opposite directions.) The downturn accelerated in November once Donald Trump’s election victory caused investors to adjust their expectations in favor of stronger growth and tighter Fed policy. While the municipal market subsequently retraced some of its losses in the second half of the period, the modest rally was insufficient to make up for the earlier downturn.

•

The Commonwealth of Massachusetts has a longer duration than the national tax-exempt market, which caused it to underperform slightly. (Duration is a measure of interest rate sensitivity.) The Commonwealth also issued more bonds than the average state, which can cause yield spreads to widen in periods of market volatility.

•	The Trust continued to employ leverage, which helped augment income. However, since leverage also amplifies the effect of market movements, it was a net detractor from overall performance.

•

Positions in longer-dated maturities, which have higher interest rate sensitivity, generally experienced the largest price declines. The Trust’s exposure to 4% coupon bonds also detracted, as lower coupons typically underperform in a rising rate environment. Positions in high-quality, short-duration bonds such as pre-refunded securities performed relatively well compared to longer-duration positions.

•	From a sector allocation perspective, the Trust’s exposure to the education and tax-backed (state) sectors were the largest detractors.

•	The Trust sought to manage interest rate risk using U.S. Treasury futures. Given that Treasury yields rose as prices fell, this aspect of the Trust’s positioning had a positive effect on returns.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

8	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

BlackRock Massachusetts Tax-Exempt Trust

Market Price and Net Asset Value Per Share Summary

	2/28/17	8/31/16	Change	High	Low
Market Price	$14.40	$15.32	(6.01)%	$15.44	$12.70
Net Asset Value	$13.64	$14.69	(7.15)%	$14.69	$13.27

Market Price and Net Asset Value History For the Past Five Years

Overview of the Trust’s Total Investments*

Sector Allocation	2/28/17	8/31/16
Education	40%	39%
State	19	17
Health	16	16
Transportation	16	16
Housing	6	9
County/City/Special District/School District	2	2
Tobacco	1	1

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Call/Maturity Schedule[3]
Calendar Year Ended December 31,
2017	9%
2018	5
2019	13
2020	16
2021	9

[3]	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.

*	Excludes short-term securities.

Credit Quality Allocation[1]	2/28/17	8/31/16
AAA/Aaa	7%	8%
AA/Aa	54	57
A	18	21
BBB/Baa	13	11
BB/Ba	—	1
N/R2	8	2

[1]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[2]

The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of February 28, 2017 and August 31, 2016, the market value of unrated securities deemed by the investment adviser to be investment grade represents 2% and less than 1%, respectively, of the Trust’s total investments.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	9

Trust Summary as of February 28, 2017	BlackRock MuniHoldings New York Quality Fund, Inc.

Trust Overview

BlackRock MuniHoldings New York Quality Fund, Inc.’s (MHN) (the “Trust”) investment objective is to provide shareholders with current income exempt from U.S. federal income tax and New York State and New York City personal income taxes. The Trust seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in investment grade (as rated or, if unrated, considered to be of comparable quality at the time of investment by the Trust’s investment adviser) New York municipal obligations exempt from U.S. federal income taxes (except that the interest may be subject to the U.S. federal alternative minimum tax) and New York State and New York City personal income taxes (“New York Municipal Bonds”), except at times when, in the judgment of its investment adviser, New York Municipal Bonds of sufficient quality and quantity are unavailable for investment by the Trust. At all times, however, except during temporary defensive periods, the Trust invests at least 65% of its assets in New York Municipal Bonds. The Trust invests, under normal market conditions, at least 80% of its assets in municipal obligations with remaining maturities of one year or more. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Trust Information

Symbol on NYSE	MHN
Initial Offering Date	September 19, 1997
Yield on Closing Market Price as of February 28, 2017 ($13.67)[1]	5.09%
Tax Equivalent Yield[2]	10.30%
Current Monthly Distribution per Common Share[3]	$0.0580
Current Annualized Distribution per Common Share[3]	$0.6960
Economic Leverage as of February 28, 2017[4]	41%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]

Tax equivalent yield assumes the maximum marginal U.S. federal and state tax rate of 50.59%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

[3]	The distribution rate is not constant and is subject to change.

[4]

Represents VRDP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to VRDP Shares and TOB Trusts, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 5.

Performance

Returns for the six months ended February 28, 2017 were as follows:

	Returns Based On
	Market Price	NAV
MHN[1,2]	(6.79)%	(5.16)%
Lipper New York Municipal Debt Funds[3]	(8.02)%	(4.63)%

[1]	All returns reflect reinvestment of dividends and/or distributions.

[2]	The Trust’s discount to NAV widened during the period, which accounts for the difference between performance based on price and performance based on NAV.

[3]	Average return.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

The following discussion relates to the Trust’s absolute performance based on NAV:

•

Municipal bonds lost ground in the six-month reporting period. Municipal bonds initially traded lower through September and October due to a pick-up in new tax-exempt issuance and rising yields in the U.S. Treasury market. (Prices and yields move in opposite directions.) The downturn accelerated in November once Donald Trump’s election victory caused investors to adjust their expectations in favor of stronger growth and tighter Fed policy. While the municipal market subsequently retraced some of its losses in the second half of the period, the modest rally was insufficient to make up for the earlier downturn. The New York municipal market faced the added challenge of elevated new-issue supply in late 2016.

•

In this environment, the Trust’s positions in longer-dated and longer-duration bonds were the largest detractors from performance. (Duration is a measure of interest rate sensitivity.) Exposure to lower-coupon and zero-coupon bonds, which experienced greater price deterioration than the market as a whole, also detracted from returns. Conversely, positions in pre-refunded issues benefited performance as their low duration and higher quality enabled them to hold up better than longer-duration bonds.

•

Positions in the transportation, education and utilities sectors, which were among the weaker performing sectors for the period, negatively impacted performance. The Trust’s exposure to school district bonds, which were adversely affected by their longer duration, was an additional detractor.

•	The Trust sought to manage interest rate risk using U.S. Treasury futures. Given that Treasury yields rose as prices fell, this aspect of the Trust’s positioning had a positive effect on returns.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

10	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

BlackRock MuniHoldings New York Quality Fund, Inc.

Market Price and Net Asset Value Per Share Summary

	2/28/17	8/31/16	Change	High	Low
Market Price	$13.67	$15.04	(9.11)%	$15.19	$13.13
Net Asset Value	$14.51	$15.69	(7.52)%	$15.69	$14.12

Market Price and Net Asset Value History For the Past Five Years

Overview of the Trust’s Total Investments*

Sector Allocation	2/28/17	8/31/16
Transportation	24%	25%
County/City/Special District/School District	20	20
Education	19	19
Utilities	12	12
State	11	13
Health	8	6
Housing	4	3
Corporate	1	1
Tobacco	1	1

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Call/Maturity Schedule[3]
Calendar Year Ended December 31,
2017	12%
2018	8
2019	7
2020	4
2021	15

[3]	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.

*	Excludes short-term securities.

Credit Quality Allocation[1]	2/28/17	8/31/16
AAA/Aaa	18%	17%
AA/Aa	53	59
A	18	17
BBB/Baa	5	5
N/R2	6	2

[1]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[2]

The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of February 28, 2017 and August 31, 2016, the market value of unrated securities deemed by the investment adviser to be investment grade each represents 2% of the Trust’s total investments.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	11

Trust Summary as of February 28, 2017	BlackRock New Jersey Municipal Bond Trust

Trust Overview

BlackRock New Jersey Municipal Bond Trust’s (BLJ) (the “Trust”) investment objective is to provide current income exempt from regular U.S. federal income tax and New Jersey gross income tax. The Trust seeks to achieve its investment objective by investing primarily in municipal bonds exempt from U.S. federal income taxes (except that the interest may subject to the U.S. federal alternative minimum tax) and New Jersey gross income taxes. Under normal market conditions, the Trust invests at least 80% of its managed assets in municipal bonds that are investment grade quality at the time of investment or, if unrated, determined to be of comparable quality at the time of investment by the Trust’s investment adviser. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Trust Information

Symbol on NYSE MKT	BLJ
Initial Offering Date	April 30, 2002
Yield on Closing Market Price as of February 28, 2017 ($14.70)[1]	5.67%
Tax Equivalent Yield[2]	11.01%
Current Monthly Distribution per Common Share[3]	$0.0695
Current Annualized Distribution per Common Share[3]	$0.8340
Economic Leverage as of February 28, 2017[4]	40%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]

Tax equivalent yield assumes the maximum marginal U.S. federal and state tax rate of 48.48%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

[3]

The monthly distribution per Common Share, declared on March 1, 2017, was decreased to $0.0615 per share. The yield on closing market price, current monthly distribution per Common Share and current annualized distribution per Common Share do not reflect the new distribution rate. The new distribution rate is not constant and is subject to change in the future.

[4]

Represents VRDP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to VRDP Shares and TOB Trusts, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 5.

Performance

Returns for the six months ended February 28, 2017 were as follows:

	Returns Based On
	Market Price	NAV
BLJ[1,2]	(13.17)%	(6.67)%
Lipper New Jersey Municipal Debt Funds[3]	(9.45)%	(5.71)%

[1]	All returns reflect reinvestment of dividends and/or distributions.

[2]	The Trust moved from a premium to NAV to a discount during the period, which accounts for the difference between performance based on price and performance based on NAV.

[3]	Average return.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

The following discussion relates to the Trust’s absolute performance based on NAV:

•

Municipal bonds lost ground in the six-month reporting period. Municipal bonds initially traded lower through September and October due to a pick-up in new tax-exempt issuance and rising yields in the U.S. Treasury market. (Prices and yields move in opposite directions.) The downturn accelerated in November once Donald Trump’s election victory caused investors to adjust their expectations in favor of stronger growth and tighter Fed policy. While the municipal market subsequently retraced some of its losses in the second half of the period, the modest rally was insufficient to make up for the earlier downturn.

•

New Jersey underperformed the broader U.S. municipal bond market. The state’s credit rating remained under pressure due to continuing budgetary issues, lagging job growth versus the national averages, continued population out-migration and concerns about its pension-funding difficulties.

•

In this environment, the Trust’s positions in longer-dated and longer-duration bonds were the largest detractors from performance. (Duration is a measure of interest rate sensitivity.) Exposure to lower-coupon and zero-coupon bonds, which experienced greater price deterioration than the market as a whole, also detracted from returns. Conversely, positions in pre-refunded issues benefited performance as their low duration and higher quality enabled them to hold up better than longer-duration bonds.

•

Positions in the transportation, education and tax-backed (state and local) sectors, which were among the weaker performing sectors for the period, negatively impacted performance. The Trust’s exposure to school district bonds, which were adversely affected by their longer duration, was an additional detractor.

•	The Trust sought to manage interest rate risk using U.S. Treasury futures. Given that Treasury yields rose as prices fell, this aspect of the Trust’s positioning had a positive effect on returns.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

12	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

BlackRock New Jersey Municipal Bond Trust

Market Price and Net Asset Value Per Share Summary

	2/28/17	8/31/16	Change	High	Low
Market Price	$14.70	$17.40	(15.52)%	$17.75	$14.27
Net Asset Value	$15.20	$16.74	(9.20)%	$16.74	$14.96

Market Price and Net Asset Value History For the Past Five Years

Overview of the Trust’s Total Investments*

Sector Allocation	2/28/17	8/31/16
Transportation	30%	28%
Education	20	20
County/City/Special District/School District	19	19
State	15	18
Health	7	7
Corporate	6	6
Housing	1	1
Utilities	1	1
Tobacco	1	—

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Call/Maturity Schedule[3]
Calendar Year Ended December 31,
2017	2%
2018	10
2019	11
2020	5
2021	20

[3]	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.

*	Excludes short-term securities.

Credit Quality Allocation[1]	2/28/17	8/31/16
AAA/Aaa	2%	—%
AA/Aa	45	47
A	36	34
BBB/Baa	8	9
BB/Ba	9	9
N/R2	—	1

[1]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[2]

The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of February 28, 2017 and August 31, 2016, the market value of unrated securities deemed by the investment adviser to be investment grade each represents 1% of the Trust’s total investments.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	13

Trust Summary as of February 28, 2017	BlackRock New York Municipal Bond Trust

Trust Overview

BlackRock New York Municipal Bond Trust’s (BQH) (the “Trust”) investment objective is to provide current income exempt from regular U.S. federal income taxes and New York State and New York City personal income taxes. The Trust seeks to achieve its investment objective by investing primarily in municipal bonds exempt from U.S. federal income taxes (except that the interest may be subject to the U.S. federal alternative minimum tax) and New York State and New York City personal income taxes. Under normal market conditions, the Trust invests at least 80% of its managed assets in municipal bonds that are investment grade quality at the time of investment or, if unrated, determined to be of comparable quality at the time of investment by the Trust’s investment adviser. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Trust Information

Symbol on NYSE	BQH
Initial Offering Date	April 30, 2002
Yield on Closing Market Price as of February 28, 2017 ($14.20)[1]	4.99%
Tax Equivalent Yield[2]	10.10%
Current Monthly Distribution per Common Share[3]	$0.0590
Current Annualized Distribution per Common Share[3]	$0.7080
Economic Leverage as of February 28, 2017[4]	39%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]

Tax equivalent yield assumes the maximum marginal U.S. federal and state tax rate of 50.59%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

[3]	The distribution rate is not constant and is subject to change.

[4]

Represents VRDP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to VRDP Shares and TOB Trusts, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 5.

Performance

Returns for the six months ended February 28, 2017 were as follows:

	Returns Based On
	Market Price	NAV
BQH[1,2]	(7.35)%	(5.88)%
Lipper New York Municipal Debt Funds[3]	(8.02)%	(4.63)%

[1]	All returns reflect reinvestment of dividends and/or distributions.

[2]	The Trust’s discount to NAV widened during the period, which accounts for the difference between performance based on price and performance based on NAV.

[3]	Average return.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

The following discussion relates to the Trust’s absolute performance based on NAV:

•

Municipal bonds lost ground in the six-month reporting period. Municipal bonds initially traded lower through September and October due to a pick-up in new tax-exempt issuance and rising yields in the U.S. Treasury market. (Prices and yields move in opposite directions.) The downturn accelerated in November once Donald Trump’s election victory caused investors to adjust their expectations in favor of stronger growth and tighter Fed policy. While the municipal market subsequently retraced some of its losses in the second half of the period, the modest rally was insufficient to make up for the earlier downturn. The New York municipal market faced the added challenge of elevated new-issue supply in late 2016.

•

In this environment, the Trust’s positions in longer-dated and longer-duration bonds were the largest detractors from performance. (Duration is a measure of interest rate sensitivity.) Exposure to lower-coupon and zero-coupon bonds, which experienced greater price deterioration than the market as a whole, also detracted from returns. Conversely, positions in pre-refunded issues benefited performance as their low duration and higher quality enabled them to hold up better than longer-duration bonds.

•

Positions in the transportation, education and utilities sectors, which were among the weaker performing sectors for the period, negatively impacted performance. The Trust’s exposure to school district bonds, which were adversely affected by their longer duration, was an additional detractor.

•	The Trust sought to manage interest rate risk using U.S. Treasury futures. Given that Treasury yields rose as prices fell, this aspect of the Trust’s positioning had a positive effect on returns.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

14	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

BlackRock New York Municipal Bond Trust

Market Price and Net Asset Value Per Share Summary

	2/28/17	8/31/16	Change	High	Low
Market Price	$14.20	$15.70	(9.55)%	$15.99	$13.60
Net Asset Value	$15.61	$16.99	(8.12)%	$16.99	$15.15

Market Price and Net Asset Value History For the Past Five Years

Overview of the Trust’s Total Investments*

Sector Allocation	2/28/17	8/31/16
County/City/Special District/School District	29%	29%
Education	21	20
Transportation	15	18
Utilities	12	11
Health	11	11
State	5	5
Housing	3	3
Corporate	2	2
Tobacco	2	1

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Call/Maturity Schedule[3]
Calendar Year Ended December 31,
2017	7%
2018	6
2019	8
2020	7
2021	18

[3]	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.

*	Excludes short-term securities.

Credit Quality Allocation[1]	2/28/17	8/31/16
AAA/Aaa	11%	10%
AA/Aa	50	51
A	23	21
BBB/Baa	7	10
BB/Ba	1	2
B	1	—
N/R2	7	6

[1]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[2]

The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of February 28, 2017 and August 31, 2016, the market value of unrated securities deemed by the investment adviser to be investment grade each represents 4% of the Trust’s total investments.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	15

Trust Summary as of February 28, 2017	BlackRock New York Municipal Income Quality Trust

Trust Overview

BlackRock New York Municipal Income Quality Trust’s (BSE) (the “Trust”) investment objective is to provide current income exempt from U.S. federal income tax, including the alternative minimum tax, and New York State and New York City personal income taxes. The Trust seeks to achieve its investment objective by investing at least 80% of its managed assets in municipal obligations exempt from U.S. federal income taxes (including the U.S. federal alternative minimum tax) and New York State and New York City personal income taxes. Under normal market conditions, the Trust invests primarily in municipal bonds that are investment grade quality at the time of investment or, if unrated, are determined to be of comparable quality at the time of investment by the Trust’s investment adviser. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Trust Information

Symbol on NYSE	BSE
Initial Offering Date	October 31, 2002
Yield on Closing Market Price as of February 28, 2017 ($13.17)[1]	4.74%
Tax Equivalent Yield[2]	9.59%
Current Monthly Distribution per Common Share[3]	$0.0520
Current Annualized Distribution per Common Share[3]	$0.6240
Economic Leverage as of February 28, 2017[4]	39%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]

Tax equivalent yield assumes the maximum marginal U.S. federal and state tax rate of 50.59%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

[3]	The distribution rate is not constant and is subject to change.

[4]

Represents VRDP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to VRDP Shares and TOB Trusts, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 5.

Performance

Returns for the six months ended February 28, 2017 were as follows:

	Returns Based On
	Market Price	NAV
BSE[1,2]	(9.17)%	(5.34)%
Lipper New York Municipal Debt Funds[3]	(8.02)%	(4.63)%

[1]	All returns reflect reinvestment of dividends and/or distributions.

[2]	The Trust’s discount to NAV widened during the period, which accounts for the difference between performance based on price and performance based on NAV.

[3]	Average return.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

The following discussion relates to the Trust’s absolute performance based on NAV:

•

Municipal bonds lost ground in the six-month reporting period. Municipal bonds initially traded lower through September and October due to a pick-up in new tax-exempt issuance and rising yields in the U.S. Treasury market. (Prices and yields move in opposite directions.) The downturn accelerated in November once Donald Trump’s election victory caused investors to adjust their expectations in favor of stronger growth and tighter Fed policy. While the municipal market subsequently retraced some of its losses in the second half of the period, the modest rally was insufficient to make up for the earlier downturn. The New York municipal market faced the added challenge of elevated new-issue supply in late 2016.

•

In this environment, the Trust’s positions in longer-dated and longer-duration bonds were the largest detractors from performance. (Duration is a measure of interest rate sensitivity.) Exposure to lower-coupon and zero-coupon bonds, which experienced greater price deterioration than the market as a whole, also detracted from returns. Conversely, positions in pre-refunded issues benefited performance as their low duration and higher quality enabled them to hold up better than longer-duration bonds.

•

Positions in the transportation, education and utilities sectors, which were among the weaker performing sectors for the period, negatively impacted performance. The Trust’s exposure to school district bonds, which were adversely affected by their longer duration, was an additional detractor.

•	The Trust sought to manage interest rate risk using U.S. Treasury futures. Given that Treasury yields rose as prices fell, this aspect of the Trust’s positioning had a positive effect on returns.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

16	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

BlackRock New York Municipal Income Quality Trust

Market Price and Net Asset Value Per Share Summary

	2/28/17	8/31/16	Change	High	Low
Market Price	$13.17	$14.84	(11.25)%	$15.13	$12.53
Net Asset Value	$14.65	$15.84	(7.51)%	$15.84	$14.25

Market Price and Net Asset Value History For the Past Five Years

Overview of the Trust’s Total Investments*

Sector Allocation	2/28/17	8/31/16
Education	24%	24%
County/City/Special District/School District	19	20
Transportation	18	18
Utilities	17	16
State	10	10
Health	8	8
Housing	3	4
Tobacco	1	—

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Call/Maturity Schedule[3]
Calendar Year Ended December 31,
2017	5%
2018	9
2019	5
2020	4
2021	19

[3]	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.

*	Excludes short-term securities.

Credit Quality Allocation[1]	2/28/17	8/31/16
AAA/Aaa	21%	18%
AA/Aa	46	55
A	27	24
BBB/Baa	2	2
N/R2	4	1

[1]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[2]

The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of February 28, 2017 and August 31, 2016, the market value of unrated securities deemed by the investment adviser to be investment grade each represents 1% of the Trust’s total investments.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	17

Trust Summary as of February 28, 2017	BlackRock New York Municipal Income Trust II

Trust Overview

BlackRock New York Municipal Income Trust II’s (BFY) (the “Trust”) investment objective is to provide current income exempt from regular U.S. federal income tax and New York State and New York City personal income taxes. The Trust seeks to achieve its investment objective by investing primarily in municipal bonds exempt from U.S. federal income taxes (except that the interest may be subject to the U.S. federal alternative minimum tax) and New York State and New York City personal income taxes. Under normal market conditions, the Trust invests at least 80% of its managed assets in municipal bonds that are investment grade quality at the time of investment or, if unrated, determined to be of comparable quality at the time of investment by the Trust’s investment adviser. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Trust Information

Symbol on NYSE MKT	BFY
Initial Offering Date	July 30, 2002
Yield on Closing Market Price as of February 28, 2017 ($14.89)[1]	5.32%
Tax Equivalent Yield[2]	10.77%
Current Monthly Distribution per Common Share[3]	$0.0660
Current Annualized Distribution per Common Share[3]	$0.7920
Economic Leverage as of February 28, 2017[4]	41%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]

Tax equivalent yield assumes the maximum marginal U.S. federal and state tax rate of 50.59%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

[3]

The monthly distribution per Common Share, declared on March 1, 2017, was decreased to $0.0610 per share. The yield on closing market price, current monthly distribution per Common Share and current annualized distribution per Common Share do not reflect the new distribution rate. The new distribution rate is not constant and is subject to change in the future.

[4]

Represents VRDP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to VRDP Shares and TOB Trusts, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 5.

Performance

Returns for the six months ended February 28, 2017 were as follows:

	Returns Based On
	Market Price	NAV
BFY[1,2]	(10.15)%	(5.53)%
Lipper New York Municipal Debt Funds[3]	(8.02)%	(4.63)%

[1]	All returns reflect reinvestment of dividends and/or distributions.

[2]	The Trust moved from a premium to NAV to a discount during the period, which accounts for the difference between performance based on price and performance based on NAV.

[3]	Average return.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

The following discussion relates to the Trust’s absolute performance based on NAV:

•

Municipal bonds lost ground in the six-month reporting period. Municipal bonds initially traded lower through September and October due to a pick-up in new tax-exempt issuance and rising yields in the U.S. Treasury market. (Prices and yields move in opposite directions). The downturn accelerated in November once Donald Trump’s election victory caused investors to adjust their expectations in favor of stronger growth and tighter Fed policy. While the municipal market subsequently retraced some of its losses in the second half of the period, the modest rally was insufficient to make up for the earlier downturn. The New York municipal market faced the added challenge of elevated new-issue supply in late 2016.

•

In this environment, the Trust’s positions in longer-dated and longer-duration bonds were the largest detractors from performance. (Duration is a measure of interest rate sensitivity.) Exposure to lower-coupon and zero-coupon bonds, which experienced greater price deterioration than the market as a whole, also detracted from returns. Conversely, positions in pre-refunded issues benefited performance as their low duration and higher quality enabled them to hold up better than longer-duration bonds.

•

Positions in the transportation, education and utilities sectors, which were among the weaker performing sectors for the period, negatively impacted performance. The Trust’s exposure to school district bonds, which were adversely affected by their longer duration, was an additional detractor.

•	The Trust sought to manage interest rate risk using U.S. Treasury futures. Given that Treasury yields rose as prices fell, this aspect of the Trust’s positioning had a positive effect on returns.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

18	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

BlackRock New York Municipal Income Trust II

Market Price and Net Asset Value Per Share Summary

	2/28/17	8/31/16	Change	High	Low
Market Price	$14.89	$17.01	(12.46)%	$17.37	$14.09
Net Asset Value	$15.26	$16.58	(7.96)%	$16.58	$14.82

Market Price and Net Asset Value History For the Past Five Years

Overview of the Trust’s Total Investments*

Sector Allocation	2/28/17	8/31/16
County/City/Special District/School District	25%	25%
Transportation	19	20
Education	15	16
Utilities	14	13
Health	9	9
State	7	7
Housing	7	7
Corporate	2	2
Tobacco	2	1

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Call/Maturity Schedule[4]
Calendar Year Ended December 31,
2017	9%
2018	4
2019	7
2020	5
2021	21

[4]	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.

*	Excludes short-term securities.

Credit Quality Allocation[1]	2/28/17	8/31/16
AAA/Aaa	14%	14%
AA/Aa	44	46
A	28	26
BBB/Baa	7	8
BB/Ba	2	2
B	1	—	[2]
N/R3	4	4

[1]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[2]	Represents less than 1% of Trust’s total investments.

[3]

The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of February 28, 2017 and August 31, 2016, the market value of unrated securities deemed by the investment adviser to be investment grade represents 1% and 2%, respectively, of the Trust’s total investments.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	19

Trust Summary as of February 28, 2017	BlackRock Virginia Municipal Bond Trust

Trust Overview

BlackRock Virginia Municipal Bond Trust’s (BHV) (the “Trust”) investment objective is to provide current income exempt from regular U.S. federal income tax and Virginia personal income taxes. The Trust seeks to achieve its investment objectives by investing primarily in municipal bonds exempt from U.S. federal income taxes (except that the interest may be subject to the U.S. federal alternative minimum tax) and Virginia personal income taxes. The Trust invests, under normal market conditions, at least 80% of its managed assets in municipal bonds that are investment grade quality at the time of investment or, if unrated, determined to be of comparable quality at the time of investment by the Trust’s investment adviser. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Trust Information

Symbol on NYSE MKT	BHV
Initial Offering Date	April 30, 2002
Yield on Closing Market Price as of February 28, 2017 ($15.84)[1]	4.77%
Tax Equivalent Yield[2]	8.94%
Current Monthly Distribution per Common Share[3]	$0.0630
Current Annualized Distribution per Common Share[3]	$0.7560
Economic Leverage as of February 28, 2017[4]	40%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]

Tax equivalent yield assumes the maximum marginal U.S. federal and state tax rate of 46.65%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

[3]	The distribution rate is not constant and is subject to change.

[4]

Represents VRDP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to VRDP Shares and TOB Trusts, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 5.

Performance

Returns for the six months ended February 28, 2017 were as follows:

	Returns Based On
	Market Price	NAV
BHV[1,2]	(15.29)%	(3.58)%
Lipper Other States Municipal Debt Funds[3]	(6.84)%	(4.80)%

[1]	All returns reflect reinvestment of dividends and/or distributions.

[2]	The Trust’s premium to NAV narrowed during the period, which accounts for the difference between performance based on price and performance based on NAV.

[3]	Average return.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

The following discussion relates to the Trust’s absolute performance based on NAV:

•

Municipal bonds lost ground in the six-month reporting period. Municipal bonds initially traded lower through September and October due to a pick-up in new tax-exempt issuance and rising yields in the U.S. Treasury market. (Prices and yields move in opposite directions.) The downturn accelerated in November once Donald Trump’s election victory caused investors to adjust their expectations in favor of stronger growth and tighter Fed policy. While the municipal market subsequently retraced some of its losses in the second half of the period, the modest rally was insufficient to make up for the earlier downturn.

•

Although Virginia municipal bonds tracked the broader market lower in the period, the Commonwealth’s fundamentals remained healthy. Virginia’s economy continued to outperform, particularly in Northern Virginia, where payroll growth climbed 2.1% year-over-year through December 2016. State revenue collections rose 4.6% in the fiscal year-to-date through January, exceeding expectations largely on the strength of individual income-tax receipts.

•

At the sector level, the hospital and education issues represented the largest detractors from Trust performance due to their higher weightings in the portfolio. Lower-rated bonds also underperformed, as investors responded to market weakness by gravitating to higher-quality issues. Reinvestment was a further drag on results, since the proceeds of higher-yielding bonds that matured or were called needed to be reinvested at materially lower prevailing rates.

•	The Trust continued to employ leverage, which helped augment income. However, since leverage also amplifies the effect of market movements, it was a net detractor from overall performance.

•

The Trust sought to manage interest rate risk using U.S. Treasury futures. Given that Treasury yields rose as prices fell, this aspect of the Trust’s positioning had a positive effect on returns. Positions in pre-refunded issues also benefited performance as their low duration (interest rate sensitivity) enabled them to hold up better than longer-duration bonds at a time of rising yields.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

20	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

BlackRock Virginia Municipal Bond Trust

Market Price and Net Asset Value Per Share Summary

	2/28/17	8/31/16	Change	High	Low
Market Price	$15.84	$19.14	(17.24)%	$19.70	$15.41
Net Asset Value	$15.60	$16.56	(5.80)%	$16.56	$15.27

Market Price and Net Asset Value History For the Past Five Years

Overview of the Trust’s Total Investments*

Sector Allocation	2/28/17	8/31/16
Health	31%	27%
Education	21	20
Transportation	19	22
County/City/Special District/School District	16	17
Housing	5	5
State	5	5
Tobacco	2	3
Corporate	1	1

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Call/Maturity Schedule[3]
Calendar Year Ended December 31,
2017	5%
2018	17
2019	15
2020	16
2021	9

[3]	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.

*	Excludes short-term securities.

Credit Quality Allocation[1]	2/28/17	8/31/16
AAA/Aaa	15%	13%
AA/Aa	45	48
A	13	15
BBB/Baa	4	3
BB/Ba	2	2
B/B	1	2
N/R2	20	17

[1]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[2]

The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of February 28, 2017 and August 31, 2016, the market value of unrated securities deemed by the investment adviser to be investment grade represents 2% and 7%, respectively, of the Trust’s total investments.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	21

Schedule of Investments February 28, 2017 (Unaudited)	BlackRock Maryland Municipal Bond Trust (BZM) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Maryland — 140.5%
Corporate — 1.9%
Maryland EDC, Refunding RB:
CNX Marine Terminals, Inc., 5.75%, 9/01/25	$320	$316,317
Potomac Electric Power Co., 6.20%, 9/01/22	250	274,035

		590,352
County/City/Special District/School District — 19.3%
County of Anne Arundel Maryland Consolidated, Refunding, Special Tax, Villages of Dorchester and Farmington Project, 5.00%, 7/01/32	500	556,425
County of Anne Arundel Maryland Consolidated, RB, Special Taxing District, Villages at Two Rivers Project, 5.25%, 7/01/44	250	247,225
County of Frederick Maryland, RB, Jefferson Technology Park Project, Series B, 7.13%, 7/01/43	250	272,147
County of Howard Maryland, Tax Allocation Bonds, Annapolis Junction Town Center Project, 6.10%, 2/15/44	250	254,225
County of Montgomery Maryland, GO, Refunding, Consolidated Public Improvement, Series A, 5.00%, 7/01/19 (a)	175	190,988
County of Prince George’s Maryland, Special Obligation, Remarketing, National Harbor Project, 5.20%, 7/01/34	1,449	1,463,200
State of Maryland, GO, Refunding, State & Local Facilities Loan, 3rd Series C, 5.00%, 11/01/20	500	567,640
State of Maryland, GO, State & Local Facilities Loan, 2nd Series B, 3.00%, 8/01/27	2,425	2,457,301

		6,009,151
Education — 29.2%
County of Anne Arundel Maryland, Refunding RB, Maryland Economic Development, Anne Arundel Community College Project:
4.00%, 9/01/27	510	539,524
3.25%, 9/01/28	360	363,258
Maryland EDC, Refunding RB:
University of Maryland College Park Project (AGM), 5.00%, 6/01/43	1,350	1,505,493
University of Maryland Project, 5.00%, 7/01/39	500	530,045
University Village at Sheppard Pratt, 5.00%, 7/01/33	1,000	1,055,990
Maryland Health & Higher Educational Facilities Authority, RB, Trinity Health Credit Group, Series 2017, 5.00%, 12/01/46	250	278,650
Maryland Health & Higher Educational Facilities Authority, Refunding RB:
Anne Arundel Health System, 4.00%, 7/01/39	100	101,395
Goucher College, Series A, 5.00%, 7/01/34	1,000	1,102,150
Johns Hopkins University Project, Series A, 4.00%, 7/01/37	10	10,305
Loyola University Maryland, Series A, 5.00%, 10/01/39	900	990,054

Municipal Bonds	Par (000)	Value
Maryland (continued)
Education (continued)
Maryland Health & Higher Educational Facilities Authority, Refunding RB (continued):
Maryland Institute College, 4.00%, 6/01/42	$500	$486,780
Maryland Institute College of Art, 5.00%, 6/01/29	500	547,040
Notre Dame Maryland University, 5.00%, 10/01/42	1,000	1,078,180
University System of Maryland, RB, Auxiliary Facility and Tuition, Series A, 5.00%, 4/01/24	400	477,872

		9,066,736
Health — 45.5%
City of Gaithersburg Maryland, Refunding RB, Asbury Maryland Obligation, Series B, 6.00%, 1/01/23	250	271,910
County of Howard Maryland, Refunding RB, Vantage House Facility, Series A, 5.25%, 4/01/17 (a)	550	551,634
County of Montgomery Maryland, RB, Trinity Health Credit Group, 5.00%, 12/01/45	750	830,760
County of Montgomery Maryland, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/40	1,000	1,084,790
Maryland Health & Higher Educational Facilities Authority, RB, Ascension Health Alliance, Series B, 5.00%, 11/15/51	1,000	1,082,220
Maryland Health & Higher Educational Facilities Authority, Refunding RB:
Anne Arundel Health System, 5.00%, 7/01/40	1,000	1,040,030
Charlestown Community Project, 6.25%, 1/01/21 (a)	1,000	1,182,820
Charlestown Community, Series A, 5.00%, 1/01/45	500	537,820
Frederick Memorial Hospital, Series A, 4.00%, 7/01/38	1,250	1,246,387
Lifebridge Health Issue, 4.13%, 7/01/47	500	506,980
Medstar Health, Inc., 5.00%, 8/15/42	1,000	1,090,390
Meritus Medical Center Issue, 5.00%, 7/01/40	1,000	1,075,420
Peninsula Regional Medical Center, 5.00%, 7/01/45	700	753,340
University of Maryland, 5.00%, 7/01/35	200	223,218
University of Maryland, 4.00%, 7/01/41	500	503,510
University of Maryland Medical System, 5.13%, 7/01/19 (a)	1,000	1,093,510
University of Maryland Medical System, Series A, 5.00%, 7/01/43	1,000	1,088,720

		14,163,459
Housing — 15.8%
County of Howard Maryland Housing Commission, RB, M/F Housing:
Columbia Commons Apartments, Series A, 5.00%, 6/01/44	550	587,174
Gateway Village Apartments, 4.00%, 6/01/46	500	500,360
Woodfield Oxford Square Apartments, 5.00%, 12/01/42	500	552,550

Portfolio Abbreviations

AGC	Assured Guarantee Corp.	CIFG	CIFG Assurance North America, Inc.	IDA	Industrial Development Authority
AGM	Assured Guaranty Municipal Corp.	COP	Certificates of Participation	LRB	Lease Revenue Bonds
AMBAC	American Municipal Bond Assurance Corp.	EDA	Economic Development Authority	M/F	Multi-Family
AMT	Alternative Minimum Tax (subject to)	EDC	Economic Development Corp.	NPFGC	National Public Finance Guarantee Corp.
ARB	Airport Revenue Bonds	ERB	Education Revenue Bonds	PILOT	Payment in Lieu of Taxes
BAM	Build America Mutual Assurance Co.	FHA	Federal Housing Administration	RB	Revenue Bonds
BARB	Building Aid Revenue Bonds	GO	General Obligation Bonds	S/F	Single-Family
BHAC	Berkshire Hathaway Assurance Corp.	HAD	Houseing Development Authority	SONYMA	State of New York Mortgage Agency
BOCES	Board of Cooperative Educational Services	HFA	Housing Finance Agency	SRF	State Revolving Fund
CAB	Capital Appreciation Bonds	HRB	Housing Revenue Bonds

See Notes to Financial Statements.

22	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Schedule of Investments (continued)	BlackRock Maryland Municipal Bond Trust (BZM)

Municipal Bonds	Par (000)	Value
Maryland (continued)
Housing (continued)
Maryland Community Development Administration, HRB, Series A, Residential:
M/F Housing, 4.05%, 7/01/42	$1,220	$1,230,102
S/F Housing, Series H, AMT, 5.10%, 9/01/37	875	877,835
Maryland Community Development Administration, RB:
3.70%, 7/01/35	500	494,330
S/F Housing, 5.05%, 9/01/39	500	509,225
S/F Housing, Series B, 4.75%, 9/01/39	150	152,997

		4,904,573
Transportation — 14.9%
Maryland EDC, RB:
Term Project, Series B, 5.75%, 6/01/35	500	536,960
Transportation Facilities Project, Series A, 5.75%, 6/01/35	500	536,960
Maryland State Department of Transportation, RB, Consolidated, 4.00%, 5/15/19 (a)	1,000	1,065,470
Maryland State Transportation Authority, RB, Baltimore/Washington International Thurgood Marshall Airport Project, Series A, AMT, 4.00%, 6/01/29	1,925	1,990,508
Maryland State Transportation Authority, Refunding RB, Baltimore/Washington International Thurgood Marshall Airport Project, Series B, AMT, 5.00%, 3/01/23	445	502,672

		4,632,570
Utilities — 13.9%
City of Annapolis Maryland Water & Sewer Revenue, Refunding RB, Series A, 3.38%, 8/01/40	780	744,931
City of Baltimore Maryland, RB:
Wastewater Project, Series C, 5.00%, 7/01/38	1,000	1,113,670
Water Project, Series A, 5.00%, 7/01/43	1,000	1,110,420
City of Baltimore Maryland, Tax Allocation Bonds, Center/West Development, Series A, 5.50%, 6/01/43	250	251,058
County of Montgomery Maryland, RB, Water Quality Protection Charge, Series A:
5.00%, 4/01/31	500	550,595
5.00%, 4/01/32	500	549,485

		4,320,159
Total Municipal Bonds in Maryland		43,687,000

Municipal Bonds	Par (000)	Value
Puerto Rico — 1.4%
Tobacco — 1.4%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds, 5.63%, 5/15/43	$450	$450,585
Total Municipal Bonds — 141.9%		44,137,585

Municipal Bonds Transferred to Tender Option Bond Trusts (b)
Maryland — 14.7%
Transportation — 10.1%
State of Maryland Transportation Authority, RB, Transportation Facilities Project (AGM), 5.00%, 7/01/41	3,000	3,136,860
Utilities — 4.6%
City of Baltimore Maryland, RB, Wastewater Project, Series A, 5.00%, 7/01/46	1,269	1,431,192
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 14.7%		4,568,052
Total Investments (Cost — $47,326,955) — 156.6%		48,705,637
Other Assets Less Liabilities — 1.5%		468,076
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (6.9)%		(2,136,344)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (51.2)%		(15,932,798)

Net Assets Applicable to Common Shares — 100.0%		$31,104,571

Notes to Schedule of investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

During the six months ended February 28, 2017, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2016	Net Activity	Shares Held at February 28, 2017	Value at February 28, 2017	Income	Net Realized Gain[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	1,496,051	(1,496,051)	—	—	$1,520	$1,710	—
[1] Includes net capital gain distributions.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	23

Schedule of Investments (continued)	BlackRock Maryland Municipal Bond Trust (BZM)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(9)	5-Year U.S. Treasury Note	June 2017	$1,059,328	$775
(22)	10-Year U.S. Treasury Note	June 2017	$2,740,719	92
(13)	Long U.S. Treasury Bond	June 2017	$1,971,531	(10,302)
(3)	Ultra U.S. Treasury Bond	June 2017	$485,344	(2,874)
Total				$(12,309)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized appreciation[1]	—	—	—	—	$867	—	$867
Liabilities — Derivative Financial Instruments
Futures contracts	Net unrealized depreciation[1]	—	—	—	—	$13,176	—	$13,176

[1]    Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended February 28, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts		—	—	—	—	$105,958	—	$105,958
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts		—	—	—	—	$(14,997)	—	$(14,997)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — short	$3,663,336

For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$48,705,637	—	$48,705,637
Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$867	—	—	$867
Liabilities:
Interest rate contracts	(13,176)	—	—	(13,176)

Total	$(12,309)	—	—	$(12,309)

[1] See above Schedule of Investments for values in each sector.
[2] Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Financial Statements.

24	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Schedule of Investments (concluded)	BlackRock Maryland Municipal Bond Trust (BZM)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	—	$(2,134,375)	—	$(2,134,375)
VRDP Shares at Liquidation Value	—	(16,000,000)	—	(16,000,000)

Total	—	$(18,134,375)	—	$(18,134,375)

During the six months ended February 28, 2017, there were no transfers between levels.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	25

Schedule of Investments February 28, 2017 (Unaudited)	BlackRock Massachusetts Tax-Exempt Trust (MHE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Massachusetts — 150.0%
County/City/Special District/School District — 3.6%
Town of Holyoke Massachusetts, GO, Refunding, 5.00%, 9/01/26	$1,000	$1,157,611
Education — 63.3%
Massachusetts Development Finance Agency, RB:
Emerson College Issue, Series A, 5.25%, 1/01/42	500	550,835
Foxborough Regional Charter School, Series A, 7.00%, 7/01/42	250	272,325
Mount Holyoke College, Series B, 5.00%, 7/01/41	500	552,960
UMass Boston Student Housing Project, 5.00%, 10/01/48	1,000	1,056,920
Wellesley College, Series J, 5.00%, 7/01/42	1,950	2,199,561
Wentworth Institute Technology, 5.00%, 10/01/46	500	537,425
WGBH Educational Foundation, Series A (AMBAC), 5.75%, 1/01/42	650	849,706
Massachusetts Development Finance Agency, Refunding RB:
Boston University, Series P, 5.45%, 5/15/59	1,500	1,757,895
Emerson College, 5.00%, 1/01/41	500	525,440
Emerson College, Series A, 5.00%, 1/01/40	200	208,148
Emmanuel College Issue, Series A, 5.00%, 10/01/35	250	266,665
International Charter School, 5.00%, 4/15/40	1,000	1,044,760
Series A, Harvard University, 5.50%, 11/15/18 (a)	75	80,880
Trustees of Deerfield Academy, 5.00%, 10/01/40	1,675	1,861,193
Wheelock College, Series C, 5.25%, 10/01/37	1,000	1,016,720
Worcester Polytechnic Institute, 5.00%, 9/01/17 (a)	900	919,737
Worcester Polytechnic Institute, 5.00%, 9/01/27	480	489,149
Massachusetts Educational Financing Authority, RB, Education Loan, Issue I, AMT, 5.00%, 1/01/27	1,000	1,115,110
Massachusetts Educational Financing Authority, Refunding RB, Issue J, AMT, 3.50%, 7/01/33	250	223,422
Massachusetts Health & Educational Facilities Authority, RB:
Berklee College of Music, Inc., Series A, 5.00%, 10/01/37	70	71,503
Northeastern University, Series R, 5.00%, 10/01/33	225	236,772
Tufts University, Series O, 5.38%, 8/15/18 (a)	1,000	1,064,220
Massachusetts Health & Educational Facilities Authority, Refunding RB:
Berklee College of Music, Inc. Series A, 5.00%, 10/01/17 (a)	600	615,348
Northeastern University, Series T-2, 5.00%, 10/01/32	500	555,465
Springfield College, 5.63%, 10/15/19 (a)	500	557,800
Tufts University, Series M, 5.50%, 2/15/27	1,000	1,264,280
University of Massachusetts Building Authority, RB, Senior-Series 2, 5.00%, 11/01/39	500	566,960

		20,461,199
Health — 25.0%
Massachusetts Development Finance Agency, RB:
Boston Medical Center, Series D, 4.00%, 7/01/45	200	200,132
Seven Hills Foundation Obligated Group, Series A, 5.00%, 9/01/35	750	778,898
Massachusetts Development Finance Agency, Refunding RB:
Carleton-Willard Village, 5.63%, 12/01/30	500	539,175
Partners Healthcare System, Series L, 5.00%, 7/01/36	1,000	1,102,650
Massachusetts Health & Educational Facilities Authority, RB:
Cape Cod Healthcare Obligated Group, Series D (AGC), 5.00%, 11/15/19 (a)	1,000	1,103,630

Municipal Bonds	Par (000)	Value
Massachusetts (continued)
Health (continued)
Massachusetts Health & Educational Facilities Authority, RB (continued):
Caregroup, Series E-1, 5.00%, 7/01/18 (a)	$500	$527,480
Children’s Hospital, Series M, 5.25%, 12/01/39	600	653,490
Children’s Hospital, Series M, 5.50%, 12/01/39	500	546,645
Lahey Clinic Medical Center, Series D, 5.25%, 8/15/17 (a)	1,000	1,021,180
Southcoast Health Obligation Group, Series D, 5.00%, 7/01/39	500	520,820
Massachusetts Health & Educational Facilities Authority, Refunding RB, Winchester Hospital, Series H, 5.25%, 7/01/38	1,000	1,076,280

		8,070,380
Housing — 9.7%
Massachusetts HFA, RB, M/F Housing, Series A (FHA), 5.25%, 12/01/35	185	199,922
Massachusetts HFA, Refunding RB, AMT:
Series C, 5.00%, 12/01/30	380	392,555
Series C, 5.35%, 12/01/42	1,550	1,648,875
Series F, 5.70%, 6/01/40	860	884,080

		3,125,432
State — 23.2%
Commonwealth of Massachusetts, GO, Series C, 5.00%, 7/01/45	1,000	1,133,170
Massachusetts Bay Transportation Authority, Refunding RB, Senior Series A, 5.25%, 7/01/29	730	906,470
Massachusetts School Building Authority, RB:
Dedicated Sales Tax, Senior Series A, 5.00%, 5/15/43	500	560,195
Senior Series B, 5.00%, 10/15/41	1,000	1,124,910
Massachusetts State College Building Authority, RB, Series A, 5.50%, 5/01/19 (a)	2,500	2,739,525
Massachusetts State College Building Authority, Refunding RB, Series B (Syncora), 5.50%, 5/01/39	825	1,032,719

		7,496,989
Transportation — 25.2%
Commonwealth of Massachusetts, RB, Series A, 5.00%, 6/15/27	1,000	1,147,290
Commonwealth of Massachusetts, Refunding RB, Series A, 5.00%, 6/01/38	500	559,460
Massachusetts Department of Transportation, Refunding RB, Senior Series B:
5.00%, 1/01/32	1,120	1,221,102
5.00%, 1/01/37	1,000	1,082,730
Massachusetts Port Authority, RB, AMT:
Series A, 5.00%, 7/01/42	1,000	1,085,650
Series B, 5.00%, 7/01/45	1,750	1,927,765
Metropolitan Boston Transit Parking Corp., Refunding RB, 5.25%, 7/01/36	1,000	1,123,630

		8,147,627
Total Municipal Bonds in Massachusetts		48,459,238

Puerto Rico — 1.5%
Tobacco — 1.5%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 5/15/39	95	95,361
5.63%, 5/15/43	395	395,513
Total Municipal Bonds in Puerto Rico		490,874
Total Municipal Bonds — 151.5%		48,950,112

See Notes to Financial Statements.

26	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Schedule of Investments (continued)	BlackRock Massachusetts Tax-Exempt Trust (MHE)

Municipal Bonds Transferred to Tender Option Bond Trusts (b)	Par (000)	Value
Massachusetts — 6.7%
State — 6.7%
Commonwealth of Massachusetts, GO:
Series A, 5.00%, 3/01/46	$1,001	$1,120,490
Series G, 4.00%, 9/01/42	1,005	1,027,351
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 6.7%		2,147,841
Total Long-Term Investments (Cost — $47,882,777) — 158.2%		51,097,953

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.50% (c)(d)	519,933	$520,037
Total Short-Term Securities (Cost — $520,027) — 1.6%		520,037
Total Investments (Cost — $48,402,804) — 159.8%		51,617,990
Other Assets Less Liabilities — 1.6%		541,902
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (4.4)%		(1,425,842)
VRDP Shares, at Liquidation Value Net of Deferred Offering Costs — (57.0)%		(18,422,759)

Net Assets Applicable to Common Shares — 100.0%		$32,311,291

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(c)	During the six months ended February 28, 2017, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2016	Net Activity	Shares Held at February 28, 2017	Value at February 28, 2017	Income	Net Realized Gain[1]	Change in Unrealized Appreciation
BlackRock Liquidity Funds, MuniCash, Institutional Class	125,958	393,975	519,933	$520,037	$812	$282	$10
[1] Includes net capital gain distributions.

(d)	Current yield as of period end.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(9)	5-Year U.S. Treasury Note	June 2017	$1,059,328	$1,203
(19)	10-Year U.S. Treasury Note	June 2017	$2,366,984	1,218
(11)	Long U.S. Treasury Bond	June 2017	$1,668,219	(8,376)
(3)	Ultra U.S. Treasury Bond	June 2017	$485,344	(2,958)
Total				$(8,913)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	27

Schedule of Investments (concluded)	BlackRock Massachusetts Tax-Exempt Trust (MHE)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized appreciation[1]	—	—	—	—	$2,421	—	$2,421
Liabilities — Derivative Financial Instruments
Futures contracts	Net unrealized depreciation[1]	—	—	—	—	$11,334	—	$11,334

[1]    Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended February 28, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts		—	—	—	—	$127,394	—	$127,394
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts		—	—	—	—	$(12,427)	—	$(12,427)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — short	$3,324,813

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$51,097,953	—	$51,097,953
Short-Term Securities	$520,037	—	—	520,037

Total	$520,037	$51,097,953	—	$51,617,990

Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$2,421	—	—	$2,421
Liabilities:
Interest rate contracts	(11,334)	—	—	(11,334)

Total	$(8,913)	—	—	$(8,913)

[1] See above Schedule of Investments for values in each sector.
[2] Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	—	$(1,420,858)	—	$(1,420,858)
VRDP Shares at Liquidation Value	—	(18,500,000)	—	(18,500,000)

Total	—	$(19,920,858)	—	$(19,920,858)

During the six months ended February 28, 2017, there were no transfers between levels.

See Notes to Financial Statements.

28	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Schedule of Investments February 28, 2017 (Unaudited)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 134.9%
Corporate — 2.2%
City of New York New York Industrial Development Agency, Refunding RB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 7/01/28	$820	$869,979
County of Onondaga New York Industrial Development Agency, RB, Bristol-Meyers Squibb Co. Project, AMT, 5.75%, 3/01/24	2,250	2,687,670
New York Liberty Development Corp., Refunding RB, Goldman Sachs Headquarters Issue, 5.25%, 10/01/35	5,500	6,564,305

		10,121,954
County/City/Special District/School District — 28.0%
Brooklyn Arena Local Development Corp., Refunding RB, Barclays Center Project, Series A, 5.00%, 7/15/42	2,130	2,324,149
City of New York New York, GO, Refunding:
Fiscal 2012, Series I, 5.00%, 8/01/32	490	557,199
Fiscal 2014, 5.00%, 8/01/32	2,000	2,273,420
, 5.50%, 8/01/25	5,500	6,615,950
, 5.00%, 8/01/30	2,000	2,270,000
City of New York New York, GO, Series E:
Series A-1, 5.00%, 8/01/35	2,350	2,634,138
Sub-Series D-1, 5.00%, 10/01/33	4,175	4,694,954
Sub-Series D-1, Fiscal 2014, 5.00%, 8/01/31	945	1,080,787
City of New York New York Convention Center Development Corp., RB, Sub Lien, Hotel Unit Fee, Series B (a):
0.00%, 11/15/46	3,000	803,520
(AGM), 0.00%, 11/15/55	2,485	443,150
(AGM), 0.00%, 11/15/56	3,765	642,987
City of New York New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured:
5.00%, 11/15/40	5,000	5,659,150
5.00%, 11/15/45	12,215	13,785,727
City of New York New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/39 (a)	1,380	573,224
Queens Baseball Stadium (AGC), 6.38%, 1/01/39	800	868,112
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/31	3,500	3,508,365
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/36	6,150	6,163,591
Yankee Stadium Project (NPFGC), 5.00%, 3/01/36	2,200	2,233,858
Yankee Stadium Project (NPFGC), 5.00%, 3/01/46	9,500	9,561,465
City of New York New York Transitional Finance Authority Future Tax Secured, RB:
Sub-Series A-1, 5.00%, 11/01/38	950	1,082,611
Sub-Series B-1, 5.00%, 11/01/35	2,100	2,379,363
Sub-Series B-1, 5.00%, 11/01/36	1,690	1,906,658
Sub-Series B-1, 5.00%, 11/01/38	1,455	1,653,142
Sub-Series E-1, 5.00%, 2/01/30	1,000	1,170,790
City of New York New York Transitional Finance Authority Future Tax Secured, Refunding RB, Series C, 5.00%, 11/01/30	1,145	1,337,291
Counties of Buffalo & Erie New York Industrial Land Development Corp., Refunding RB, Buffalo State College Foundation Housing Corp. Project, Series A, 5.38%, 10/01/41	1,000	1,108,580

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
County of Erie New York Industrial Development Agency, RB, City School District of Buffalo Project, Series A, 5.25%, 5/01/31	$1,000	$1,118,890
County of Erie New York Industrial Development Agency, Refunding RB, City School District of Buffalo Project, 5.00%, 5/01/28	2,250	2,657,317
County of Nassau New York, GO:
Series A, 5.00%, 1/15/31	1,400	1,624,854
Series B, 5.00%, 10/01/30	1,150	1,336,795
Hudson Yards Infrastructure Corp., RB, Series A:
5.00%, 2/15/47	2,685	2,707,984
(AGC), 5.00%, 2/15/47	305	307,352
(AGC), 5.00%, 2/15/47	7,370	7,426,823
(AGM), 5.00%, 2/15/47	7,530	7,588,056
(NPFGC), 4.50%, 2/15/47	9,905	9,925,305
(NPFGC), 5.00%, 2/15/47	1,500	1,511,565
New York Liberty Development Corp., Refunding RB:
4 World Trade Center Project, 5.00%, 11/15/31	1,710	1,905,453
4 World Trade Center Project, 5.00%, 11/15/44	4,000	4,413,800
4 World Trade Center Project, 5.75%, 11/15/51	1,755	2,002,876
7 World Trade Center Project, Class 1, 4.00%, 9/15/35	885	940,658
7 World Trade Center Project, Class 2, 5.00%, 9/15/43	3,430	3,808,398

		126,608,307
Education — 25.0%
Albany Capital Resource Corp., Refunding RB, Albany College of Pharmacy and Health Sciences, Series A:
5.00%, 12/01/30	250	279,065
5.00%, 12/01/32	100	111,475
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.63%, 10/01/40	4,975	5,181,860
Build NYC Resource Corp., RB, The Chapin School, Ltd. Project:
4.00%, 11/01/26	590	672,871
5.00%, 11/01/26	800	983,512
Build NYC Resource Corp., Refunding RB:
New York Law School Project, 5.00%, 7/01/41	930	993,640
New York Law School Project, 4.00%, 7/01/45	370	366,267
Series A, 5.00%, 6/01/43	450	505,481
City of New York Albany Capital Resource Corp., Refunding RB, Albany College of Pharmacy and Health Sciences, Series A, 4.00%, 12/01/34	110	114,692
City of New York New York Trust for Cultural Resources, Refunding RB, Series A:
American Museum of Natural History, 5.00%, 7/01/37	1,775	1,982,497
American Museum of Natural History, 5.00%, 7/01/41	750	831,982
Carnegie Hall, 4.75%, 12/01/39	3,150	3,386,061
Carnegie Hall, 5.00%, 12/01/39	1,850	2,004,123
Wildlife Conservation Society, 5.00%, 8/01/42	2,840	3,160,835
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project, Series A, 5.13%, 9/01/40	5,535	6,095,087
County of Madison New York Capital Resource Corp., RB, Colgate University Project, Series B:
5.00%, 7/01/40	685	779,996
5.00%, 7/01/43	2,480	2,816,114

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	29

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
County of Monroe New York Industrial Development Corp., Refunding RB, University of Rochester Project, Series A:
5.00%, 7/01/38	$1,240	$1,389,804
4.00%, 7/01/39	350	361,529
County of Onondaga New York, RB, Syracuse University Project:
5.00%, 12/01/29	1,135	1,276,875
5.00%, 12/01/36	1,100	1,236,664
County of Orange New York Funding Corp., Refunding RB, Mount St. Mary College Project, Series A:
5.00%, 7/01/37	715	748,698
5.00%, 7/01/42	445	465,537
County of St. Lawrence New York Industrial Development Agency, RB, Clarkson University Project:
6.00%, 9/01/34	300	344,364
5.38%, 9/01/41	125	140,743
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM):
5.50%, 7/01/33	500	556,735
5.25%, 7/01/36	700	771,148
County of Tompkins New York Industrial Development Agency, RB, Civic Facility Cornell University Project, Series A, 5.00%, 7/01/37	500	552,855
Dobbs Ferry Local Development Corp., RB, Mercy College Project, 5.00%, 7/01/39	750	827,865
State of New York Dormitory Authority, RB:
Columbia University, Series A-2, 5.00%, 10/01/46	1,000	1,312,740
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	1,770	2,002,684
Fordham University, Series A, 5.00%, 7/01/28	175	198,756
Fordham University, Series A, 5.50%, 7/01/36	1,375	1,571,996
General Purpose, Series A, 5.00%, 2/15/36	4,500	5,048,100
New School (AGM), 5.50%, 7/01/20 (b)	3,265	3,720,010
New York University Mount Sinai School of Medicine, 5.13%, 7/01/19 (b)	1,000	1,093,510
New York University, Series 1 (AMBAC), 5.50%, 7/01/40	3,500	4,507,580
New York University, Series A (AMBAC), 5.00%, 7/01/17 (b)	3,000	3,044,220
New York University, Series B, 5.00%, 7/01/34	400	432,380
New York University, Series B, 5.00%, 7/01/42	3,000	3,353,640
New York University, Series C, 5.00%, 7/01/18 (b)	2,000	2,110,200
Siena College, 5.13%, 7/01/39	1,345	1,410,354
State University Dormitory Facilities, Series A, 5.00%, 7/01/35	750	829,283
State University Dormitory Facilities, Series A, 5.00%, 7/01/40	1,500	1,649,325
State University Dormitory Facilities, Series A, 5.00%, 7/01/41	1,500	1,665,420
State of New York Dormitory Authority, Refunding RB:
3rd General Resolution, State University Educational Facilities Issue, Series A, 5.00%, 5/15/29	1,000	1,151,380
Barnard College, Series A, 5.00%, 7/01/34	900	1,014,930
Barnard College, Series A, 4.00%, 7/01/37	850	868,122
Barnard College, Series A, 5.00%, 7/01/43	1,500	1,677,600
Cornell University, Series A, 5.00%, 7/01/40	1,000	1,106,750
Fordham University, 5.00%, 7/01/44	1,900	2,092,071
Icahn School of Medicine at Mount Sinai, Series A, 5.00%, 7/01/35	1,200	1,314,636

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
State of New York Dormitory Authority, Refunding RB (continued):
New York University, Series A, 5.00%, 7/01/31	$3,000	$3,419,460
New York University, Series A, 5.00%, 7/01/37	4,180	4,714,956
Pratt Institute, 5.00%, 7/01/46	800	892,856
Rochester Institute of Technology, 4.00%, 7/01/31	2,300	2,423,119
Rochester Institute of Technology, 5.00%, 7/01/42	750	827,003
St. John’s University, Series A, 5.00%, 7/01/37	2,400	2,652,888
State University Dormitory Facilities, Series A, 5.25%, 7/01/31	4,755	5,463,162
State University Dormitory Facilities, Series A, 5.25%, 7/01/32	6,435	7,353,017
State University Dormitory Facilities, Series A, 5.00%, 7/01/42	1,490	1,665,641
State University Dormitory Facilities, Series B, 5.00%, 7/01/32	500	574,885
State University Dormitory Facilities, Series B, 5.00%, 7/01/33	860	984,021

		113,085,070
Health — 12.7%
City of New York New York Health & Hospital Corp., Refunding RB, Health System, Series A, 5.00%, 2/15/30	1,800	1,934,046
County of Dutchess New York Industrial Development Agency, RB, Vassar Brothers Medical Center (AGC), 5.50%, 4/01/34	500	548,860
County of Dutchess New York Local Development Corp., RB, Health Quest Systems, Inc., Series B:
3.00%, 7/01/36	745	637,161
4.00%, 7/01/41	900	900,657
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project, Series A, 5.00%, 12/01/37	1,180	1,273,444
County of Monroe New York Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40	5,925	6,742,709
County of Suffolk New York EDC, RB, Catholic Health Services, Series C, 5.00%, 7/01/32	460	498,424
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien, Remarketing, Series A, 5.00%, 11/01/30	1,340	1,447,227
State of New York Dormitory Authority, RB:
General Purpose, Series A, 5.00%, 2/15/42	7,500	8,535,600
Health System, Series B (AGM), 5.00%, 8/15/18 (b)	3,480	3,691,236
Health System, Series B (AGM), 5.00%, 2/15/33	1,020	1,071,612
Healthcare, Series A, 5.00%, 3/15/19 (b)	2,250	2,432,565
Hudson Valley Hospital (BHAC) (FHA), 5.00%, 8/15/36	5,500	5,593,115
New York University Hospitals Center, Series A, 5.75%, 7/01/20 (b)	2,680	3,075,354
New York University Hospitals Center, Series A, 6.00%, 7/01/20 (b)	1,800	2,080,224
North Shore-Long Island Jewish Obligated Group, Series A, 5.50%, 5/01/19 (b)	1,825	2,000,419
North Shore-Long Island Jewish Obligated Group, Series C, 4.25%, 5/01/39	1,000	1,041,910
North Shore-Long Island Jewish Obligated Group, Series D, 4.25%, 5/01/39	685	713,708

See Notes to Financial Statements.

30	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

Municipal Bonds	Par (000)	Value
New York (continued)
Health (continued)
State of New York Dormitory Authority, Refunding RB, North Shore-Long Island Jewish Obligated Group, Series A:
5.00%, 5/01/32	$2,000	$2,197,820
5.00%, 5/01/32	2,645	2,978,905
5.25%, 5/01/34	7,375	8,158,594

		57,553,590
Housing — 5.2%
City of New York New York Housing Development Corp., RB, M/F Housing:
Fund Grant Program, New York City Housing Authority Program, Series B1, 5.25%, 7/01/32	6,505	7,340,242
Fund Grant Program, New York City Housing Authority Program, Series B1, 5.00%, 7/01/33	1,375	1,517,642
Series A-1-A, AMT, 5.00%, 11/01/30	750	757,913
Series A-1-A, AMT, 5.45%, 11/01/46	1,335	1,367,240
Series H-2-A, AMT, 5.20%, 11/01/35	835	843,125
Series H-2-A, AMT, 5.35%, 5/01/41	600	612,048
Sustainable Neighborhood Bonds, Series C-1-A, 3.40%, 11/01/47	4,050	3,757,873
City of New York New York Housing Development Corp., Refunding RB, M/F Housing, 8 Spruce Street, Class F, 4.50%, 2/15/48	1,075	1,117,366
City of Yonkers New York Industrial Development Agency, RB, Monastery Manor Associates LP Project, AMT (SONYMA), 5.25%, 4/01/37	2,000	2,005,460
State of New York HFA, RB:
M/F Housing, Affordable Housing, Series B (Ginnie Mae, Fannie Mae & Freddie Mac), 4.00%, 11/01/42	2,105	2,108,115
M/F Housing, Affordable Housing, Series D (SONYMA), 3.20%, 11/01/46	1,210	1,069,592
St. Philip’s Housing, Series A, AMT (Fannie Mae), 4.65%, 11/15/38	1,000	1,000,360

		23,496,976
State — 10.9%
City of New York New York Transitional Finance Authority, BARB:
Fiscal 2008, Series S-1, 4.50%, 1/15/38	1,510	1,546,315
Fiscal 2009, Series S-1 (AGC), 5.50%, 7/15/38	4,000	4,224,320
Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/33	3,000	3,235,200
Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/39	1,250	1,348,000
Series S-2 (AGM) (NPFGC), 5.00%, 1/15/37	3,750	3,762,300
Series S-2 (NPFGC), 4.25%, 1/15/34	3,220	3,227,213
Metropolitan Transportation Authority, Refunding RB, Dedicated Tax Fund:
Series B, 5.00%, 11/15/34	2,500	2,731,975
Sub-Series B-1, 5.00%, 11/15/31	4,000	4,582,480
Sales Tax Asset Receivable Corp., Refunding RB, Series A, 4.00%, 10/15/32	2,070	2,230,694
State of New York Dormitory Authority, RB:
General Purpose, Series B, 5.00%, 3/15/37	3,000	3,376,260
General Purpose, Series B, 5.00%, 3/15/42	4,600	5,112,992
Master BOCES Program Lease (AGC), 5.00%, 8/15/28	250	268,588
School Districts Financing Program, Series C (AGM), 5.00%, 10/01/17 (b)	2,500	2,563,950

Municipal Bonds	Par (000)	Value
New York (continued)
State (continued)
State of New York Dormitory Authority, RB (continued):
Series B, 5.00%, 3/15/37	$1,500	$1,718,595
State Personal Income Tax, Series A, 5.00%, 2/15/43	495	546,980
State of New York Dormitory Authority, Refunding RB, School Districts Financing Program, Series A (AGM), 5.00%, 10/01/18 (b)	5,000	5,328,100
State of New York Thruway Authority, RB, 2nd General Highway & Bridge Trust, Series B, 5.00%, 10/01/17 (b)	1,000	1,025,580
State of New York Urban Development Corp., RB, State Personal Income Tax, Series C, 5.00%, 3/15/32	2,000	2,291,060

		49,120,602
Tobacco — 2.3%
Counties of New York Tobacco Trust VI, Refunding RB, Tobacco Settlement Pass-Through:
Series A, 5.00%, 6/01/41	400	428,176
Series B, 5.00%, 6/01/45	1,500	1,596,615
Series C, 5.00%, 6/01/51	765	782,824
County of Chautauqua New York Tobacco Asset Securitization Corp., Refunding RB, 4.75%, 6/01/39	1,875	1,889,756
County of Niagara New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed:
5.25%, 5/15/34	1,495	1,646,414
5.25%, 5/15/40	1,500	1,640,970
Westchester Tobacco Asset Securitization, Refunding RB, Sub-Series C, 4.00%, 6/01/42	2,525	2,510,961

		10,495,716
Transportation — 33.0%
Metropolitan Transportation Authority, RB:
Green Bonds, Series A, 5.00%, 11/15/42	3,500	4,018,735
Series A, 5.00%, 11/15/27	1,000	1,137,190
Series A, 5.00%, 11/15/30	3,000	3,396,300
Series A-1, 5.25%, 11/15/33	1,620	1,855,985
Series A-1, 5.25%, 11/15/34	1,620	1,849,603
Series B, 5.25%, 11/15/44	1,000	1,138,670
Series C, 6.50%, 11/15/28	1,155	1,262,969
Series D, 5.25%, 11/15/41	2,000	2,262,200
Series E, 5.00%, 11/15/38	8,750	9,784,075
Series E, 5.00%, 11/15/43	1,000	1,114,960
Sub-Series B, 5.00%, 11/15/25	1,000	1,159,300
Metropolitan Transportation Authority, Refunding RB:
Green Bonds, Series A-1, 4.00%, 11/15/46	315	319,845
Green Bonds, Series A-1, 5.25%, 11/15/56	1,830	2,069,291
Series C-1, 5.25%, 11/15/56	855	971,887
Series D, 5.00%, 11/15/30	885	1,022,042
Metropolitan Transportation Authority Hudson Rail Yards Trust Obligations, Refunding RB, Series A:
5.00%, 11/15/56	5,410	5,824,460
5.00%, 11/15/51	790	847,417
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated, 5.25%, 12/15/43	11,500	13,004,200
New York Transportation Development Corp., RB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT:
5.00%, 7/01/46	5,600	5,878,040
5.25%, 1/01/50	5,300	5,629,236
(AGM), 4.00%, 7/01/41	1,250	1,238,413
Niagara Falls Bridge Commission, Refunding RB, Toll Bridge System, Series A (AGC), 4.00%, 10/01/19	1,015	1,064,918

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	31

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

Municipal Bonds	Par (000)	Value
New York (continued)
Transportation (continued)
Port Authority of New York & New Jersey, ARB:
Consolidated, 163rd Series, 5.00%, 7/15/35	$2,500	$2,769,350
Consolidated, 183rd Series, 4.00%, 6/15/44	1,500	1,552,755
Special Project, JFK International Air Terminal LLC Project, Series 6, AMT (NPFGC), 5.90%, 12/01/17	2,055	2,085,167
Special Project, JFK International Air Terminal LLC Project, Series 6, AMT (NPFGC), 5.75%, 12/01/22	19,725	20,014,563
Port Authority of New York & New Jersey, Refunding ARB:
178th Series, AMT, 5.00%, 12/01/33	1,000	1,104,730
179th Series, 5.00%, 12/01/38	1,390	1,578,873
Consolidated, 147th Series, AMT, 4.75%, 4/15/37	2,250	2,255,287
Consolidated, 177th Series, AMT, 4.00%, 1/15/43	285	288,420
Consolidated, 178th Series, AMT, 5.00%, 12/01/43	750	815,265
Consolidated, 189th Series, 5.00%, 5/01/45	2,305	2,585,403
State of New York Thruway Authority, RB, Junior Lien, Series A, 5.25%, 1/01/56	3,880	4,376,252
State of New York Thruway Authority, Refunding RB:
5.00%, 1/01/29	1,750	2,015,317
5.00%, 1/01/31	1,000	1,138,790
General, Series I, 5.00%, 1/01/37	4,245	4,701,465
General, Series I, 5.00%, 1/01/42	4,270	4,654,044
General, Series K, 5.00%, 1/01/32	1,000	1,132,810
Series J, 5.00%, 1/01/41	5,000	5,510,100
Triborough Bridge & Tunnel Authority, RB, Series B:
5.00%, 11/15/40	940	1,068,507
5.00%, 11/15/45	820	928,765
Triborough Bridge & Tunnel Authority, Refunding RB:
General, CAB, Series B, 0.00%, 11/15/32 (a)	7,670	4,453,202
General, Remarketing, Series A, 5.00%, 11/15/36	1,000	1,115,380
General, Series A, 5.00%, 11/15/41	5,000	5,708,750
General, Series A, 5.25%, 11/15/45	1,280	1,475,149
General, Series A, 5.00%, 11/15/50	3,000	3,364,170
General, Series C, 5.00%, 11/15/18 (b)	855	914,936
General, Series C, 5.00%, 11/15/38	530	561,747
Sub-Series A, 5.00%, 11/15/28	2,500	2,866,475
Sub-Series A, 5.00%, 11/15/29	875	997,378

		148,882,786
Utilities — 15.6%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System:
2nd General Resolution, Fiscal 2010, Series FF, 5.00%, 6/15/31	1,500	1,670,670
2nd General Resolution, Fiscal 2011, Series BB, 5.00%, 6/15/31	1,000	1,113,780
2nd General Resolution, Fiscal 2011, Series GG, 5.00%, 6/15/43	2,070	2,297,307
2nd General Resolution, Fiscal 2015, Series HH, 5.00%, 6/15/39	2,250	2,546,483
2nd General Resolution, Series DD, 5.00%, 6/15/32	3,750	3,931,050
Fiscal 2016, Series A, 3.00%, 6/15/36	675	634,075
Long Island Power Authority, RB, General, Electric Systems, Series A (AGM), 5.00%, 5/01/36	2,375	2,616,894
Long Island Power Authority, Refunding RB:
Electric System, Series B, 5.00%, 9/01/41	475	531,387
Electric System, Series B, 5.00%, 9/01/46	2,195	2,444,308

Municipal Bonds	Par (000)	Value
New York (continued)
Utilities (continued)
Long Island Power Authority, Refunding RB (continued):
Electric Systems, Series A (AGC), 5.75%, 4/01/39	$1,000	$1,084,270
General, Electric Systems, Series A (AGC), 6.00%, 5/01/19 (b)	1,500	1,659,585
New York City Water & Sewer System, RB, Series DD:
5.00%, 6/15/47	3,785	4,285,831
5.25%, 6/15/47	2,455	2,857,325
State of New York Environmental Facilities Corp., RB, Series B, Revolving Funds, Green Bonds, 5.00%, 9/15/40	3,170	3,615,385
State of New York Environmental Facilities Corp., Refunding RB:
Revolving Funds, New York City Municipal Water, Series B, 5.00%, 6/15/36	3,200	3,590,400
Series A, 5.00%, 6/15/40	1,545	1,767,974
Series A, 5.00%, 6/15/45	7,935	8,980,595
Subordinated SRF Bonds, Series A, 3.00%, 6/15/35	1,485	1,420,180
State of New York Power Authority, Refunding RB, Series A, 5.00%, 11/15/38	2,580	2,890,658
Utility Debt Securitization Authority, Refunding RB, Restructuring:
3.00%, 12/15/32	1,415	1,415,750
Series E, 5.00%, 12/15/41	15,490	17,708,943
Western Nassau County Water Authority, RB, Series A, 5.00%, 4/01/40	1,065	1,178,273

		70,241,123
Total Municipal Bonds in New York		609,606,124

Guam — 0.3%
Utilities — 0.3%
Guam Power Authority, RB, Series A (AGM), 5.00%, 10/01/37	1,175	1,285,861

Puerto Rico — 0.8%
Housing — 0.8%
Puerto Rico Housing Finance Authority, Refunding RB, M/F Housing, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	3,300	3,475,428
Total Municipal Bonds — 136.0%		614,367,413

Municipal Bonds Transferred to Tender Option Bond Trusts (c)
New York — 32.2%
County/City/Special District/School District — 5.3%
City of New York New York, GO, Refunding, Series E, 5.00%, 8/01/29	2,000	2,367,560
City of New York New York, GO:
Sub-Series C-3 (AGC), 5.75%, 2/15/19 (b)(d)	636	694,862
Sub-Series C-3 (AGC), 5.75%, 8/15/28 (d)	9,364	10,230,638
Sub-Series I-1, 5.00%, 3/01/36	2,500	2,797,150
City of New York New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured, 5.00%, 11/15/32	2,500	2,874,600
City of New York New York Transitional Finance Authority, RB, Future Tax Secured, Sub-Series D-1, 5.00%, 11/01/38	1,650	1,845,162

See Notes to Financial Statements.

32	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
New York Liberty Development Corp., Refunding RB, 7 World Trade Center Project, Class 1, 5.00%, 9/15/40	$2,610	$2,943,976

		23,753,948
Education — 6.5%
City of New York New York Trust for Cultural Resources, Refunding RB, Wildlife Conservation Society, Series A, 5.00%, 8/01/33	1,981	2,269,704
State of New York Dormitory Authority, LRB, State University Dormitory Facilities, New York University:
5.00%, 7/01/35	4,448	4,975,703
5.25%, 7/01/19 (b)	5,000	5,483,200
State of New York Dormitory Authority, RB, Series A:
5.00%, 7/01/18 (b)	5,498	5,801,373
5.00%, 3/15/44	4,858	5,451,551
State of New York Dormitory Authority, Refunding RB, Series E, 5.25%, 3/15/33	4,500	5,287,950

		29,269,481
State — 8.3%
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (d)	5,999	6,818,022
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A:
5.00%, 10/15/31	7,380	8,631,943
4.00%, 10/15/32	6,000	6,465,780
State of New York Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	5,000	5,449,500
State of New York Dormitory Authority, RB, Series C:
General Purpose, 5.00%, 3/15/41	2,500	2,755,525
Mental Health Services Facilities, AMT (AGM), 5.40%, 2/15/33	5,458	5,749,005
State of New York Urban Development Corp., Refunding RB, State Personal Income Tax, Series A, 5.00%, 3/15/45	1,471	1,665,106

		37,534,881
Transportation — 7.3%
Port Authority of New York & New Jersey, ARB, Consolidated, 169th Series, AMT, 5.00%, 10/15/25	8,005	8,974,791
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	3,405	3,883,232
State of New York Thruway Authority, Refunding RB, General, Series H (AGM), 5.00%, 1/01/37	8,500	8,754,235

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value
New York (continued)
Transportation (continued)
Triborough Bridge & Tunnel Authority, Refunding RB, Series A, 5.00%, 11/15/46	$10,000	$11,391,800

		33,004,058
Utilities — 4.8%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A:
5.75%, 6/15/18 (b)	921	977,227
5.75%, 6/15/40	3,082	3,268,281
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2011, Series HH, 5.00%, 6/15/32	7,151	8,026,777
Series FF-2, 5.50%, 6/15/40	2,400	2,623,248
New York State Environmental Facilities Corp., RB, Subordinated SRF Bonds, 4.00%, 6/15/46	601	625,657
Utility Debt Securitization Authority, Refunding RB, Restructuring:
5.00%, 12/15/36	3,003	3,466,753
Series B, 4.00%, 12/15/35	2,600	2,768,194

		21,756,137
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 32.2%		145,318,505
Total Long-Term Investments (Cost — $724,546,881) — 168.2%		759,685,918

Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.50% (e)(f)	186,604	186,641
Total Short-Term Securities (Cost — $186,641) — 0.0%		186,641
Total Investments (Cost — $724,733,522) — 168.2%		759,872,559
Other Assets Less Liabilities — 2.1%		9,479,277
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (16.5)%		(74,393,061)
VRDP Shares, at Liquidation Value Net of Deferred Offering Costs — (53.8)%		(243,224,058)

Net Assets Applicable to Common Shares — 100.0%		$451,734,717

Notes to Schedule of Investments

(a)	Zero-coupon bond.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(d)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between September 6, 2018 to February 15, 2019, is $8,472,762. See Note 4 of the Notes to Financial Statements for details.

(e)	During the six months ended February 28, 2017, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2016	Net Activity	Shares Held at February 28, 2017	Value at February 28, 2017	Income	Net Realized Gain[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	5,404,267	(5,217,663)	186,604	$186,641	$8,435	$5,595	—
[1] Includes net capital gain distributions.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	33

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

(f)	Current yield as of period end.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(100)	5-Year U.S. Treasury Note	June 2017	$11,770,313	$14,801
(280)	10-Year U.S. Treasury Note	June 2017	$34,881,875	14,995
(185)	Long U.S. Treasury Bond	June 2017	$28,056,406	(128,953)
(42)	Ultra U.S. Treasury Bond	June 2017	$6,794,812	(43,246)
Total				$(142,403)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized appreciation[1]	—	—	—	—	$29,796	—	$29,796
Liabilities — Derivative Financial Instruments
Futures contracts	Net unrealized depreciation[1]	—	—	—	—	$172,199	—	$172,199

[1] Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended February 28, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts		—	—	—	—	$2,010,007	—	$2,010,007
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts		—	—	—	—	$(193,257)	—	$(193,257)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — short	$48,520,313

For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$759,685,918	—	$759,685,918
Short-Term Securities	$186,641	—	—	186,641

Total	$186,641	$759,685,918	—	$759,872,559

See Notes to Financial Statements.

34	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Schedule of Investments (concluded)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$29,796	—	—	$29,796
Liabilities:
Interest rate contracts	(172,199)	—	—	(172,199)

Total	$(142,403)	—	—	$(142,403)

[1] See above Schedule of Investments for values in each sector.
[2] Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	—	$(74,257,186)	—	$(74,257,186)
VRDP Shares at Liquidation Value	—	(243,600,000)	—	(243,600,000)

Total	—	$(317,857,186)	—	$(317,857,186)

During the six months ended February 28, 2017, there were no transfers between levels.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	35

Schedule of Investments February 28, 2017 (Unaudited)	BlackRock New Jersey Municipal Bond Trust (BLJ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey — 139.6%
Corporate — 10.4%
County of Middlesex New Jersey Improvement Authority, RB, Heldrich Center Hotel, Sub-Series B, 6.25%, 1/01/37 (a)(b)	$560	$21,890
County of Salem New Jersey Pollution Control Financing Authority, Refunding RB, Atlantic City Electric, Series A, 4.88%, 6/01/29	750	801,578
New Jersey EDA, RB, Continental Airlines, Inc. Project, AMT, Series B, 5.63%, 11/15/30	1,550	1,684,292
New Jersey EDA, Refunding RB:
Duke Farms Foundation Project, 4.00%, 7/01/46	185	186,341
New Jersey American Water Co., Inc. Project, AMT, Series A, 5.70%, 10/01/39	500	545,395
New Jersey American Water Co., Inc. Project, AMT, Series B, 5.60%, 11/01/34	395	430,961

		3,670,457
County/City/Special District/School District — 24.1%
City of Bayonne New Jersey, GO, Refunding, Qualified General Improvement (BAM):
5.00%, 7/01/33	150	167,537
5.00%, 7/01/35	235	260,500
City of Margate New Jersey, GO, Refunding, Improvement:
5.00%, 1/15/27	230	256,765
5.00%, 1/15/28	110	122,626
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 7/01/45 (c)	610	602,863
County of Essex New Jersey Improvement Authority, Refunding RB, Project Consolidation (NPFGC):
5.50%, 10/01/28	400	502,424
5.50%, 10/01/29	790	997,241
County of Hudson New Jersey Improvement Authority, RB, Harrison Parking Facility Project, Series C (AGC), 5.38%, 1/01/44	800	848,856
County of Mercer New Jersey Improvement Authority, RB, Courthouse Annex Project, 5.00%, 9/01/40	235	262,577
County of Middlesex New Jersey, COP, Refunding, Civic Square IV Redevelopment, 5.00%, 10/15/31	440	532,004
County of Union New Jersey Improvement Authority, LRB, Guaranteed Lease, Family Court Building Project, 5.00%, 5/01/42	180	202,023
County of Union New Jersey Utilities Authority, Refunding RB, Solid Waste System, County Deficiency Agreement, Series A, 5.00%, 6/15/41	685	741,834
Monroe Township Board of Education Middlesex County, GO, Refunding, 5.00%, 3/01/38	265	296,675
New Brunswick New Jersey Parking Authority, Refunding RB, City Guaranteed, Series A (BAM), 5.00%, 9/01/39	115	129,543
New Jersey EDA, Refunding RB, Special Assessment, Kapkowski Road Landfill Project, 6.50%, 4/01/28	2,250	2,598,952

		8,522,420
Education — 30.1%
County of Atlantic New Jersey Improvement Authority, RB, Stockton University Atlantic City, Series A (AGM), 4.00%, 7/01/46	200	201,234
New Jersey EDA, RB:
Leap Academy Charter School, Series A, 6.00%, 10/01/34	100	99,564
School Facilities Construction (AGC), 5.50%, 12/15/18 (d)	350	378,672
School Facilities Construction (AGC), 5.50%, 12/15/34	5	5,298
Team Academy Charter School Project, 6.00%, 10/01/33	455	497,875

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Education (continued)
New Jersey EDA, Refunding RB, Greater Brunswick Charter School, Inc. Project, Series A, 5.63%, 8/01/34 (c)	$215	$208,378
New Jersey Educational Facilities Authority, RB, Higher Educational Capital Improvement Fund, Series A, 5.00%, 9/01/32	635	646,532
New Jersey Educational Facilities Authority, Refunding RB:
City of New Jersey University Issue, Series D, 4.00%, 7/01/35	175	176,080
College of New Jersey, Series D (AGM), 5.00%, 7/01/18 (d)	245	258,634
College of New Jersey, Series D (AGM), 5.00%, 7/01/18 (d)	690	728,398
College of New Jersey, Series F, 4.00%, 7/01/35	125	126,259
Georgian Court University, Series D, 5.00%, 7/01/33	150	150,828
Kean University, Series A, 5.50%, 9/01/36	700	759,640
Montclair State University, Series A, 5.00%, 7/01/44	1,600	1,768,304
Montclair State University, Series B, 5.00%, 7/01/33	100	113,223
New Jersey Institute of Technology, Series H, 5.00%, 7/01/31	210	228,770
Ramapo College, Series B, 5.00%, 7/01/42	85	92,476
Seton Hall University, Series D, 5.00%, 7/01/38	105	115,703
New Jersey Higher Education Student Assistance Authority, RB, Student Loan, Series 1A, AMT, 5.00%, 12/01/22	915	1,013,582
New Jersey Higher Education Student Assistance Authority, Refunding RB:
Series 1, AMT, 5.75%, 12/01/29	460	499,008
Series 1A, 5.00%, 12/01/25	100	105,724
Series 1A, 5.00%, 12/01/26	75	78,529
Series 1A, 5.25%, 12/01/32	300	315,693
Student Loan, Series 1A, 5.13%, 12/01/27	185	193,891
New Jersey Institute of Technology, RB, Series A:
5.00%, 7/01/40	500	551,165
5.00%, 7/01/45	220	240,027
Rutgers — The State University of New Jersey, Refunding RB, Series L, 5.00%, 5/01/43	985	1,098,186

		10,651,673
Health — 11.6%
New Jersey EDA, Refunding RB, Lions Gate Project, 5.25%, 1/01/44	135	138,182
New Jersey Health Care Facilities Financing Authority, RB:
Hospital Asset Transformation Program, Series A, 5.25%, 10/01/38	390	392,523
Meridian Health System Obligated Group, Series I (AGC), 5.00%, 7/01/38	235	243,422
Robert Wood Johnson University Hospital, Series A, 5.50%, 7/01/43	230	258,870
Virtua Health, Series A (AGC), 5.50%, 7/01/38	400	431,480
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AHS Hospital Corp., 6.00%, 7/01/21 (d)	610	726,650
Princeton Healthcare System, 5.00%, 7/01/39	250	271,140
RWJ Barnabas Health Obligated Group, Series A, 4.00%, 7/01/43	235	235,355
RWJ Barnabas Health Obligated Group, Series A, 5.00%, 7/01/43	310	340,030
St. Barnabas Health Care System, Series A, 5.63%, 7/01/21 (d)	180	211,590

See Notes to Financial Statements.

36	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Trust (BLJ)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Health (continued)
New Jersey Health Care Facilities Financing Authority, Refunding RB (continued):
St. Barnabas Health Care System, Series A, 5.63%, 7/01/21 (d)	$505	$593,627
St. Joseph’s Healthcare System Obligated Group, 5.00%, 7/01/41	110	115,005
St. Joseph’s Healthcare System Obligated Group, 4.00%, 7/01/48	155	140,052

		4,097,926
Housing — 2.1%
New Jersey Housing & Mortgage Finance Agency, RB:
M/F Housing, Series A, 4.75%, 11/01/29	370	383,242
S/F Housing, Series AA, 6.38%, 10/01/28	100	103,172
S/F Housing, Series AA, 6.50%, 10/01/38	20	20,611
S/F Housing, Series CC, 5.00%, 10/01/34	235	241,040

		748,065
State — 22.2%
Casino Reinvestment Development Authority, Refunding RB, 5.25%, 11/01/44	870	859,917
Garden State Preservation Trust, RB, CAB, Series B (AGM), 0.00%, 11/01/27 (e)	4,000	2,713,480
New Jersey EDA, RB, Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/25	500	561,660
New Jersey EDA, Refunding RB:
Cigarette Tax, 5.00%, 6/15/28	255	269,464
Cigarette Tax, 5.00%, 6/15/29	500	526,265
Cigarette Tax (AGM), 5.00%, 6/15/22	750	839,265
School Facilities Construction, Series AA, 5.50%, 6/15/19 (d)	335	368,637
School Facilities Construction, Series AA, 5.50%, 12/15/29	165	172,184
School Facilities Construction, Series GG, 5.25%, 9/01/27	1,295	1,341,348
State of New Jersey, COP, Equipment Lease Purchase, Series A, 5.25%, 6/15/19 (d)	200	218,472

		7,870,692
Transportation — 38.1%
Delaware River Port Authority, RB, Series D, 5.00%, 1/01/40	250	271,625
New Jersey EDA, RB, Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.38%, 1/01/43	1,360	1,439,587
New Jersey State Turnpike Authority, RB:
Series A, 5.00%, 1/01/38	1,175	1,306,365
Series A, 5.00%, 1/01/43	500	549,515
Series E, 5.25%, 1/01/40	370	392,526
Series E, 5.00%, 1/01/45	720	799,725
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series C (AGM), 0.00%, 12/15/32 (e)	1,250	603,775
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 6/15/30	125	132,239
Federal Highway Reimbursement Revenue Notes, Series A-2, 5.00%, 6/15/30	805	823,644
Transportation Program, Series AA, 5.00%, 6/15/38	705	705,374
Transportation Program, Series AA, 5.25%, 6/15/41	480	487,378
Transportation System, 6.00%, 12/15/38	325	343,323
Transportation System, Series A, 6.00%, 6/15/35	1,275	1,379,958
Transportation System, Series A, 5.88%, 12/15/38	555	588,400

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Transportation (continued)
New Jersey Transportation Trust Fund Authority, RB (continued):
Transportation System, Series A, 5.50%, 6/15/41	$830	$853,555
Transportation System, Series A (AGC), 5.63%, 12/15/28	200	215,782
Transportation System, Series AA, 5.50%, 6/15/39	425	442,140
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/42	450	505,800
Port Authority of New York & New Jersey, Refunding ARB, Consolidated:
166th Series, 5.25%, 7/15/36	500	559,110
172nd Series, AMT, 5.00%, 10/01/34	1,000	1,090,310

		13,490,131
Utilities — 1.0%
Rahway Valley Sewerage Authority, RB, CAB, Series A (NPFGC), 0.00%, 9/01/33 (e)	650	357,754
Total Municipal Bonds in New Jersey		49,409,118

Puerto Rico — 1.0%
Tobacco — 1.0%
Children’s Trust Fund Tobacco Settlement, Refunding RB, Asset-Backed Bonds:
5.50%, 5/15/39	210	210,798
5.63%, 5/15/43	115	115,150
Total Municipal Bonds in Puerto Rico		325,948
Total Municipal Bonds — 140.6%		49,735,066

Municipal Bonds Transferred to Tender Option Bond Trusts (f)
New Jersey — 23.6%
County/City/Special District/School District — 6.5%
County of Hudson New Jersey Improvement Authority, RB, Hudson County Vocational-Technical Schools Project, 5.25%, 5/01/51	340	387,189
County of Union New Jersey Utilities Authority, Refunding LRB, Resource Recovery Facility, Covanta Union, Inc., Series A, AMT, 5.25%, 12/01/31	1,780	1,913,731

		2,300,920
Education — 3.0%
Rutgers — The State University of New Jersey, RB, Series F, 5.00%, 5/01/19 (d)	991	1,074,575
State — 3.1%
New Jersey EDA, RB, School Facilities Construction (AGC), 6.00%, 12/15/18 (d)	1,000	1,090,820
Transportation — 11.0%
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A (AMBAC), 5.00%, 12/15/32	600	614,100
Series B, 5.25%, 6/15/36 (g)	1,000	1,017,053
Port Authority of New York & New Jersey, RB, Consolidated, 169th Series, AMT, 5.00%, 10/15/41	1,501	1,606,241

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	37

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Trust (BLJ)

Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value
New Jersey (continued)
Transportation (continued)
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 152nd Series, AMT, 5.25%, 11/01/35	$630	$655,193

		3,892,587
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 23.6%		8,358,902
Total Long-Term Investments (Cost — $55,478,589) — 164.2%		58,093,968

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.50% (h)(i)	113,086	$113,108
Total Short-Term Securities (Cost — $113,108) — 0.3%		113,108
Total Investments (Cost — $55,591,697) — 164.5%		58,207,076
Other Assets Less Liabilities — 1.8%		596,347
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (13.5)%		(4,786,214)
VRDP Shares, at Liquidation Value Net of Deferred Offering Costs — (52.8)%		(18,625,008)

Net Assets Applicable to Common Shares — 100.0%		$35,392,201

Notes to Schedule of investments

(a)	Issuer filed for bankruptcy and/or is in default.

(b)	Non-income producing security.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(e)	Zero-coupon bond.

(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(g)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreement, which expires on June 15, 2019, is $776,985. See Note 4 of the Notes to Financial Statements for details.

(h)	During the six months ended February 28, 2017, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2016	Net Activity	Shares Held at February 28, 2017	Value at February 28, 2017	Income	Net Realized Gain[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	158,167	(45,081)	113,086	$113,108	$799	$106	—
[1] Includes net capital gain distributions.

(i)	Current yield as of period end.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(25)	10-Year U.S. Treasury Note	June 2017	$3,114,453	$1,869
(10)	5-Year U.S. Treasury Note	June 2017	$1,177,031	1,219
(13)	Long U.S. Treasury Bond	June 2017	$1,971,531	(9,164)
(1)	Ultra U.S. Treasury Bond	June 2017	$161,782	(1,519)
Total				$(7,595)

See Notes to Financial Statements.

38	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Schedule of Investments (concluded)	BlackRock New Jersey Municipal Bond Trust (BLJ)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments			Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized appreciation	[1]	—	—	—	—	$3,088	—	$3,088
Liabilities — Derivative Financial Instruments
Futures contracts	Net unrealized depreciation[1]		—	—	—	—	$10,683	—	$10,683

[1]    Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended February 28, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:			Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts			—	—	—	—	$148,666	—	$148,666
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts			—	—	—	—	$(13,066)	—	$(13,066)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — short	$3,809,532

For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	—	$58,093,968	—	$58,093,968
Short-Term Securities	$113,108		—	113,108

Total	$113,108	$58,093,968	—	$58,207,076

Derivative Financial Instruments [2]
Assets:
Interest rate contracts	$3,088	—	—	$3,088
Liabilities:
Interest rate contracts	(10,683)	—	—	(10,683)

Total	$(7,595)	—	—	$(7,595)

[1] See above Schedule of Investments for values in each sector.
[2] Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	—	$(4,776,430)	—	$(4,776,430)
VRDP Shares at Liquidation Value	—	(18,700,000)	—	(18,700,000)

Total	—	$(23,476,430)	—	$(23,476,430)

During the six months ended February 28, 2017, there were no transfers between levels.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	39

Schedule of Investments February 28, 2017 (Unaudited)	BlackRock New York Municipal Bond Trust (BQH) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 134.8%
Corporate — 4.0%
Build NYC Resource Corp., Refunding RB, Pratt Paper, Inc. Project, AMT, 5.00%, 1/01/35 (a)	$100	$104,924
City of New York New York Industrial Development Agency, Refunding RB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 7/01/28	690	732,056
County of Essex New York Industrial Development Agency, RB, International Paper Co. Project, Series A, AMT, 6.63%, 9/01/32	100	105,193
County of Onondaga New York Industrial Development Agency, RB, Bristol-Meyers Squibb Co. Project, AMT, 5.75%, 3/01/24	250	298,630
County of Onondaga New York Trust for Cultural Resources, Refunding RB, Abby Lane Housing Corporation Project, Series 2017, 5.00%, 5/01/40	135	149,761
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42 (a)	375	377,396

		1,767,960
County/City/Special District/School District — 40.6%
Brooklyn Arena Local Development Corp., Refunding RB, Barclays Center Project, Series A, 5.00%, 7/15/42	455	496,473
City of New York New York, GO, Refunding:
Series E, 5.50%, 8/01/25	455	547,320
Series J, 5.00%, 8/01/32	1,620	1,846,913
City of New York New York, GO:
Series A-1, 4.75%, 8/15/25	500	526,395
Series D, 5.38%, 6/01/32	15	15,056
Series G-1, 6.25%, 12/15/31	5	5,466
Sub-Series D-1, Fiscal 2014, 5.00%, 8/01/31	245	280,204
Sub-Series G-1, 6.25%, 12/15/18 (b)	245	268,344
Sub-Series G-1, 5.00%, 4/01/29	250	285,063
Sub-Series I-1, 5.38%, 4/01/36	135	145,892
City of New York New York Convention Center Development Corp., RB, Sub Lien, Hotel Unit Fee, Series B (AGM), 0.00%, 11/15/55 (c)	500	89,165
City of New York New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured:
5.00%, 11/15/40	1,000	1,131,830
5.00%, 11/15/45	670	756,155
City of New York New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/41 (c)	4,155	1,531,159
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/42 (c)	500	176,325
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/43 (c)	2,000	672,840
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/45 (c)	950	293,949
Queens Baseball Stadium (AGC), 6.38%, 1/01/39	100	108,514
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/39	325	325,728
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/46	175	175,394
Yankee Stadium Project (NPFGC), 5.00%, 3/01/46	175	176,132
City of New York New York Transitional Finance Authority Future Tax Secured, RB, Sub-Series B-1, 5.00%, 11/01/35	200	226,606
City of Yonkers, GO, Refunding, Series B (AGM), 5.00%, 8/01/23	100	116,029
County of Nassau New York, GO, Series A, 5.00%, 1/15/31	250	290,153

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
Hudson Yards Infrastructure Corp., RB, Series A:
5.00%, 2/15/47	$650	$655,564
(AGM), 5.00%, 2/15/47	750	755,782
(NPFGC), 4.50%, 2/15/47	790	791,619
(NPFGC), 5.00%, 2/15/47	465	468,585
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 2, 5.63%, 7/15/47	1,350	1,486,282
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	285	310,314
3 World Trade Center Project, Class 2, 5.38%, 11/15/40 (a)	120	130,262
4 World Trade Center Project, 5.00%, 11/15/31	750	835,725
4 World Trade Center Project, 5.75%, 11/15/51	340	388,022
7 World Trade Center Project, Class 1, 4.00%, 9/15/35	320	340,125
7 World Trade Center Project, Class 2, 5.00%, 9/15/43	500	555,160
7 World Trade Center Project, Class 3, 5.00%, 3/15/44	520	562,037

		17,766,582
Education — 34.5%
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.63%, 10/01/40	140	145,821
Build NYC Resource Corp., RB, The Chapin School, Ltd. Project:
4.00%, 11/01/26	50	57,023
5.00%, 11/01/26	100	122,939
Build NYC Resource Corp., Refunding RB:
City University New York-Queens College Student Residences, LLC Project, Series A, 5.00%, 6/01/38	250	282,557
Ethical Culture Fieldston School Project, 5.00%, 6/01/32	450	506,268
New York Law School Project, 5.00%, 7/01/41	130	138,896
New York Law School Project, 4.00%, 7/01/45	185	183,133
Packer Collegiate Institute Project, 5.00%, 6/01/40	310	339,360
City of New York New York Trust for Cultural Resources, RB, Juilliard School, Series A, 5.00%, 1/01/39	250	266,113
City of New York New York Trust for Cultural Resources, Refunding RB, Series A:
American Museum of Natural History, 5.00%, 7/01/37	110	122,859
Carnegie Hall, 4.75%, 12/01/39	400	429,976
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project:
Series A, 5.13%, 9/01/40	610	671,726
Series B, 4.00%, 8/01/35	110	112,402
City of Yonkers New York Industrial Development Agency, RB, Sarah Lawrence College Project, Series A, 6.00%, 6/01/19 (b)	250	277,393
County of Cattaraugus New York, RB, St. Bonaventure University Project, 5.00%, 5/01/39	60	63,515
County of Monroe New York Industrial Development Corp., RB, University of Rochester Project, Series A:
5.00%, 7/01/31	500	552,960
5.00%, 7/01/41	500	552,960
County of Monroe New York Industrial Development Corp., Refunding RB, University of Rochester Project, Series A, 5.00%, 7/01/38	120	134,497

See Notes to Financial Statements.

40	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Schedule of Investments (continued)	BlackRock New York Municipal Bond Trust (BQH)

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
County of Nassau New York Industrial Development Agency, Refunding RB, New York Institute of Technology Project, Series A, 4.75%, 3/01/20 (b)	$200	$220,856
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM), 5.50%, 7/01/33	100	111,347
Geneva Development Corp., Refunding RB, Hobart and William Smith Colleges, 5.25%, 9/01/44	160	178,040
State of New York Dormitory Authority, RB:
5.00%, 3/15/30 (d)	500	594,170
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	300	339,438
New York University, Series 1 (AMBAC) (BHAC), 5.50%, 7/01/31	245	304,623
New York University, Series B, 5.00%, 7/01/42	500	558,940
Series B, 5.75%, 3/15/36	300	326,970
State University Dormitory Facilities, Series A, 5.00%, 7/01/39	150	160,886
Teachers College, Series B, 5.00%, 7/01/42	750	825,442
Touro College & University System, Series A, 5.25%, 1/01/34	250	265,935
Touro College & University System, Series A, 5.50%, 1/01/39	500	537,725
University of Rochester, Series A, 5.13%, 7/01/39	215	232,452
University of Rochester, Series A, 5.75%, 7/01/39	175	190,526
State of New York Dormitory Authority, Refunding RB:
Barnard College, Series A, 5.00%, 7/01/34	100	112,770
Brooklyn Law School, 5.75%, 7/01/33	125	134,566
Cornell University, Series A, 5.00%, 7/01/40	150	166,013
Fordham University, 5.00%, 7/01/44	340	374,371
Icahn School of Medicine at Mount Sinai, Series A, 5.00%, 7/01/35	400	438,212
New York University, Series A, 5.00%, 7/01/37	445	501,951
New York University, Series A, 5.00%, 7/01/42	1,750	1,956,290
Skidmore College, Series A, 5.00%, 7/01/28	250	281,928
State University Dormitory Facilities, Series A, 5.25%, 7/01/30	350	404,558
State University Dormitory Facilities, Series A, 5.25%, 7/01/32	350	399,931
Teachers College, 5.50%, 3/01/39	350	375,795
Town of Hempstead New York Local Development Corp., Refunding RB, Adelphi University Project, 5.00%, 10/01/34	105	116,972

		15,071,105
Health — 17.5%
Buffalo & Erie County Industrial Land Development Corp., RB, 5.25%, 7/01/35	500	547,275
County of Dutchess New York Local Development Corp., RB, Health Quest Systems, Inc., Series B, 3.00%, 7/01/36	100	85,525
County of Dutchess New York Local Development Corp., Refunding RB, Health Quest System, Inc., Series A (AGM), 5.75%, 7/01/30	350	384,643
County of Genesee New York Industrial Development Agency, Refunding RB, United Memorial Medical Center Project, 5.00%, 12/01/27	140	140,105
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project, Series A, 5.00%, 12/01/37	370	399,300
County of Monroe New York Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40	275	312,953
County of Saratoga New York Industrial Development Agency, RB, Saratoga Hospital Project, Series B, 5.25%, 12/01/17 (b)	200	206,832

Municipal Bonds	Par (000)	Value
New York (continued)
Health (continued)
County of Suffolk New York EDC, RB, Catholic Health Services, Series C, 5.00%, 7/01/32	$80	$86,682
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien:
Remarketing, Series A, 5.00%, 11/01/30	1,030	1,112,421
Series B, 6.00%, 11/01/20 (b)	175	204,439
Series B, 6.00%, 11/01/30	25	27,742
County of Westchester New York Local Development Corp., Refunding RB, Kendal On Hudson Project, 5.00%, 1/01/34	500	532,760
State of New York Dormitory Authority, RB:
General Purpose, Series A, 5.00%, 2/15/42	500	569,040
Mental Health Services (AGM), 5.00%, 8/15/18 (b)	5	5,304
Mental Health Services (AGM), 5.00%, 2/15/22	25	26,444
New York State Association for Retarded Children, Inc., Series B (AMBAC), 6.00%, 7/01/19 (b)	185	205,942
New York University Hospitals Center, Series A, 5.75%, 7/01/20 (b)	220	252,454
North Shore-Long Island Jewish Obligated Group, Series A, 5.75%, 5/01/19 (b)	500	550,740
State of New York Dormitory Authority, Refunding RB:
Miriam Osborn Memorial Home Association, 5.00%, 7/01/29	290	302,310
Mount Sinai Hospital, Series A, 5.00%, 7/01/26	315	342,622
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/32	1,000	1,098,910
North Shore-Long Island Jewish Obligated Group, Series E, 5.50%, 5/01/33	250	266,592

		7,661,035
Housing — 4.9%
City of New York New York Housing Development Corp., RB, M/F Housing, Fund Grant Program, New York City Housing Authority Program, Series B1:
5.25%, 7/01/32	735	829,374
5.00%, 7/01/33	250	275,935
City of New York New York Housing Development Corp., Refunding RB, M/F Housing, 8 Spruce Street, Class F, 4.50%, 2/15/48	500	519,705
State of New York HFA, RB, M/F Housing, Highland Avenue Senior Apartments, Series A, AMT (SONYMA), 5.00%, 2/15/39	500	504,060

		2,129,074
State — 3.9%
State of New York, GO, Series A, 5.00%, 2/15/39	250	267,563
State of New York Thruway Authority, Refunding RB, 2nd General Highway & Bridge Trust, Series A, 5.00%, 4/01/32	1,000	1,126,960
State of New York Urban Development Corp., RB, State Personal Income Tax, Series C, 5.00%, 3/15/30	250	287,382

		1,681,905
Tobacco — 2.5%
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 6/01/41 (a)	200	207,704
Counties of New York Tobacco Trust VI, Refunding RB, Tobacco Settlement Pass-Through, 4.00%, 6/01/51	400	367,696
County of Chautauqua New York Tobacco Asset Securitization Corp., Refunding RB, 4.75%, 6/01/39	75	75,590
County of Niagara New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, 5.25%, 5/15/40	170	185,977

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	41

Schedule of Investments (continued)	BlackRock New York Municipal Bond Trust (BQH)

Municipal Bonds	Par (000)	Value
New York (continued)
Tobacco (continued)
Westchester Tobacco Asset Securitization, Refunding RB, Sub-Series C, 4.00%, 6/01/42	$250	$248,610

		1,085,577
Transportation — 18.2%
Metropolitan Transportation Authority, RB:
Series A, 5.63%, 11/15/18 (b)	45	48,640
Series C, 6.50%, 11/15/28	130	142,152
Series D, 5.25%, 11/15/41	1,000	1,131,100
Metropolitan Transportation Authority, Refunding RB:
Series D, 5.25%, 11/15/30	250	289,937
Series D, 5.25%, 11/15/31	250	289,228
Series D, 5.25%, 11/15/32	170	195,548
Series F, 5.00%, 11/15/30	500	577,425
Metropolitan Transportation Authority Hudson Rail Yards Trust Obligations, Refunding RB, Series A:
5.00%, 11/15/56	450	484,474
5.00%, 11/15/51	65	69,724
New York Transportation Development Corp., RB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT (AGM), 4.00%, 7/01/41	150	148,610
New York Transportation Development Corp., Refunding RB, American Airlines, Inc., AMT, 5.00%, 8/01/31	690	718,276
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/42	500	562,000
Port Authority of New York & New Jersey, Refunding ARB:
179th Series, 5.00%, 12/01/38	150	170,382
Consolidated, 147th Series, AMT, 4.75%, 4/15/37	150	150,353
Consolidated, 189th Series, 5.00%, 5/01/45	575	644,949
Port Authority of New York & New Jersey, Refunding RB, 178th Series, AMT, 5.00%, 12/01/32	270	299,832
State of New York Thruway Authority, RB, Junior Lien, Series A, 5.25%, 1/01/56	490	552,671
State of New York Thruway Authority, Refunding RB:
General, Series I, 5.00%, 1/01/37	440	487,313
General, Series I, 5.00%, 1/01/42	140	152,592
Series J, 5.00%, 1/01/41	250	275,505
Triborough Bridge & Tunnel Authority, RB, Series B, 5.00%, 11/15/40	140	159,139
Triborough Bridge & Tunnel Authority, Refunding RB:
CAB, Sub-Series A, 0.00%, 11/15/32 (c)	170	96,028
General, Series A, 5.25%, 11/15/45	275	316,926

		7,962,804
Utilities — 8.7%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Series DD:
5.00%, 6/15/47	135	152,863
5.25%, 6/15/47	120	139,666
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2015, Series HH, 5.00%, 6/15/39	250	282,942
Long Island Power Authority, RB, General, Electric Systems:
Series A (AGM), 5.00%, 5/01/36	225	247,916
Series C (CIFG), 5.25%, 9/01/29	500	596,610
Long Island Power Authority, Refunding RB, Electric System:
Series A, 5.50%, 4/01/19 (b)	100	109,237
Series B, 5.00%, 9/01/41	50	55,936
Series B, 5.00%, 9/01/46	255	283,963
State of New York Power Authority, Refunding RB, Series A, 5.00%, 11/15/38	600	672,246

Municipal Bonds	Par (000)	Value
New York (continued)
Utilities (continued)
Utility Debt Securitization Authority, Refunding RB, Restructuring, Series E, 5.00%, 12/15/41	$1,115	$1,274,724

		3,816,103
Total Municipal Bonds in New York		58,942,145

Puerto Rico — 1.8%
Housing — 0.6%
Puerto Rico Housing Finance Authority, Refunding RB, M/F Housing, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	250	263,290
Tobacco — 1.2%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds, 5.63%, 5/15/43	500	500,650
Total Municipal Bonds in Puerto Rico		763,940
Total Municipal Bonds — 136.6%		59,706,085

Municipal Bonds Transferred to Tender Option Bond Trusts (e)
New York — 26.0%
County/City/Special District/School District — 6.3%
City of New York New York, GO, Sub-Series I-1, 5.00%, 3/01/36	250	279,715
City of New York New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured, 5.00%, 11/15/32	300	344,952
City of New York New York Transitional Finance Authority, RB, Future Tax Secured, Sub-Series D-1, 5.00%, 11/01/38	825	922,581
New York Liberty Development Corp., Refunding RB, 7 World Trade Center Project, Class 1, 5.00%, 9/15/40	1,050	1,184,358

		2,731,606
State — 3.7%
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	500	534,164
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (f)	700	795,436
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A, 5.00%, 10/15/31	255	298,258

		1,627,858
Transportation — 5.4%
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	630	712,382
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	360	410,562
State of New York Thruway Authority, Refunding RB, Transportation, Personal Income Tax, Series A, 5.00%, 3/15/31	600	682,242
Triborough Bridge & Tunnel Authority, Refunding RB, Series A, 5.00%, 11/15/46	500	569,590

		2,374,776
Utilities — 10.6%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A:
5.75%, 6/15/18 (b)	93	98,821
5.75%, 6/15/40	312	330,500

See Notes to Financial Statements.

42	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Schedule of Investments (continued)	BlackRock New York Municipal Bond Trust (BQH)

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
New York (continued)
Utilities (continued)
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2011, Series HH, 5.00%, 6/15/32	$990	$1,111,216
Fiscal 2012, Series BB, 5.00%, 6/15/44	1,500	1,680,111
New York State Environmental Facilities Corp., RB, Subordinated SRF Bonds, 4.00%, 6/15/46	511	531,808
Utility Debt Securitization Authority, Refunding RB, Restructuring:
5.00%, 12/15/36	495	572,014
Series B, 4.00%, 12/15/35	280	298,113

		4,622,583
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 26.0%		11,356,823
Total Long-Term Investments (Cost — $66,272,174) — 162.6%		71,062,908

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.50% (g)(h)	1,112,728	$1,112,950
Total Short-Term Securities (Cost — $1,112,885) — 2.5%		1,112,950
Total Investments (Cost — $67,385,059) — 165.1%		72,175,858
Other Assets Less Liabilities — 0.2%		69,509
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (15.0)%		(6,534,084)
VRDP Shares, at Liquidation Value Net of Deferred Offering Costs — (50.3)%		(21,989,627)

Net Assets Applicable to Common Shares — 100.0%		$43,721,656

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Zero-coupon bond.

(d)	When-issued security.

(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(f)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreement, which expires on February 15, 2019, is $370,682. See Note 4 of the Notes to Financial Statements for details.

(g)	During the six months ended February 28, 2017, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2016	Net Activity	Shares Held at February 28, 2017	Value at February 28, 2017	Income	Net Realized Gain[1]	Change in Unrealized Appreciation
BlackRock Liquidity Funds, MuniCash, Institutional Class	147,313	965,415	1,112,728	$1,112,950	$1,114	$12	$65
[1] Includes net capital gain distributions.

(h)	Current yield as of period end.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(12)	5-Year U.S. Treasury Note	June 2017	$1,412,437	$1,687
(25)	10-Year U.S. Treasury Note	June 2017	$3,114,453	1,237
(15)	Long U.S. Treasury Bond	June 2017	$2,274,844	(9,947)
(8)	Ultra U.S. Treasury Bond	June 2017	$1,294,250	(8,727)
Total				$(15,750)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	43

Schedule of Investments (concluded)	BlackRock New York Municipal Bond Trust (BQH)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized appreciation[1]	—	—	—	—	$2,924	—	$2,924
Liabilities — Derivative Financial Instruments
Futures contracts	Net unrealized depreciation[1]	—	—	—	—	$18,674	—	18,674

[1] Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended February 28, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts		—	—	—	—	$223,279	—	$223,279
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts		—	—	—	—	$(17,689)	—	$(17,689)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — short	$4,801,469

For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$71,062,908	—	$71,062,908
Short-Term Securities	$1,112,950	—	—	1,112,950

Total	$1,112,950	$71,062,908	—	$72,175,858

Derivative Financial Instruments [2]
Assets:
Interest rate contracts	$2,924	—	—	$2,924
Liabilities:
Interest rate contracts	(18,674)	—	—	(18,674)

Total	$(15,750)	—	—	$(15,750)

[1]    See above Schedule of Investments for values in each sector.

[2]    Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	—	$(6,521,464)	—	$(6,521,464)
VRDP Shares at Liquidation Value	—	(22,100,000)	—	(22,100,000)

Total	—	$(28,621,464)	—	$(28,621,464)

During the six months ended February 28, 2017, there were no transfers between levels.

See Notes to Financial Statements.

44	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Schedule of Investments February 28, 2017 (Unaudited)	BlackRock New York Municipal Income Quality Trust (BSE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 120.2%
Corporate — 0.5%
County of Onondaga New York Trust for Cultural Resources, Refunding RB, Abby Lane Housing Corporation Project, Series 2017, 5.00%, 5/01/40	$445	$493,657
County/City/Special District/School District — 19.1%
Brooklyn Arena Local Development Corp., Refunding RB, Barclays Center Project, Series A, 5.00%, 7/15/42	455	496,473
City of New York New York, GO, Refunding, Series E:
5.50%, 8/01/25	830	998,407
5.00%, 8/01/30	1,000	1,135,000
City of New York New York, GO:
Series A-1, 5.00%, 8/01/35	200	224,182
Sub-Series D-1, Fiscal 2014, 5.00%, 8/01/31	440	503,224
City of New York New York Convention Center Development Corp., RB, CAB, Sub Lien, Hotel Unit Fee, Series B (AGM), 0.00%, 11/15/55 (a)	1,000	178,330
City of New York New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured:
5.00%, 11/15/40	1,100	1,245,013
5.00%, 11/15/45	1,250	1,410,737
City of New York New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/39 (a)	1,000	415,380
Queens Baseball Stadium (AGC), 6.38%, 1/01/39	150	162,771
City of New York New York Transitional Finance Authority Future Tax Secured, RB, Sub-Series B-1, 5.00%, 11/01/35	425	481,538
City of New York New York Transitional Finance Authority Future Tax Secured, Refunding RB, Series C, 5.00%, 11/01/30	590	689,085
County of Erie New York Industrial Development Agency, RB, City School District of Buffalo Project, Series A, 5.25%, 5/01/31	200	223,778
County of Erie New York Industrial Development Agency, Refunding RB, City School District of Buffalo Project, 5.00%, 5/01/28	750	885,773
Haverstraw-Stony Point Central School District, GO, Refunding, 5.00%, 10/15/36	240	271,742
Hudson Yards Infrastructure Corp., RB, Series A:
5.00%, 2/15/47	500	504,280
5.75%, 2/15/47	1,000	1,136,440
(AGC), 5.00%, 2/15/47	1,250	1,259,637
(AGM), 5.00%, 2/15/47	750	755,783
(NPFGC), 4.50%, 2/15/47	1,000	1,002,050
New York Liberty Development Corp., Refunding RB:
4 World Trade Center Project, 5.00%, 11/15/31	1,000	1,114,300
4 World Trade Center Project, 5.00%, 11/15/44	1,250	1,379,312
4 World Trade Center Project, 5.75%, 11/15/51	545	621,976
7 World Trade Center Project, Class 1, 4.00%, 9/15/35	1,100	1,169,179

		18,264,390
Education — 37.1%
Build NYC Resource Corp., RB, The Chapin School, Ltd. Project:
4.00%, 11/01/26	100	114,046
5.00%, 11/01/26	150	184,409
Build NYC Resource Corp., Refunding RB:
City University New York-Queens College Student Residences, LLC Project, Series A, 5.00%, 6/01/38	250	282,557

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
Build NYC Resource Corp., Refunding RB (continued):
Ethical Culture Fieldston School Project, 5.00%, 6/01/33	$300	$336,588
Ethical Culture Fieldston School Project, 5.00%, 6/01/35	350	390,008
New York Law School Project, 5.00%, 7/01/41	130	138,896
New York Law School Project, 4.00%, 7/01/45	185	183,133
Packer Collegiate Institute Project, 5.00%, 6/01/40	690	755,350
City of New York Albany Capital Resource Corp., Refunding RB, Albany College of Pharmacy and Health Sciences, Series A:
5.00%, 12/01/33	175	194,955
4.00%, 12/01/34	130	135,545
City of New York New York Trust for Cultural Resources, Refunding RB:
American Museum of Natural History, Series A, 5.00%, 7/01/37	440	491,436
American Museum of Natural History, Series A, 5.00%, 7/01/41	500	554,655
Museum of Modern Art, Series 1A, 5.00%, 10/01/18 (b)	700	745,591
Wildlife Conservation Society, Series A, 5.00%, 8/01/42	410	456,318
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project:
Series A, 5.13%, 9/01/40	1,645	1,811,458
Series B, 4.00%, 8/01/35	230	235,023
County of Madison New York Capital Resource Corp., Refunding RB, Colgate University Project, Series A, 4.50%, 7/01/39	1,500	1,593,360
County of Monroe New York Industrial Development Corp., RB, University of Rochester Project, Series A, 5.00%, 7/01/31	500	552,960
County of Monroe New York Industrial Development Corp., Refunding RB, University of Rochester Project, Series A, 5.00%, 7/01/38	400	448,324
County of Orange New York Funding Corp., Refunding RB, Mount St. Mary College Project, Series A:
5.00%, 7/01/37	180	188,483
5.00%, 7/01/42	115	120,307
County of Schenectady New York Capital Resource Corp., Refunding RB, Union College, 5.00%, 7/01/32	500	554,990
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM), 5.50%, 7/01/33	250	278,367
County of Tompkins New York Industrial Development Agency, RB, Civic Facility Cornell University Project, Series A, 5.00%, 7/01/37	1,000	1,105,710
Dobbs Ferry Local Development Corp., RB, Mercy College Project:
5.00%, 7/01/39	1,000	1,103,820
5.00%, 7/01/44	500	550,545
State of New York Dormitory Authority, RB:
5.00%, 3/15/30 (c)	1,000	1,188,340
Columbia University, Series A-2, 5.00%, 10/01/46	250	328,185
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	300	339,438
Fordham University, Series A, 5.00%, 7/01/28	500	567,875
New School (AGM), 5.50%, 7/01/20 (b)	350	398,776
New York University, Series A (AMBAC), 5.00%, 7/01/17 (b)	2,500	2,536,850
New York University, Series B, 5.00%, 7/01/37	500	563,990
New York University, Series C, 5.00%, 7/01/18 (b)	1,000	1,055,100

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	45

Schedule of Investments (continued)	BlackRock New York Municipal Income Quality Trust (BSE)

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
State of New York Dormitory Authority, RB (continued):
Rochester Institute of Technology, 5.00%, 7/01/40	$550	$603,817
Series B, 5.75%, 3/15/36	600	653,940
State University Dormitory Facilities, Series A, 5.00%, 7/01/40	600	659,730
State University Dormitory Facilities, Series A, 5.00%, 7/01/41	1,000	1,110,280
State of New York Dormitory Authority, Refunding RB:
Barnard College, Series A, 5.00%, 7/01/34	200	225,540
Barnard College, Series A, 5.00%, 7/01/43	2,960	3,310,464
Cornell University, Series A, 5.00%, 7/01/40	250	276,688
Fordham University, 5.00%, 7/01/44	640	704,698
Icahn School of Medicine at Mount Sinai, Series A, 5.00%, 7/01/35	1,600	1,752,848
New York University, Series A, 5.00%, 7/01/37	745	840,345
Pratt Institute, Series A, 5.00%, 7/01/44	500	543,440
State University Dormitory Facilities, Series A, 5.25%, 7/01/30	1,500	1,733,820
State University Dormitory Facilities, Series A, 5.25%, 7/01/32	600	685,596
State University Dormitory Facilities, Series A, 5.00%, 7/01/42	450	503,046
State University Dormitory Facilities, Series B, 5.00%, 7/01/32	545	626,625
Town of Hempstead New York Local Development Corp., Refunding RB, Adelphi University Project:
5.00%, 10/01/34	310	345,346
5.00%, 10/01/35	310	344,246

		35,405,857
Health — 12.3%
Buffalo & Erie County Industrial Land Development Corp., RB, 5.25%, 7/01/35	500	547,275
County of Dutchess New York Industrial Development Agency, RB, Vassar Brothers Medical Center (AGC), 5.50%, 4/01/30	500	552,750
County of Dutchess New York Local Development Corp., RB, Health Quest Systems, Inc., Series B, 3.00%, 7/01/36	195	166,774
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project, Series A, 5.00%, 12/01/37	850	917,311
County of Monroe New York Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40	725	825,057
County of Suffolk New York EDC, RB, Catholic Health Services, Series C, 5.00%, 7/01/32	150	162,530
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien, Remarketing, Series A, 5.00%, 11/01/30	895	966,618
State of New York Dormitory Authority, RB:
General Purpose, Series A, 5.00%, 2/15/42	500	569,040
Hudson Valley Hospital (BHAC) (FHA), 5.00%, 8/15/36	1,250	1,271,162
Mental Health Services (AGM), 5.00%, 8/15/18 (b)	5	5,304
Mental Health Services (AGM), 5.00%, 8/15/18 (b)	5	5,304
Mental Health Services (AGM), 5.00%, 2/15/22	80	84,621
Mental Health Services, 2nd Series (AGM), 5.00%, 8/15/18 (b)	5	5,304
New York University Hospitals Center, Series A, 6.00%, 7/01/20 (b)	250	288,920

Municipal Bonds	Par (000)	Value
New York (continued)
Health (continued)
State of New York Dormitory Authority, RB (continued) :
North Shore-Long Island Jewish Obligated Group, Series D, 4.25%, 5/01/39	$500	$520,955
State of New York Dormitory Authority, Refunding RB, North Shore-Long Island Jewish Obligated Group, Series A:
5.00%, 5/01/32	750	824,182
5.25%, 5/01/34	1,840	2,035,500
5.00%, 5/01/41	750	814,867
5.00%, 5/01/43	1,140	1,239,476

		11,802,950
Housing — 3.9%
City of New York New York Housing Development Corp., RB, M/F Housing:
Fund Grant Program, New York City Housing Authority Program, Series B1, 5.25%, 7/01/32	915	1,032,486
Fund Grant Program, New York City Housing Authority Program, Series B1, 5.00%, 7/01/33	400	441,496
Series B1, 5.25%, 7/01/30	750	855,600
Sustainable Neighborhood Bonds, Series C-1-A, 3.40%, 11/01/47	650	603,116
City of New York New York Housing Development Corp., Refunding RB, M/F Housing, 8 Spruce Street, Class F, 4.50%, 2/15/48	500	519,705
State of New York HFA, RB, Affordable Housing, Series B (Ginnie Mae, Fannie Mae & Freddie Mac), 4.00%, 11/01/42	265	265,392

		3,717,795
State — 10.5%
City of New York New York Transitional Finance Authority, BARB:
Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/33	1,000	1,078,400
Series S-2 (AGM) (NPFGC), 5.00%, 1/15/37	850	852,788
Metropolitan Transportation Authority, Refunding RB, Dedicated Tax Fund:
Series B, 5.00%, 11/15/34	540	590,107
Sub-Series B-1, 5.00%, 11/15/31	750	859,215
Sales Tax Asset Receivable Corp., Refunding RB, Series A, 5.00%, 10/15/31	750	877,230
State of New York Dormitory Authority, RB, General Purpose, Series B:
5.00%, 3/15/37	1,000	1,125,420
5.00%, 3/15/42	1,400	1,556,128
State of New York Dormitory Authority, Refunding RB, School Districts Financing Program, Series A (AGM), 5.00%, 10/01/18 (b)	1,000	1,065,620
State of New York Thruway Authority, Refunding RB, 2nd General Highway & Bridge Trust, Series A, 5.00%, 4/01/32	250	281,740
State of New York Urban Development Corp., RB, State Personal Income Tax, Series C:
5.00%, 3/15/30	500	574,765
5.00%, 3/15/32	1,000	1,145,530

		10,006,943
Tobacco — 1.3%
Counties of New York Tobacco Trust VI, Refunding RB, Tobacco Settlement Pass-Through:
Series B, 5.00%, 6/01/45	300	319,323
Series C, 5.00%, 6/01/51	270	276,291
County of Niagara New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, 5.25%, 5/15/40	290	317,254

See Notes to Financial Statements.

46	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Schedule of Investments (continued)	BlackRock New York Municipal Income Quality Trust (BSE)

Municipal Bonds	Par (000)	Value
New York (continued)
Tobacco (continued)
Westchester Tobacco Asset Securitization, Refunding RB, Sub-Series C, 4.00%, 6/01/42	$300	$298,332

		1,211,200
Transportation — 21.3%
Metropolitan Transportation Authority, RB:
Series A, 5.00%, 11/15/27	575	653,884
Series A-1, 5.25%, 11/15/34	270	308,267
Series C, 6.50%, 11/15/28	145	158,555
Series D, 5.25%, 11/15/41	2,000	2,262,200
Series E, 5.00%, 11/15/38	650	726,817
Metropolitan Transportation Authority, Refunding RB, Series D, 5.25%, 11/15/31	750	867,682
Metropolitan Transportation Authority Hudson Rail Yards Trust Obligations, Refunding RB, Series A:
5.00%, 11/15/51	195	209,173
5.00%, 11/15/56	1,345	1,448,040
Port Authority of New York & New Jersey, Refunding ARB:
179th Series, 5.00%, 12/01/38	245	278,291
Consolidated, 189th Series, 5.00%, 5/01/45	860	964,619
State of New York Thruway Authority, RB, Junior Lien, Series A, 5.25%, 1/01/56	490	552,671
State of New York Thruway Authority, Refunding RB, General:
Series H (AGM) (NPFGC), 5.00%, 1/01/37	4,000	4,119,640
Series I, 5.00%, 1/01/37	1,325	1,467,477
Series I, 5.00%, 1/01/42	425	463,225
Series K, 5.00%, 1/01/32	750	849,607
Triborough Bridge & Tunnel Authority, RB, Series B, 5.00%, 11/15/40	280	318,279
Triborough Bridge & Tunnel Authority, Refunding RB:
General, CAB, Series B, 0.00%, 11/15/32 (a)	635	368,681
General, Remarketing, Series A, 5.00%, 11/15/34	1,000	1,123,240
General, Series A, 5.25%, 11/15/45	370	426,410
General, Series C, 5.00%, 11/15/18 (b)	615	658,112
General, Series C, 5.00%, 11/15/38	385	408,062
Sub-Series A, 5.00%, 11/15/29	1,485	1,692,692

		20,325,624
Utilities — 14.2%
Albany Municipal Water Finance Authority, Refunding RB, Series A, 5.00%, 12/01/33	1,000	1,122,800
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2015, Series HH, 5.00%, 6/15/39	1,000	1,131,770
Series DD, 5.00%, 6/15/32	1,100	1,153,108
Long Island Power Authority, RB, General, Electric Systems:
Series A (AGM), 5.00%, 5/01/36	500	550,925
Series C (CIFG), 5.25%, 9/01/29	1,000	1,193,220
Long Island Power Authority, Refunding RB:
Electric System, Series B, 5.00%, 9/01/41	110	123,058
Electric System, Series B, 5.00%, 9/01/46	495	551,222
Electric Systems, Series A (AGC), 5.75%, 4/01/39	1,690	1,832,416
General, Electric Systems, Series A (AGC), 6.00%, 5/01/19 (b)	2,000	2,212,780
State of New York Environmental Facilities Corp., RB, Series B, Revolving Funds, Green Bonds, 5.00%, 9/15/40	635	724,217
State of New York Environmental Facilities Corp., Refunding RB, Subordinated SRF Bonds, Series A, 3.00%, 6/15/35	250	239,088
State of New York Power Authority, Refunding RB, Series A, 5.00%, 11/15/38	1,000	1,120,410

Municipal Bonds	Par (000)	Value
New York (continued)
Utilities (continued)
Utility Debt Securitization Authority, Refunding RB, Restructuring:
3.00%, 12/15/32	$150	$150,080
Series E, 5.00%, 12/15/41	1,000	1,143,250
Western Nassau County Water Authority, RB, Series A, 5.00%, 4/01/40	250	276,590

		13,524,934
Total Municipal Bonds in New York		114,753,349

Puerto Rico — 1.7%
Housing — 1.7%
Puerto Rico Housing Finance Authority, Refunding RB, M/F Housing, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	1,600	1,685,056
Total Municipal Bonds — 121.9%		116,438,406

Municipal Bonds Transferred to Tender Option Bond Trusts (d)
New York — 40.0%
County/City/Special District/School District — 11.8%
City of New York New York, GO, Fiscal 2015, Series B, 4.00%, 8/01/32	1,790	1,902,197
City of New York New York, GO, Refunding, Series E, 5.00%, 8/01/29	1,000	1,183,780
City of New York New York, GO:
Sub-Series C-3 (AGC), 5.75%, 2/15/19 (b)(e)	64	69,486
Sub-Series C-3 (AGC), 5.75%, 8/15/28	936	1,023,064
Sub-Series G-1, 5.00%, 4/01/29	1,000	1,140,250
Sub-Series I-1, 5.00%, 3/01/36	250	279,715
City of New York New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured, 5.00%, 11/15/32	500	574,920
City of New York New York Transitional Finance Authority, RB, Future Tax Secured, Sub-Series D-1, 5.00%, 11/01/38	2,475	2,767,743
New York Liberty Development Corp., Refunding RB, 7 World Trade Center Project, Class 1, 5.00%, 9/15/40	2,085	2,351,797

		11,292,952
Education — 2.3%
State of New York Dormitory Authority, LRB, State University Dormitory Facilities, New York University, Series A, 5.00%, 7/01/35	1,999	2,236,271
State — 5.9%
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (e)	1,800	2,045,407
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A:
5.00%, 10/15/31	990	1,157,944
4.00%, 10/15/32	1,500	1,616,445
State of New York Dormitory Authority, RB, General Purpose, Series C, 5.00%, 3/15/41	750	826,657

		5,646,453
Transportation — 7.2%
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	3,495	3,952,025

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	47

Schedule of Investments (continued)	BlackRock New York Municipal Income Quality Trust (BSE)

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
New York (continued)
Transportation (continued)
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	$735	$838,230
State of New York Thruway Authority, Refunding RB, Transportation, Personal Income Tax, Series A, 5.00%, 3/15/31	800	909,656
Triborough Bridge & Tunnel Authority, Refunding RB, Series A, 5.00%, 11/15/46	1,000	1,139,180

		6,839,091
Utilities — 12.8%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A:
5.75%, 6/15/18 (b)	114	120,781
5.75%, 6/15/40	381	403,945
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2011, Series HH, 5.00%, 6/15/32	2,249	2,524,144
Fiscal 2012, Series BB, 5.00%, 6/15/44	2,011	2,251,348
Series FF-2, 5.50%, 6/15/40	405	442,673
New York State Environmental Facilities Corp., RB, Subordinated SRF Bonds, 4.00%, 6/15/46	691	719,505
Utility Debt Securitization Authority, Refunding RB:
5.00%, 12/15/41	3,719	4,251,607
Restructuring, 5.00%, 12/15/36	1,006	1,161,362
Restructuring, Series B, 4.00%, 12/15/35	280	298,113

		12,173,478
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 40.0%		38,188,245
Total Long-Term Investments (Cost — $146,567,298) — 161.9%		154,626,651

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.50% (f)(g)	1,506,635	$1,506,936
Total Short-Term Securities (Cost — $1,506,936) — 1.6%		1,506,936
Total Investments (Cost — $148,074,234) — 163.5%		156,133,587
Other Assets Less Liabilities — 0.4%		372,025
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (21.6)%		(20,640,540)
VRDP Shares, at Liquidation Value Net of Deferred Offering Costs — (42.3)%		(40,380,738)

Net Assets Applicable to Common Shares — 100.0%		$95,484,334

Notes to Schedule of Investments
(a)	Zero-coupon bond.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	When-issued security.

(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(e)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between September 6, 2018 to February 15, 2019, is $1,482,731. See Note 4 of the Notes to Financial Statements for details.

(f)	During the six months ended February 28, 2017, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2016	Net Activity	Shares Held at February 28, 2017	Value at February 28, 2017	Income	Net Realized Gain[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	1,095,574	411,061	1,506,635	$1,506,936	$1,264	$88	—
[1] Includes net capital gain distributions.

(g)	Current yield as of period end.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

See Notes to Financial Statements.

48	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Schedule of Investments (continued)	BlackRock New York Municipal Income Quality Trust (BSE)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(26)	5-Year U.S. Treasury Note	June 2017	$3,060,281	$3,467
(61)	10-Year U.S. Treasury Note	June 2017	$7,599,266	3,247
(39)	Long U.S. Treasury Bond	June 2017	$5,914,594	(26,345)
(6)	Ultra U.S. Treasury Bond	June 2017	$970,687	(7,401)
Total				$(27,032)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized appreciation[1]	—	—	—	—	$6,714	—	$6,714
Liabilities — Derivative Financial Instruments
Futures contracts	Net unrealized depreciation[1]	—	—	—	—	$33,746	—	$33,746

[1] Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended February 28, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain from:		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts		—	—	—	—	$433,837	—	$433,837
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts		—	—	—	—	$(38,975)	—	$(38,975)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — short	$10,457,742

For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$154,626,651	—	$154,626,651
Short-Term Securities	$1,506,936	—	—	1,506,936

Total	$1,506,936	$154,626,651	—	$156,133,587

Derivative Financial Instruments [2]
Assets:
Interest rate contracts	$6,714	—	—	$6,714
Liabilities:
Interest rate contracts	(33,746)	—	—	(33,746)

Total	$(27,032)	—	—	$(27,032)

[1] See above Schedule of Investments for values in each sector.
[2] Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	49

Schedule of Investments (concluded)	BlackRock New York Municipal Income Quality Trust (BSE)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	—	$(20,604,151)	—	$(20,604,151)
VRDP Shares at Liquidation Value	—	(40,500,000)	—	(40,500,000)

Total	—	$(61,104,151)	—	$(61,104,151)

During the six months ended February 28, 2017, there were no transfers between levels.

See Notes to Financial Statements.

50	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Schedule of Investments February 28, 2017 (Unaudited)	BlackRock New York Municipal Income Trust II (BFY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 141.6%
Corporate — 3.7%
Build NYC Resource Corp., Refunding RB, Pratt Paper, Inc. Project, AMT, 5.00%, 1/01/35 (a)	$140	$146,894
City of New York New York Industrial Development Agency, Refunding RB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 7/01/28	330	350,113
County of Essex New York Industrial Development Agency, RB, International Paper Co. Project, Series A, AMT, 6.63%, 9/01/32	200	210,386
County of Onondaga New York, Refunding RB, Abby Lane Housing Corporation Project, Series 2017, 5.00%, 5/01/40	265	293,975
County of Onondaga New York Industrial Development Agency, RB, Bristol-Meyers Squibb Co. Project, AMT, 5.75%, 3/01/24	500	597,260
New York Liberty Development Corp., Refunding RB, Goldman Sachs Headquarters Issue, 5.25%, 10/01/35	500	596,755
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42 (a)	625	628,994

		2,824,377
County/City/Special District/School District — 40.1%
Brooklyn Arena Local Development Corp., Refunding RB, Barclays Center Project, Series A, 5.00%, 7/15/42	760	829,274
City of New York New York, GO, Refunding:
Series A, 5.00%, 8/01/30	1,700	1,973,156
Series E, 5.50%, 8/01/25	1,280	1,539,712
Series E, 5.00%, 8/01/30	500	567,500
City of New York New York, GO:
Series A-1, 4.75%, 8/15/25	500	526,395
Series G-1, 6.25%, 12/15/31	5	5,466
Sub-Series D-1, Fiscal 2014, 5.00%, 8/01/31	690	789,146
Sub-Series G-1, 6.25%, 12/15/18 (b)	245	268,344
Sub-Series I-1, 5.38%, 4/01/36	135	145,892
City of New York New York Convention Center Development Corp., RB, Sub Lien, Hotel Unit Fee, Series B (AGM), 0.00%, 11/15/55 (c)	1,000	178,330
City of New York New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured:
5.00%, 11/15/40	1,250	1,414,787
5.00%, 11/15/45	2,340	2,640,901
City of New York New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/42 (c)	1,750	617,138
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/45 (c)	500	154,710
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/35 (c)	500	247,085
Queens Baseball Stadium (AGC), 6.38%, 1/01/39	100	108,514
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/39	500	501,120
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/46	400	400,900
Yankee Stadium Project (NPFGC), 5.00%, 3/01/46	500	503,235
Yankee Stadium Project (NPFGC), 4.75%, 3/01/46	400	401,152
City of New York New York Industrial Development Agency, Refunding ARB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 7/01/22	350	382,851
City of New York New York Transitional Finance Authority Future Tax Secured, RB:
Fiscal 2012, Sub-Series D-1, 5.00%, 11/01/38	825	922,581
Sub-Series B-1, 5.00%, 11/01/36	340	383,588

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
City of Syracuse New York, GO, Airport Terminal Security & Access, Series A, AMT (AGM), 4.75%, 11/01/31	$500	$526,935
City of Yonkers, GO, Refunding, Series B (AGM), 5.00%, 8/01/23	100	116,029
Counties of Buffalo & Erie New York Industrial Land Development Corp., Refunding RB, Buffalo State College Foundation Housing Corp. Project, Series A, 5.38%, 10/01/41	280	310,402
Haverstraw-Stony Point Central School District, GO, Refunding, 5.00%, 10/15/36	120	135,871
Hudson Yards Infrastructure Corp., RB, Series A:
5.00%, 2/15/47	2,850	2,874,396
5.75%, 2/15/47	1,550	1,761,482
(AGM), 5.00%, 2/15/47	850	856,554
(NPFGC), 4.50%, 2/15/47	1,110	1,112,275
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 2, 5.63%, 7/15/47	1,400	1,541,330
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	500	544,410
3 World Trade Center Project, Class 2, 5.38%, 11/15/40 (a)	200	217,104
4 World Trade Center Project, 5.00%, 11/15/31	1,000	1,114,300
4 World Trade Center Project, 5.00%, 11/15/44	1,250	1,379,312
4 World Trade Center Project, 5.75%, 11/15/51	670	764,631
7 World Trade Center Project, Class 2, 5.00%, 9/15/43	1,000	1,110,320
7 World Trade Center Project, Class 3, 5.00%, 3/15/44	690	745,780

		30,612,908
Education — 24.5%
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.63%, 10/01/40	275	286,434
Build NYC Resource Corp., RB, The Chapin School, Ltd. Project:
4.00%, 11/01/26	100	114,046
5.00%, 11/01/26	150	184,409
Build NYC Resource Corp., Refunding RB:
City University New York-Queens College Student Residences, LLC Project, Series A, 5.00%, 6/01/38	250	282,557
New York Law School Project, 5.00%, 7/01/41	265	283,134
New York Law School Project, 4.00%, 7/01/45	185	183,133
City of New York New York Trust for Cultural Resources, RB, Juilliard School, Series A, 5.00%, 1/01/39	500	532,225
City of New York New York Trust for Cultural Resources, Refunding RB, Series A:
American Museum of Natural History, 5.00%, 7/01/37	440	491,436
Carnegie Hall, 4.75%, 12/01/39	700	752,458
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project:
Series A, 5.13%, 9/01/40	1,000	1,101,190
Series B, 4.00%, 8/01/35	190	194,150
City of Yonkers New York Industrial Development Agency, RB, Sarah Lawrence College Project, Series A, 6.00%, 6/01/19 (b)	500	554,785
County of Cattaraugus New York, RB, St. Bonaventure University Project, 5.00%, 5/01/39	125	132,324
County of Monroe New York Industrial Development Corp., RB, University of Rochester Project, Series A, 5.00%, 7/01/31	1,000	1,105,920

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	51

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust II (BFY)

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
County of Monroe New York Industrial Development Corp., Refunding RB, University of Rochester Project, Series A, 5.00%, 7/01/38	$240	$268,994
County of Nassau New York Industrial Development Agency, Refunding RB, New York Institute of Technology Project, Series A, 4.75%, 3/01/20 (b)	350	386,498
County of St. Lawrence New York Industrial Development Agency, RB, Clarkson University Project:
6.00%, 9/01/34	150	172,182
5.38%, 9/01/41	650	731,861
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM), 5.50%, 7/01/33	450	501,061
Geneva Development Corp., Refunding RB, Hobart and William Smith Colleges, 5.25%, 9/01/44	400	445,100
State of New York Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	500	565,730
Fordham University, Series A, 5.50%, 7/01/36	150	171,491
Series B, 5.75%, 3/15/36	300	326,970
State University Dormitory Facilities, Series A, 5.00%, 7/01/39	250	268,143
State University Dormitory Facilities, Series A, 5.00%, 7/01/41	670	743,888
Touro College & University System, Series A, 5.25%, 1/01/34	1,200	1,276,488
University of Rochester, Series A, 5.13%, 7/01/39	250	270,292
State of New York Dormitory Authority, Refunding RB:
Barnard College, Series A, 5.00%, 7/01/34	150	169,155
Brooklyn Law School, 5.75%, 7/01/33	250	269,132
Fordham University, 5.00%, 7/01/44	640	704,698
Icahn School of Medicine at Mount Sinai, Series A, 5.00%, 7/01/35	800	876,424
New York University, Series A, 5.00%, 7/01/37	600	676,788
Skidmore College, Series A, 5.25%, 7/01/29	200	227,794
Skidmore College, Series A, 5.25%, 7/01/31	300	337,884
State University Dormitory Facilities, Series A, 5.25%, 7/01/30	1,220	1,410,174
State University Dormitory Facilities, Series A, 5.25%, 7/01/32	700	799,862
Teachers College, 5.50%, 3/01/39	650	697,905
Town of Hempstead New York Local Development Corp., Refunding RB, Adelphi University Project, 5.00%, 10/01/35	210	233,199

		18,729,914
Health — 14.3%
County of Dutchess New York Local Development Corp., RB, Health Quest Systems, Inc., Series B:
3.00%, 7/01/36	195	166,774
4.00%, 7/01/41	290	290,212
County of Dutchess New York Local Development Corp., Refunding RB, Health Quest System, Inc., Series A, 5.75%, 7/01/40	300	327,630
County of Genesee New York Industrial Development Agency, Refunding RB, United Memorial Medical Center Project, 5.00%, 12/01/27	230	230,173
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project, Series A:
5.00%, 12/01/32	180	196,610
5.00%, 12/01/37	250	269,797
County of Monroe New York Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40	1,425	1,621,664

Municipal Bonds	Par (000)	Value
New York (continued)
Health (continued)
County of Saratoga New York Industrial Development Agency, RB, Saratoga Hospital Project, Series B, 5.25%, 12/01/17 (b)	$350	$361,956
County of Suffolk New York EDC, RB, Catholic Health Services, Series C, 5.00%, 7/01/32	150	162,530
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien:
Remarketing, Series A, 5.00%, 11/01/30	895	966,618
Series B, 6.00%, 11/01/20 (b)	130	151,869
Series B, 6.00%, 11/01/30	20	22,193
County of Westchester New York Local Development Corp., Refunding RB, Kendal On Hudson Project, 5.00%, 1/01/34	500	532,760
State of New York Dormitory Authority, RB, Series A:
General Purpose, 5.00%, 2/15/42	250	284,520
Healthcare, 5.00%, 3/15/19 (b)	500	540,570
New York State Association for Retarded Children, Inc., 6.00%, 7/01/19 (b)	250	278,547
New York University Hospitals Center, 5.75%, 7/01/20 (b)	425	487,696
State of New York Dormitory Authority, Refunding RB:
Miriam Osborn Memorial Home Association, 5.00%, 7/01/29	130	135,519
Mount Sinai Hospital, Series A, 5.00%, 7/01/26	500	543,845
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/32	1,000	1,098,910
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/41	750	814,867
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/43	860	935,044
North Shore-Long Island Jewish Obligated Group, Series E, 5.50%, 5/01/33	500	533,185

		10,953,489
Housing — 6.6%
City of New York New York Housing Development Corp., RB, M/F Housing:
Fund Grant Program, New York City Housing Authority Program, Series B1, 5.25%, 7/01/32	915	1,032,486
Fund Grant Program, New York City Housing Authority Program, Series B1, 5.00%, 7/01/33	400	441,496
Series J-2-A, AMT, 4.75%, 11/01/27	1,420	1,423,479
Sustainable Neighborhood Bonds, Series C-1-A, 3.40%, 11/01/47	650	603,115
City of New York New York Housing Development Corp., Refunding RB, M/F Housing, 8 Spruce Street, Class F, 4.50%, 2/15/48	500	519,705
State of New York HFA, RB, M/F Housing, Highland Avenue Senior Apartments, Series A, AMT (SONYMA), 5.00%, 2/15/39	1,000	1,008,120

		5,028,401
State — 7.1%
Metropolitan Transportation Authority, Refunding RB, Dedicated Tax Fund, Sub-Series B-1, 5.00%, 11/15/31	750	859,215
State of New York, GO, Series A, 5.00%, 2/15/39	500	535,125
State of New York Dormitory Authority, RB, General Purpose:
Series B, 5.00%, 3/15/37	1,070	1,204,199
Series B, 5.00%, 3/15/42	1,000	1,111,520
Series C, 5.00%, 3/15/34	1,000	1,116,970
State of New York Urban Development Corp., RB, State Personal Income Tax, Series C, 5.00%, 3/15/30	500	574,765

		5,401,794

See Notes to Financial Statements.

52	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust II (BFY)

Municipal Bonds	Par (000)	Value
New York (continued)
Tobacco — 2.5%
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 6/01/41 (a)	$400	$415,408
Counties of New York Tobacco Trust VI, Refunding RB, Tobacco Settlement Pass-Through, 4.00%, 6/01/51	750	689,430
County of Chautauqua New York Tobacco Asset Securitization Corp., Refunding RB, 4.75%, 6/01/39	250	251,968
County of Niagara New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, 5.25%, 5/15/40	230	251,615
Westchester Tobacco Asset Securitization, Refunding RB, Sub-Series C, 4.00%, 6/01/42	300	298,332

		1,906,753
Transportation — 26.0%
Metropolitan Transportation Authority, RB:
Series A-1, 5.25%, 11/15/34	270	308,267
Series C, 6.50%, 11/15/28	145	158,555
Series E, 5.00%, 11/15/38	1,000	1,118,180
Series H, 5.00%, 11/15/25	500	581,225
Metropolitan Transportation Authority, Refunding RB:
Green Bonds, Series A-1, 4.00%, 11/15/46	55	55,846
Green Bonds, Series A-1, 5.25%, 11/15/56	250	282,690
Series F, 5.00%, 11/15/30	1,500	1,732,275
Series F, 5.00%, 11/15/35	500	566,320
Metropolitan Transportation Authority Hudson Rail Yards Trust Obligations, Refunding RB, Series A:
5.00%, 11/15/56	1,120	1,205,803
5.00%, 11/15/51	165	176,992
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated, 5.25%, 12/15/43	500	565,400
New York Transportation Development Corp., RB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT:
5.00%, 7/01/46	975	1,023,409
5.25%, 1/01/50	925	982,461
(AGM), 4.00%, 7/01/41	300	297,219
New York Transportation Development Corp., Refunding RB, American Airlines, Inc., AMT, 5.00%, 8/01/31	920	957,702
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/42	1,000	1,124,000
Port Authority of New York & New Jersey, Refunding ARB, Consolidated:
147th Series, AMT, 4.75%, 4/15/37	500	501,175
177th Series, AMT, 4.00%, 1/15/43	480	485,760
178th Series, AMT, 5.00%, 12/01/43	430	467,419
189th Series, 5.00%, 5/01/45	860	964,619
State of New York Thruway Authority, RB, Junior Lien, Series A, 5.25%, 1/01/56	725	817,727
State of New York Thruway Authority, Refunding RB:
General, Series I, 5.00%, 1/01/37	1,530	1,694,521
General, Series I, 5.00%, 1/01/42	1,030	1,122,638
Series J, 5.00%, 1/01/41	1,000	1,102,020
Triborough Bridge & Tunnel Authority, RB, Series B, 5.00%, 11/15/40	240	272,810
Triborough Bridge & Tunnel Authority, Refunding RB:
CAB, Sub-Series A, 0.00%, 11/15/32 (c)	505	285,259
General, Series A, 5.25%, 11/15/45	370	426,410
General, Series A, 5.00%, 11/15/50	500	560,695

		19,837,397
Utilities — 16.8%
City of New York New York Municipal Water Finance Authority, RB, Series DD:
Fiscal 2017, 5.00%, 6/15/47	270	305,726
5.25%, 6/15/47	245	285,151

Municipal Bonds	Par (000)	Value
New York (continued)
Utilities (continued)
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2015, Series HH, 5.00%, 6/15/39	$1,500	$1,697,655
Long Island Power Authority, RB:
CAB, Electric System, Series A (AGM), 0.00%, 6/01/28 (c)	3,515	2,520,782
General, Electric Systems, Series C (CIFG), 5.25%, 9/01/29	1,000	1,193,220
Long Island Power Authority, Refunding RB, Electric System:
Series A, 5.50%, 4/01/19 (b)	500	546,185
Series B, 5.00%, 9/01/41	75	83,903
Series B, 5.00%, 9/01/46	410	456,568
State of New York Environmental Facilities Corp., Refunding RB:
Revolving Funds, New York City Municipal Water, Series B, 5.00%, 6/15/36	350	392,700
State Clean Water and Drinking Water Revolving New York City Municipal Water Finance Authority Projects, Series A, 5.00%, 6/15/37	1,500	1,572,615
Subordinated SRF Bonds, Series A, 3.00%, 6/15/35	400	382,540
Utility Debt Securitization Authority, Refunding RB, Restructuring:
3.00%, 12/15/32	350	350,186
Series E, 5.00%, 12/15/41	2,690	3,075,342

		12,862,573
Total Municipal Bonds in New York		108,157,606

Multi-State — 2.8%
Housing — 2.8%
Centerline Equity Issuer Trust (a):
Series A-4-2, 6.00%, 10/31/19	1,000	1,084,750
Series B-3-2, 6.30%, 10/31/19	1,000	1,091,110
Total Municipal Bonds in Multi-State		2,175,860

Puerto Rico — 2.6%
Housing — 1.4%
Puerto Rico Housing Finance Authority, Refunding RB, M/F Housing, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	1,000	1,053,160
Tobacco — 1.2%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds, 5.63%, 5/15/43	900	901,170
Total Municipal Bonds in Puerto Rico		1,954,330
Total Municipal Bonds — 147.0%		112,287,796

Municipal Bonds Transferred to Tender Option Bond Trusts (d)
New York — 18.3%
County/City/Special District/School District — 1.5%
City of New York New York, GO, Sub-Series I-1, 5.00%, 3/01/36	500	559,430
City of New York New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured, 5.00%, 11/15/32	500	574,920

		1,134,350

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	53

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust II (BFY)

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
New York (continued)
Education — 0.8%
City of New York New York Trust for Cultural Resources, Refunding RB, Wildlife Conservation Society, Series A, 5.00%, 8/01/33	$510	$584,621
State — 4.1%
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	1,300	1,388,825
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A:
5.00%, 10/15/31	255	298,258
4.00%, 10/15/32	350	377,171
State of New York Dormitory Authority, RB, General Purpose, Series C, 5.00%, 3/15/41	1,000	1,102,210

		3,166,464
Transportation — 6.3%
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	1,995	2,255,877
Port Authority of New York & New Jersey, ARB, Consolidated, 169th Series, AMT, 5.00%, 10/15/26	1,000	1,115,460
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	735	838,231
Triborough Bridge & Tunnel Authority, Refunding RB, Series A, 5.00%, 11/15/46	500	569,590

		4,779,158
Utilities — 5.6%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A:
5.75%, 6/15/18 (b)	55	58,560
5.75%, 6/15/40	185	195,852

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
New York (continued)
Utilities (continued)
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2011, Series HH, 5.00%, 6/15/32	$1,500	$1,683,660
Fiscal 2012, Series BB, 5.00%, 6/15/44	1,005	1,125,674
New York State Environmental Facilities Corp., RB, Subordinated SRF Bonds, 4.00%, 6/15/46	992	1,032,334
Utility Debt Securitization Authority, Refunding RB, Restructuring, Series B, 4.00%, 12/15/35	190	202,291

		4,298,371
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 18.3%		13,962,964
Total Long-Term Investments (Cost — $118,334,246) — 165.3%		126,250,760

Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.50% (e)(f)	519,485	519,589
Total Short-Term Securities (Cost — $519,537) — 0.7%		519,589
Total Investments (Cost — $118,853,783) — 166.0%		126,770,349
Other Assets Less Liabilities — 2.2%		1,706,456
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (10.3)%		(7,830,681)
VRDP Shares, at Liquidation Value Net of Deferred Offering Costs — (57.9)%		(44,286,216)

Net Assets Applicable to Common Shares — 100.0%		$76,359,908

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Zero-coupon bond.

(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(e)	During the six months ended February 28, 2017, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2016	Net Activity	Shares Held at February 28, 2017	Value at February 28, 2017	Income	Net Realized Gain[1]	Change in Unrealized Appreciation
BlackRock Liquidity Funds, MuniCash, Institutional Class	3,513,916	(2,994,431)	519,485	$519,589	$2,033	$174	$52
[1] Includes net capital gain distributions.

(f)	Current yield as of period end.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

See Notes to Financial Statements.

54	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust II (BFY)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(20)	5-Year U.S. Treasury Note	June 2017	$2,354,063	$2,811
(51)	10-Year U.S. Treasury Note	June 2017	$6,353,484	2,372
(29)	Long U.S. Treasury Bond	June 2017	$4,398,031	(18,987)
(9)	Ultra U.S. Treasury Bond	June 2017	$1,456,031	(10,246)
Total				$(24,050)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized appreciation[1]	—	—	—	—	$5,183	—	$5,183
Liabilities — Derivative Financial Instruments
Futures contracts	Net unrealized depreciation[1]	—	—	—	—	$29,233	—	$29,233

[1]    Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended February 28, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts		—	—	—	—	$355,780	—	$355,780
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts		—	—	—	—	$(32,520)	—	$(32,520)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — short	$8,693,672

For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$126,250,760	—	$126,250,760
Short-Term Securities	$519,589	—	—	519,589

	$519,589	$126,250,760	—	$126,770,349

Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$5,183	—	—	$5,183
Liabilities:
Interest rate contracts	(29,233)	—	—	(29,233)

Total	$(24,050)	—	—	$(24,050)

[1] See above Schedule of Investments for values in each sector.
[2] Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	55

Schedule of Investments (concluded)	BlackRock New York Municipal Income Trust II (BFY)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	—	$(7,816,903)	—	$(7,816,903)
VRDP Shares at Liquidation Value	—	(44,400,000)	—	(44,400,000)

Total	—	$(52,216,903)	—	$(52,216,903)

During the six months ended February 28, 2017, there were no transfers between levels.

See Notes to Financial Statements.

56	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Schedule of Investments February 28, 2017 (Unaudited)	BlackRock Virginia Municipal Bond Trust (BHV) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Virginia — 121.0%
Corporate — 2.0%
County of Chesterfield Virginia EDA, RB, Virginia Electric Power Co. Project, Series A, AMT, 5.60%, 11/01/31	$500	$507,710
County/City/Special District/School District — 25.7%
Ballston Quarter Community Development Authority, Tax Allocation Bonds, Series A, 5.38%, 3/01/36	250	240,550
Cherry Hill Virginia Community Development Authority, Special Assessment Bonds, Potomac Shores Project, 5.40%, 3/01/45 (a)	250	256,167
City of Portsmouth Virginia, GO, Refunding Series D:
5.00%, 7/15/20 (b)	485	545,252
5.00%, 7/15/34	15	16,559
City of Suffolk Virginia, GO, Refunding, 5.00%, 6/01/42	1,000	1,109,440
County of Fairfax Virginia EDA, RB, Silverline Phase I Project, 5.00%, 4/01/20 (b)	1,000	1,114,980
County of Fairfax Virginia Redevelopment & Housing Authority, Refunding RB, Fairfax Redevelopment & Housing, 5.00%, 10/01/39	1,500	1,613,670
Dulles Town Center Community Development Authority, Refunding, Special Assessment, Dulles Town Center Project, 4.25%, 3/01/26	500	500,090
Lower Magnolia Green Community Development Authority, Special Assessment Bonds, 5.00%, 3/01/35 (a)	245	246,573
Mosaic District Community Development Authority, Special Assessment, Series A, 6.88%, 3/01/36	250	275,597
Shops at White Oak Village Community Development Authority, Special Assessment, 5.30%, 3/01/17	100	100,031
Virginia Public School Authority, RB, Fluvanna County School Financing, 6.50%, 12/01/18 (b)	360	395,093

		6,414,002
Education — 21.9%
City of Norfolk Virginia, GO, Refunding:
5.00%, 8/01/23 (b)	465	554,406
5.00%, 8/01/38	35	39,454
County of Montgomery Virginia EDA, Refunding RB, Virginia Tech Foundation, Series A, 5.00%, 6/01/39	355	387,756
Virginia College Building Authority, RB, Marymount University Project, Series B, 5.00%, 7/01/45 (a)	100	101,287
Virginia College Building Authority, Refunding RB:
Liberty University Projects, 5.00%, 3/01/41	1,000	1,090,030
Marymount University Project, Series A, 5.00%, 7/01/45 (a)	400	405,148
Washington & Lee University Project (NPFGC), 5.25%, 1/01/26	500	594,110
Washington & Lee University Project (NPFGC), 5.25%, 1/01/31	1,000	1,229,280
Virginia Small Business Financing Authority, RB, Roanoke College, 5.75%, 4/01/41	500	552,445
Virginia Small Business Financing Authority, Refunding RB, 4.00%, 10/01/38	500	508,840

		5,462,756
Health — 34.5%
City of Danville Virginia IDA, Refunding RB, Danville Regional Medical Center (AMBAC), 5.25%, 10/01/28 (c)	1,000	1,172,220
County of Fairfax Virginia EDA, Refunding RB:
Goodwin House, Inc., 5.00%, 10/01/17 (b)	1,000	1,025,280
Vinson Hall LLC, Series A, 5.00%, 12/01/42	500	505,675
County of Fairfax Virginia IDA, RB, Series A, 5.00%, 5/15/44	1,000	1,114,410
County of Hanover Virginia EDA, Refunding RB, Covenant Woods, Series A, 5.00%, 7/01/42	500	501,130
County of Henrico Virginia EDA, Refunding RB, United Methodist Homes, 4.25%, 6/01/26	145	151,428

Municipal Bonds	Par (000)	Value
Virginia (continued)
Health (continued)
Lexington Retirement Community, Inc., Refunding RB, Kendal at Lexington, 4.00%, 1/01/37	$500	$478,160
Roanoke EDA, Refunding RB:
Carilion Clinic Obligation Group, 5.00%, 7/01/30	795	875,382
Carilion Health System (AGM), 5.00%, 7/01/20 (b)	5	5,612
Carilion Health System, Series B (AGM), 5.00%, 7/01/38	495	526,561
Winchester EDA, Refunding RB, Valley Health System Obligation:
5.00%, 1/01/44	1,000	1,095,650
Series A, 5.00%, 1/01/44	400	435,444
Winchester Virginia IDA, RB, Valley Health System Obligation, Series E, 5.63%, 1/01/19 (b)	650	704,587

		8,591,539
Housing — 8.6%
Virginia HDA, RB, M/F Housing, Rental Housing:
Series A, 5.25%, 5/01/41	750	803,850
Series B, 5.63%, 6/01/39	1,000	1,071,770
Series F, 5.25%, 10/01/38	250	267,575

		2,143,195
State — 7.6%
Virginia College Building Authority, RB, Public Higher Education Financing Program, Series A, 5.00%, 9/01/18 (b)	1,000	1,061,700
Virginia Public School Authority, RB, School Financing, 1997 Resolution, Series B:
5.25%, 8/01/18 (b)	400	424,864
4.00%, 8/01/36	405	418,260

		1,904,824
Tobacco — 1.9%
Tobacco Settlement Financing Corp., Refunding RB, Convertible, Senior, Series B2, 5.20%, 6/01/46	500	476,095
Transportation — 18.3%
Capital Region Airport Commission, Refunding RB, Series A, 4.00%, 7/01/38	500	520,160
Richmond Metropolitan Authority, Refunding RB (NPFGC), 5.25%, 7/15/22	500	560,315
Virginia Port Authority, RB, 5.00%, 7/01/36	500	550,970
Virginia Resources Authority, RB, Series B:
5.00%, 11/01/18 (b)	1,155	1,233,794
5.00%, 11/01/33	740	784,911
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings EPCOR LLC Project, AMT, 6.00%, 1/01/37	820	918,834

		4,568,984
Utilities — 0.5%
Virginia Resources Authority, RB, 5.00%, 11/01/18 (b)	105	112,163
Total Municipal Bonds in Virginia		30,181,268

District of Columbia — 7.6%
Transportation — 7.6%
Metropolitan Washington Airports Authority, Refunding RB:
Dulles Toll Road, 1st Senior Lien, Series A, 5.00%, 10/01/39	290	311,823
Dulles Toll Road, 1st Senior Lien, Series A, 5.25%, 10/01/44	460	496,565
Series B, 5.00%, 10/01/29	1,000	1,082,380
Total Municipal Bonds in District of Columbia		1,890,768

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	57

Schedule of Investments (continued)	BlackRock Virginia Municipal Bond Trust (BHV)

Municipal Bonds	Par (000)	Value
Puerto Rico — 1.3%
Tobacco — 1.3%
Children’s Trust Fund Tobacco Settlement, Refunding RB, Asset-Backed Bonds, 5.63%, 5/15/43	$335	$335,436
Total Municipal Bonds — 129.9%		32,407,472

Municipal Bonds Transferred to Tender Option Bond Trusts (d)
Virginia — 36.2%
Education — 12.7%
University of Virginia, Refunding RB, GO, 5.00%, 6/01/18 (b)	2,999	3,155,164
Health — 17.8%
County of Fairfax Virginia EDA, RB, Metrorail Parking System, 5.00%, 4/01/47	2,000	2,283,580
County of Fairfax Virginia IDA, Refunding RB, Health Care, Inova Health System:
5.50%, 5/15/19 (b)	350	379,439
5.50%, 5/15/35	650	704,947
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	1,000	1,080,054

		4,448,020

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
Virginia (continued)
Transportation — 5.7%
Virginia Commonwealth Transportation Board, RB, Capital Projects, 5.00%, 5/15/32	$1,261	$1,413,120
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 36.2%		9,016,304
Total Long-Term Investments (Cost — $38,720,431) — 166.1%		41,423,776

Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.50% (e)(f)	743,961	744,110
Total Short-Term Securities (Cost — $743,981) — 3.0%		744,110
Total Investments (Cost — $39,464,412) — 169.1%		42,167,886
Liabilities in Excess of Other Assets — (3.4)%		(823,312)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (19.5)%		(4,866,760)
VRDP Shares, at Liquidation Value Net of Deferred Offering Costs — (46.2)%		(11,534,634)

Net Assets Applicable to Common Shares — 100.0%		$24,943,180

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Security is collateralized by municipal bonds or U.S. Treasury obligations.

(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(e)	During the six months ended February 28, 2017, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2016	Net Activity	Shares Held at February 28, 2017	Value at February 28, 2017	Income	Net Realized Gain[1]	Change in Unrealized Appreciation
BlackRock Liquidity Funds, MuniCash, Institutional Class	215,116	528,845	743,961	$744,110	$784	$256	$129
[1] Includes net capital gain distributions.

(f)	Current yield as of period end.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(8)	5-Year U.S. Treasury Note	June 2017	$941,625	$728
(12)	10-Year U.S. Treasury Note	June 2017	$1,494,938	529
(8)	Long U.S. Treasury Bond	June 2017	$1,213,250	(5,477)
(1)	Ultra U.S. Treasury Bond	June 2017	$161,781	(1,519)
Total				$(5,739)

See Notes to Financial Statements.

58	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Schedule of Investments (concluded)	BlackRock Virginia Municipal Bond Trust (BHV)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized appreciation[1]	—	—	—	—	$1,257	—	$1,257
Liabilities — Derivative Financial Instruments
Futures contracts	Net unrealized depreciation[1]	—	—	—	—	$6,996	—	$6,996

[1] Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended February 28, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts		—	—	—	—	$52,748	—	$52,748
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts		—	—	—	—	$(7,763)	—	$(7,763)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — short	$2,164,875

For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$41,423,776	—	$41,423,776
Short-Term Securities	$744,110	—	—	744,110

Total	$744,110	$41,423,776	—	$42,167,886

Derivative Financial Instruments [2]
Assets:
Interest rate contracts	$1,257	—	—	$1,257
Liabilities:
Interest rate contracts	(6,996)	—	—	(6,996)

Total	$(5,739)	—	—	$(5,739)

[1] See above Schedule of Investments for values in each sector.
[2] Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	—	$(4,859,659)	—	$(4,859,659)
VRDP Shares at Liquidation Value	—	(11,600,000)	—	(11,600,000)

Total	—	$(16,459,659)	—	$(16,459,659)

During the six months ended February 28, 2017, there were no transfers between levels.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	59

Statements of Assets and Liabilities

February 28, 2017 (Unaudited)	BlackRock Maryland Municipal Bond Trust (BZM)	BlackRock Massachusetts Tax-Exempt Trust (MHE)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)	BlackRock New Jersey Municipal Bond Trust (BLJ)

Assets
Investments at value — unaffiliated[1]	$48,705,637	$51,097,953	$759,685,918	$58,093,968
Investments at value — affiliated[2]	—	520,037	186,641	113,108
Cash	—	—	38,014	2,384
Cash pledged for futures contracts	115,350	102,050	1,555,850	108,900
Receivables:
Interest — unaffiliated	488,804	628,202	8,174,747	712,922
Investments sold	275,261	—	2,287,828	29,375
Variation margin on futures contracts	1,117	1,070	12,969	—
Dividends — affiliated	30	91	611	60
Prepaid expenses	12,020	9,550	24,305	2,537

Total assets	49,598,219	52,358,953	771,966,883	59,063,254

Accrued Liabilities
Bank overdraft	234,040	—	—	—
Payables:
Income dividends — Common Shares	98,615	125,511	1,805,657	161,782
Investment advisory fees	22,383	19,969	291,672	29,266
Officer’s and Trustees’ fees	11,456	470	229,722	10,747
Variation margin on futures contracts	5,250	4,687	74,346	2,938
Interest expense and fees	1,969	4,985	135,875	9,783
Other accrued expenses	52,762	48,423	213,650	55,099

Total accrued liabilities	426,475	204,045	2,750,922	269,615

Other Liabilities
TOB Trust Certificates	2,134,375	1,420,858	74,257,186	4,776,430
VRDP Shares, at liquidation value of $100,000 per share, net of deferred offering costs[3,4]	15,932,798	18,422,759	243,224,058	18,625,008

Total other liabilities	18,067,173	19,843,617	317,481,244	23,401,438

Total liabilities	18,493,648	20,047,662	320,232,166	23,671,053

Net Assets Applicable to Common Shareholders	$31,104,571	$32,311,291	$451,734,717	$35,392,201

Net Assets Applicable to Common Shareholders Consist of
Paid-in capital[5,6,7]	$29,489,330	$29,677,826	$441,284,079	$33,007,378
Undistributed net investment income	243,083	231,399	2,493,091	385,132
Accumulated net realized gain (loss)	5,785	(804,207)	(27,039,087)	(608,093)
Net unrealized appreciation (depreciation)	1,366,373	3,206,273	34,996,634	2,607,784

Net Assets Applicable to Common Shareholders	$31,104,571	$32,311,291	$451,734,717	$35,392,201

Net asset value per Common Share	$14.95	$13.64	$14.51	$15.20

[1] Investments at cost — unaffiliated	$47,326,955	$47,882,777	$724,546,881	$55,478,589
[2] Investments at cost — affiliated	—	$520,027	$186,641	$113,108
[3] Preferred Shares outstanding:
Par value $0.001 per share	160	—	—	187
Par value $0.10 per share	—	185	2,436	—
[4] Preferred Shares authorized, including Auction Market Preferred Shares (“AMPS”)	unlimited	unlimited	14,956	unlimited
[5] Par Value per Common Shares	$0.001	$0.010	$0.100	$0.001
[6] Common Shares outstanding	2,080,697	2,368,249	31,132,023	2,327,921
[7] Common Shares authorized	unlimited	unlimited	199,985,044	unlimited

See Notes to Financial Statements.

60	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Statements of Assets and Liabilities

February 28, 2017 (Unaudited)	BlackRock New York Municipal Bond Trust (BQH)	BlackRock New York Municipal Income Quality Trust (BSE)	BlackRock New York Municipal Income Trust II (BFY)	BlackRock Virginia Municipal Bond Trust (BHV)

Assets
Investments at value — unaffiliated[1]	$71,062,908	$154,626,651	$126,250,760	$41,423,776
Investments at value — affiliated[2]	1,112,950	1,506,936	519,589	744,110
Cash	6,784	20,118	5,299	7,512
Cash pledged for futures contracts	159,350	319,300	272,400	65,950
Receivables:
Interest — unaffiliated	741,509	1,708,778	1,360,924	535,951
Investments sold	—	—	505,954	5,000
Variation margin on futures contracts	1,422	3,188	2,516	875
Dividends — affiliated	133	114	186	204
TOB Trust	—	—	—	1,000,000
Prepaid expenses	41,294	44,111	42,770	2,248

Total assets	73,126,350	158,229,196	128,960,398	43,785,626

Accrued Liabilities
Payables:
Income dividends — Common Shares	165,206	339,022	330,307	100,751
Investment advisory fees	30,399	66,245	54,052	16,036
Officer’s and Trustees’ fees	11,482	10,619	12,934	8,547
Variation margin on futures contracts	8,469	14,157	12,938	2,781
Interest expense and fees	12,620	36,389	13,778	7,101
Investments purchased	604,469	1,208,939	—	2,269,720
Other accrued expenses	60,958	84,602	73,362	43,217

Total accrued liabilities	893,603	1,759,973	497,371	2,448,153

Other Liabilities
TOB Trust Certificates	6,521,464	20,604,151	7,816,903	4,859,659
VRDP Shares, at liquidation value of $100,000 per share, net of deferred offering costs[3,4]	21,989,627	40,380,738	44,286,216	11,534,634

Total other liabilities	28,511,091	60,984,889	52,103,119	16,394,293

Total liabilities	29,404,694	62,744,862	52,600,490	18,842,446

Net Assets Applicable to Common Shareholders	$43,721,656	$95,484,334	$76,359,908	$24,943,180

Net Assets Applicable to Common Shareholders Consist of
Paid-in capital[5,6,7]	$39,705,125	$92,395,280	$70,505,949	$22,824,375
Undistributed net investment income	496,405	346,229	808,606	231,085
Accumulated net realized loss	(1,254,923)	(5,289,496)	(2,847,163)	(810,015)
Net unrealized appreciation (depreciation)	4,775,049	8,032,321	7,892,516	2,697,735

Net Assets Applicable to Common Shareholders	$43,721,656	$95,484,334	$76,359,908	$24,943,180

Net asset value per Common Share	$15.61	$14.65	$15.26	$15.60

[1] Investments at cost — unaffiliated	$66,272,174	$146,567,298	$118,334,246	$38,720,431
[2] Investments at cost — affiliated	$1,112,885	$1,506,936	$519,537	$743,981
[3] Preferred Shares outstanding:
Par value $ 0.001 per share	221	405	444	116
[4] Preferred Shares authorized, including Auction Market Preferred Shares (“AMPS”)	unlimited	unlimited	unlimited	unlimited
[5] Par Value per Common Shares	$0.001	$0.001	$0.001	$0.001
[6] Common Shares outstanding	2,800,105	6,519,660	5,004,649	1,599,373
[7] Common Shares authorized	unlimited	unlimited	unlimited	unlimited

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	61

Statements of Operations

Six Months Ended February 28, 2017 (Unaudited)	BlackRock Maryland Municipal Bond Trust (BZM)	BlackRock Massachusetts Tax-Exempt Trust (MHE)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)	BlackRock New Jersey Municipal Bond Trust (BLJ)

Investment Income
Interest — unaffiliated	$953,140	$1,075,886	$15,512,180	$1,307,873
Other income — unaffiliated	14,097	15,801	—	24,203
Dividends — affiliated	1,520	812	8,435	799

Total investment income	968,757	1,092,499	15,520,615	1,332,875

Expenses
Investment advisory	158,372	130,788	2,128,535	193,473
Liquidity fees	61,450	—	12,303	—
Professional	23,916	19,400	55,941	22,502
Remarketing fees on Preferred Shares	8,044	—	12,080	—
Transfer agent	7,603	8,309	16,825	7,979
Accounting services	5,071	5,405	48,689	5,750
Printing	3,414	3,431	7,427	3,437
Officer and Trustees	2,153	1,462	36,003	2,392
Custodian	2,149	2,560	18,431	2,360
Registration	550	625	6,326	614
Rating agency	13,562	13,566	19,247	13,566
Miscellaneous	4,718	6,288	19,130	5,234

Total expenses excluding interest expense, fees and amortization of offering costs	291,002	191,834	2,380,937	257,307
Interest expense, fees and amortization of offering costs[1]	74,881	153,794	2,393,466	180,037

Total expenses	365,883	345,628	4,774,403	437,344
Less fees waived by the Manager	(12,433)	(146)	(196,749)	(144)

Total expenses after fees waived	353,450	345,482	4,577,654	437,200

Net investment income	615,307	747,017	10,942,961	895,675

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated	11,866	(123,651)	374,260	168,510
Investments — affiliated	130	78	1,055	62
Futures contracts	105,958	127,394	2,010,007	148,666
Capital gain distributions from investment companies — affiliated	1,580	204	4,540	44

	119,534	4,025	2,389,862	317,282

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(2,247,957)	(2,460,049)	(38,865,370)	(3,806,046)
Investments — affiliated	—	10	—	—
Futures contracts	(14,997)	(12,427)	(193,257)	(13,066)

	(2,262,954)	(2,472,466)	(39,058,627)	(3,819,112)

Net realized and unrealized loss	(2,143,420)	(2,468,441)	(36,668,765)	(3,501,830)

Net Decrease in Net Assets Applicable to Common Shareholders Resulting from Operations	$(1,528,113)	$(1,721,424)	$(25,725,804)	$(2,606,155)

[1] Related to TOB Trusts and/or VRDP Shares.

See Notes to Financial Statements.

62	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Statements of Operations

Six Months Ended February 28, 2017 (Unaudited)	BlackRock New York Municipal Bond Trust (BQH)	BlackRock New York Municipal Income Quality Trust (BSE)	BlackRock New York Municipal Income Trust II (BFY)	BlackRock Virginia Municipal Bond Trust (BHV)

Investment Income
Interest unaffiliated	$1,425,012	$3,117,190	$2,629,371	$894,565
Other income — unaffiliated	35,237	—	40,754	13,730
Dividends — affiliated	1,114	1,264	2,033	784

Total investment income	1,461,363	3,118,454	2,672,158	909,079

Expenses
Investment advisory	236,017	435,788	355,548	131,364
Liquidity fees	312	574	624	44,151
Professional	22,446	26,788	24,566	18,666
Remarketing fees on Preferred Shares	—	—	5	5,832
Transfer agent	7,815	9,774	8,467	7,414
Accounting services	6,544	13,365	8,655	1,837
Printing	3,616	3,995	3,959	3,288
Officer and Trustees	2,798	5,043	4,343	1,713
Custodian	2,913	4,923	4,676	1,777
Registration	4,958	4,957	1,320	422
Rating agency	18,151	18,182	18,189	13,554
Miscellaneous	6,635	7,603	7,443	4,486

Total expenses excluding interest expense, fees and amortization of offering costs	312,205	530,992	437,795	234,504
Interest expense, fees and amortization of offering costs[1]	218,021	462,491	401,148	71,910

Total expenses	530,226	993,483	838,943	306,414
Less fees waived by the Manager	(36,514)	(241)	(360)	(26,404)

Total expenses after fees waived	493,712	993,242	838,583	280,010

Net investment income	967,651	2,125,212	1,833,575	629,069

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated	115,198	219,229	(157,462)	76,017
Investments — affiliated	12	88	115	15
Futures contracts	223,279	433,837	355,780	52,748
Capital gain distributions from investment companies — affiliated	—	—	59	241

	338,489	653,154	198,492	129,021

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(4,157,023)	(8,509,476)	(6,616,154)	(1,696,093)
Investments — affiliated	65	—	52	129
Futures contracts	(17,689)	(38,975)	(32,520)	(7,763)

	(4,174,647)	(8,548,451)	(6,648,622)	(1,703,727)

Net realized and unrealized loss	(3,836,158)	(7,895,297)	(6,450,130)	(1,574,706)

Net Decrease in Net Assets Applicable to Common Shareholders Resulting from Operations	$(2,868,507)	$(5,770,085)	$(4,616,555)	$(945,637)

[1] Related to TOB Trusts and/or VRDP Shares.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	63

Statements of Changes in Net Assets

	BlackRock Maryland Municipal Bond Trust (BZM)		BlackRock Massachusetts Tax-Exempt Trust (MHE)
Increase (Decrease) in Net Assets Applicable to Common Shareholders:	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016

Operations
Net investment income	$615,307	$1,277,319	$747,017	$1,530,109
Net realized gain	119,534	199,283	4,025	128,133
Net change in unrealized appreciation (depreciation)	(2,262,954)	1,897,243	(2,472,466)	1,843,421

Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	(1,528,113)	3,373,845	(1,721,424)	3,501,663

Distributions to Common Shareholders[1]
From net investment income	(591,704)	(1,285,740)	(752,986)	(1,615,491)

Capital Share Transactions
Reinvestment of common distributions	22,810	40,337	13,245	21,857

Net Assets Applicable to Common Shareholders
Total increase (decrease) in net assets applicable to Common Shareholders	(2,097,007)	2,128,442	(2,461,165)	1,908,029
Beginning of period	33,201,578	31,073,136	34,772,456	32,864,427

End of period	$31,104,571	$33,201,578	$32,311,291	$34,772,456

Undistributed net investment income, end of period	$243,083	$219,480	$231,399	$237,368

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

64	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Statements of Changes in Net Assets

	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)		BlackRock New Jersey Municipal Bond Trust (BLJ)
Increase (Decrease) in Net Assets Applicable to Common Shareholders:	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016

Operations
Net investment income	$10,942,961	$23,311,744	$895,675	$1,894,949
Net realized gain (loss)	2,389,862	838,227	317,282	(40,936)
Net change in unrealized appreciation (depreciation)	(39,058,627)	27,178,343	(3,819,112)	2,639,975

Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	(25,725,804)	51,328,314	(2,606,155)	4,493,988

Distributions to Common Shareholders[1]
From net investment income	(10,857,729)	(24,209,766)	(980,274)	(1,939,459)

Capital Share Transactions
Reinvestment of common distributions	—	40,290	20,051	27,665

Net Assets Applicable to Common Shareholders
Total increase (decrease) in net assets applicable to Common Shareholders	(36,583,533)	27,158,838	(3,566,378)	2,582,194
Beginning of period	488,318,250	461,159,412	38,958,579	36,376,385

End of period	$451,734,717	$488,318,250	$35,392,201	$38,958,579

Undistributed net investment income, end of period	$2,493,091	$2,407,859	$385,132	$469,731

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	65

Statements of Changes in Net Assets

	BlackRock New York Municipal Bond Trust (BQH)		BlackRock New York Municipal Income Quality Trust (BSE)
Increase (Decrease) in Net Assets Applicable to Common Shareholders:	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016

Operations
Net investment income	$967,651	$1,976,664	$2,125,212	$4,409,079
Net realized gain	338,489	37,953	653,154	290,842
Net change in unrealized appreciation (depreciation)	(4,174,647)	3,513,820	(8,548,451)	6,449,351

Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	(2,868,507)	5,528,437	(5,770,085)	11,149,272

Distributions to Common Shareholders[1]
From net investment income	(991,237)	(2,058,077)	(2,041,645)	(4,439,889)

Net Assets Applicable to Common Shareholders
Total increase (decrease) in net assets applicable to Common Shareholders	(3,859,744)	3,470,360	(7,811,730)	6,709,383
Beginning of period	47,581,400	44,111,040	103,296,064	96,586,681

End of period	$43,721,656	$47,581,400	$95,484,334	$103,296,064

Undistributed net investment income, end of period	$496,405	$519,991	$346,229	$262,662

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

66	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Statements of Changes in Net Assets

	BlackRock New York Municipal Income Trust II (BFY)		BlackRock Virginia Municipal Bond Trust (BHV)
Increase (Decrease) in Net Assets Applicable to Common Shareholders:	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016

Operations
Net investment income	$1,833,575	$3,890,360	$629,069	$1,293,885
Net realized gain	198,492	433,787	129,021	16,462
Net change in unrealized appreciation (depreciation)	(6,648,622)	4,824,903	(1,703,727)	1,048,201

Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	(4,616,555)	9,149,050	(945,637)	2,358,548

Distributions to Common Shareholders[1]
From net investment income	(1,981,791)	(4,139,770)	(604,288)	(1,299,876)

Capital Share Transactions
Reinvestment of common distributions	31,711	63,278	31,028	67,399

Net Assets Applicable to Common Shareholders
Total increase (decrease) in net assets applicable to Common Shareholders	(6,566,635)	5,072,558	(1,518,897)	1,126,071
Beginning of period	82,926,543	77,853,985	26,462,077	25,336,006

End of period	$76,359,908	$82,926,543	$24,943,180	$26,462,077

Undistributed net investment income, end of period	$808,606	$956,822	$231,085	$206,304

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	67

Statements of Cash Flows

Six Months Ended February 28, 2017 (Unaudited)	BlackRock Maryland Municipal Bond Trust (BZM)	BlackRock Massachusetts Tax-Exempt Trust (MHE)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)	BlackRock New Jersey Municipal Bond Trust (BLJ)

Cash Provided by (Used for) Operating Activities
Net decrease in net assets resulting from operations	$(1,528,113)	$(1,721,424)	$(25,725,804)	$(2,606,155)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by (used for) operating activities:
Proceeds from sales of long-term investments	2,090,957	7,051,666	62,267,951	2,405,710
Purchases of long-term investments	(4,578,112)	(7,490,127)	(67,992,282)	(2,468,563)
Net proceeds from sales (purchases) of short-term securities	1,495,921	(394,147)	5,216,571	44,997
Amortization of premium and accretion of discount on investments and other fees	106,033	113,700	1,859,623	23,874
Net realized (gain) loss on investments	(11,996)	123,573	(375,315)	(168,572)
Net unrealized loss on investments	2,247,957	2,460,039	38,865,370	3,806,046
(Increase) Decrease in Assets:
Cash pledged for futures contracts	(84,000)	(64,000)	(914,000)	(57,000)
Receivables:
Interest — unaffiliated	(3,851)	(3,522)	107,998	4,852
Dividends — affiliated	215	(35)	—	47
Variation margin on futures contracts	(1,117)	(1,070)	(12,969)	—
Prepaid expenses	13,505	13,533	26,579	13,899
Increase (Decrease) in Liabilities:
Payables:
Investment advisory fees	(29,069)	(25,789)	(408,997)	(39,398)
Interest expense and fees	576	3,489	48,860	3,164
Officer’s and Trustees’ fees	405	(364)	9,108	348
Variation margin on futures contracts	4,656	4,031	61,659	2,157
Other accrued expenses	1,229	(1,490)	39,398	(4,344)

Net cash provided by (used for) operating activities	(274,804)	68,063	13,073,750	961,062

Cash Provided by (Used for) Financing Activities
Proceeds from TOB Trust Certificates	634,375	670,000	8,232,575	—
Repayments of TOB Trust Certificates	—	—	(7,413,938)	—
Proceeds from Loan for TOB Trust Certificates	—	—	3,928,275	—
Repayments of Loan for TOB Trust Certificates	—	—	(6,932,575)	—
Cash dividends paid to Common Shareholders	(568,836)	(739,717)	(10,857,729)	(960,147)
Increase in bank overdraft	207,759	—	—	—
Amortization of deferred offering costs	1,506	1,654	7,656	1,469

Net cash provided by (used for) financing activities	274,804	(68,063)	(13,035,736)	(958,678)

Cash
Net increase in cash	—	—	38,014	2,384
Cash at beginning of period	—	—	—	—

Cash at end of period	—	—	$38,014	$2,384

Supplemental Disclosure of Cash Flow Information
Cash paid during the period for interest expense	$72,799	$148,651	$2,336,950	$175,404

Non-Cash Financing Activities
Capital shares issued in reinvestment of distributions paid to Common Shareholders	$22,810	$13,245	—	$20,051

See Notes to Financial Statements.

68	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Statements of Cash Flows

Six Months Ended February 28, 2017 (Unaudited)	BlackRock New York Municipal Bond Trust (BQH)	BlackRock New York Municipal Income Quality Trust (BSE)	BlackRock New York Municipal Income Trust II (BFY)	BlackRock Virginia Municipal Bond Trust (BHV)

Cash Provided by (Used for) Operating Activities
Net decrease in net assets resulting from operations	$(2,868,507)	$(5,770,085)	$(4,616,555)	$(945,637)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
Proceeds from sales of long-term investments	5,865,952	8,298,172	6,059,562	1,718,750
Purchases of long-term investments	(5,298,054)	(7,286,322)	(9,060,141)	(1,280,158)
Net proceeds from sales (purchases) of short-term securities	(965,584)	(411,450)	2,994,264	(528,880)
Amortization of premium and accretion of discount on investments and other fees	154,155	419,933	228,912	42,168
Net realized (gain) loss on investments	(115,210)	(219,317)	157,347	(76,032)
Net unrealized loss on investments	4,156,958	8,509,476	6,616,102	1,695,964
(Increase) Decrease in Assets:
Cash pledged for futures contracts	(85,000)	(182,000)	(157,000)	(51,000)
Receivables:
Interest — unaffiliated	7,432	(24,997)	(31,601)	5,369
Dividends — affiliated	(71)	(61)	654	(146)
Variation margin on futures contracts	(1,422)	(3,188)	(2,516)	(875)
Prepaid expenses	14,179	16,388	17,893	13,476
Increase (Decrease) in Liabilities:
Payables:
Investment advisory fees	(40,025)	(87,299)	(71,256)	(20,897)
Interest expense and fees	5,267	12,503	4,826	2,170
Officer’s and Trustees’ fees	306	(388)	(23)	310
Variation margin on futures contracts	6,110	11,626	10,422	2,625
Other accrued expenses	18,641	44,315	45,711	2,175

Net cash provided by operating activities	855,127	3,327,306	2,196,601	579,382

Cash Provided by (Used for) Financing Activities
Proceeds from TOB Trust Certificates	161,910	183,507	435,319	—
Repayments of TOB Trust Certificates	—	(1,408,643)	(339,488)	—
Repayments of Loan for TOB Trust Certificates	(21,910)	(43,507)	(340,319)	—
Cash dividends paid to Common Shareholders	(991,237)	(2,041,645)	(1,949,953)	(573,152)
Amortization of deferred offering costs	2,894	3,100	3,139	1,282

Net cash used for financing activities	(848,343)	(3,307,188)	(2,191,302)	(571,870)

Cash
Net increase in cash	6,784	20,118	5,299	7,512
Cash at beginning of period	—	—	—	—

Cash at end of period	$6,784	$20,118	$5,299	$7,512

Supplemental Disclosure of Cash Flow Information
Cash paid during the period for interest expense	$209,860	$446,888	$393,183	$68,457

Non-Cash Financing Activities
Capital shares issued in reinvestment of distributions paid to Common Shareholders	—	—	$31,711	$31,028

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	69

Financial Highlights	BlackRock Maryland Municipal Bond Trust (BZM)

	Six Months Ended February 28, 2017 (Unaudited)		Year Ended August 31,
			2016		2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$15.97		$14.96		$15.20	$13.33	$15.60	$14.61

Net investment income[1]	0.30		0.61		0.63	0.70	0.72	0.90
Net realized and unrealized gain (loss)	(1.04)		1.02		(0.19)	1.90	(2.23)	1.05
Distributions to AMPS Shareholders from net investment income	—		—		—	—	—	(0.02)

Net increase (decrease) from investment operations	(0.74)		1.63		0.44	2.60	(1.51)	1.93

Distributions to Common Shareholders from net investment income[2]	(0.28)		(0.62)		(0.68)	(0.73)	(0.76)	(0.94)

Net asset value, end of period	$14.95		$15.97		$14.96	$15.20	$13.33	$15.60

Market price, end of period	$14.04		$16.06		$14.44	$14.59	$12.66	$18.43

Total Return Applicable to Common Shareholders[3]
Based on net asset value	(4.57)%[4]		11.15%		3.07%	20.39%	(10.24)%	13.08%

Based on market price	(10.88)%[4]		15.80%		3.64%	21.68%	(27.84)%	29.95%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	2.33%	[5]	2.10%		1.96%	2.00%	2.04%	1.66%	[6]

Total expenses after fees waived and paid indirectly	2.25%	[5]	2.02%		1.88%	1.92%	2.02%	1.60%	[6]

Total expenses after fees waived and paid indirectly and excluding interest expense, fees and amortization of offering costs[7]	1.78%	[5,8]	1.83%	[8]	1.41% [8]	1.34%	1.41%	1.44%	[6,8]

Net investment income	3.93%	[5]	3.98%		4.19%	4.88%	4.73%	5.94%	[6]

Distributions to AMPS Shareholders	—		—		—	—	—	0.10%

Net investment income to Common Shareholders	3.93%	[5]	3.98%		4.19%	4.88%	4.73%	5.84%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$31,105		$33,202		$31,073	$31,535	$27,642	$32,320

VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$16,000		$16,000		$16,000	$16,000	$16,000	$16,000

Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$294,404		$307,510		$294,207	$297,091	$272,765	$302,003

Borrowings outstanding, end of period (000)	$2,134		$1,500		$1,500	$1,500	$1,500	$2,400

Portfolio turnover rate	5%		11%		18%	15%	11%	30%

[1]	Based on average Common Shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Annualized.

[6]	Does not reflect the effect of distributions to AMPS Shareholders.

[7]	Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VRDP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.

[8]

For the six months ended February 28, 2017 and the years ended August 31, 2016, August 31, 2015 and August 31, 2012, the total expense ratio after fees waived and paid indirectly and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees was 1.33%, 1.39%, 1.33% and 1.40%, respectively.

See Notes to Financial Statements.

70	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Financial Highlights	BlackRock Massachusetts Tax-Exempt Trust (MHE)

	Six Months Ended February 28, 2017 (Unaudited)		Year Ended August 31,
			2016		2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$14.69		$13.89		$14.02	$12.34	$14.35	$13.01

Net investment income[1]	0.32		0.65		0.68	0.69	0.71	0.84
Net realized and unrealized gain (loss)	(1.05)		0.83		(0.10)	1.74	(1.97)	1.34
Distributions to AMPS Shareholders from net investment income	—		—		—	—	—	(0.01)

Net increase (decrease) from investment operations	(0.73)		1.48		0.58	2.43	(1.26)	2.17

Distributions to Common Shareholders from net investment income[2]	(0.32)		(0.68)		(0.71)	(0.75)	(0.75)	(0.83)

Net asset value, end of period	$13.64		$14.69		$13.89	$14.02	$12.34	$14.35

Market price, end of period	$14.40		$15.32		$13.26	$13.75	$11.91	$14.91

Total Return Applicable to Common Shareholders[3]
Based on net asset value	(4.97)%	[4]	11.01%		4.25%	20.47%	(9.27)%	17.02%

Based on market price	(3.80)%	[4]	21.27%		1.47%	22.42%	(15.72)%	20.66%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	2.12%	[5]	1.77%		1.71%	1.78%	1.77%	1.50%	[6]

Total expenses after fees waived and paid indirectly	2.12%	[5]	1.77%		1.71%	1.78%	1.77%	1.50%	[6]

Total expenses after fees waived and paid indirectly and excluding interest expense, fees and amortization of offering costs[7]	1.17%	[5,8]	1.15%	[8]	1.15%	1.16%	1.12%	1.33%	[6,8]

Net investment income	4.58%	[5]	4.53%		4.82%	5.22%	5.06%	6.07%	[6]

Distributions to AMPS Shareholders	—		—		—	—	—	0.11%

Net investment income to Common Shareholders	4.58%	[5]	4.53%		4.82%	5.22%	5.06%	5.96%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$32,311		$34,772		$32,864	$33,139	$29,163	$33,852

VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$18,500		$18,500		$18,500	$18,500	$18,500	$18,500

Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$274,656		$287,959		$277,646	$279,130	$257,637	$282,983

Borrowings outstanding, end of period (000)	$1,421		$751		—	—	$1,840	$2,010

Portfolio turnover rate	12%		30%		8%	14%	11%	17%

[1]	Based on average Common Shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Annualized.

[6]	Does not reflect the effect of distributions to AMPS Shareholders.

[7]	Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VRDP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.

[8]

For the six months ended February 28, 2017 and the years ended August 31, 2016 and August 31, 2012, the total expense ratio after fees waived and paid indirectly and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees was 1.17%, 1.15% and 1.24%, respectively.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	71

Financial Highlights	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

	Six Months Ended February 28, 2017 (Unaudited)		Year Ended August 31,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$15.69		$14.81	$14.98	$13.14	$15.64	$14.34

Net investment income[1]	0.35		0.75	0.80	0.83	0.87	0.89
Net realized and unrealized gain (loss)	(1.18)		0.91	(0.15)	1.88	(2.45)	1.36

Net increase (decrease) from investment operations	(0.83)		1.66	0.65	2.71	(1.58)	2.25

Distributions to Common Shareholders from net investment income[2]	(0.35)		(0.78)	(0.82)	(0.87)	(0.92)	(0.95)

Net asset value, end of period	$14.51		$15.69	$14.81	$14.98	$13.14	$15.64

Market price, end of period	$13.67		$15.04	$13.65	$13.64	$12.65	$15.86

Total Return Applicable to Common Shareholders[3]
Based on net asset value	(5.16)%[4]		11.63%	4.88%	21.74%	(10.59)%	16.15%

Based on market price	(6.79)%[4]		16.10%	6.16%	15.15%	(15.12)%	21.52%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	2.09%	[5]	1.68%	1.58%	1.66%	1.75%	1.95%

Total expenses after fees waived and paid indirectly	2.00%	[5]	1.62%	1.52%	1.59%	1.67%	1.87%

Total expenses after fees waived and paid indirectly and excluding interest expense, fees and amortization of offering costs[6,7]	0.96%	[5]	0.95%	0.95%	1.22%	1.36%	1.45%

Net investment income to Common Shareholders	4.75%	[5]	4.91%	5.35%	5.86%	5.73%	5.89%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$451,735		$488,318	$461,159	$466,412	$408,935	$485,454

VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$243,600		$243,600	$243,600	$243,600	$243,600	$243,600

Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$285,441		$300,459	$289,310	$291,466	$267,871	$299,283

Borrowings outstanding, end of period (000)	$74,257		$76,443	$53,308	$51,890	$64,658	$77,477

Portfolio turnover rate	8%		13%	19%	16%	18%	14%

[1]	Based on average Common Shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Annualized.

[6]	Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VRDP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.

[7]

For the six months ended February 28, 2017 and the years ended August 31, 2016, August 31, 2015, August 31, 2014, August 31, 2013 and August 31, 2012, the total expense ratio after fees waived and paid indirectly and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees was 0.95%, 0.94%, 0.94%, 0.95%, 0.95% and 1.02%, respectively.

See Notes to Financial Statements.

72	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Financial Highlights	BlackRock New Jersey Municipal Bond Trust (BLJ)

	Six Months Ended February 28, 2017 (Unaudited)		Year Ended August 31,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$16.74		$15.65	$16.29	$14.13	$16.67	$14.55

Net investment income[1]	0.38		0.81	0.82	0.87	0.88	0.95
Net realized and unrealized gain (loss)	(1.50)		1.11	(0.59)	2.18	(2.54)	2.12
Distributions to AMPS Shareholders from net investment income	—		—	—	—	—	(0.02)

Net increase (decrease) from investment operations	(1.12)		1.92	0.23	3.05	(1.66)	3.05

Distributions to Common Shareholders from net investment income[2]	(0.42)		(0.83)	(0.87)	(0.89)	(0.88)	(0.93)

Net asset value, end of period	$15.20		$16.74	$15.65	$16.29	$14.13	$16.67

Market price, end of period	$14.70		$17.40	$13.99	$14.68	$13.54	$16.66

Total Return Applicable to Common Shareholders[3]
Based on net asset value	(6.67)%[4]		12.80%	1.74%	22.83%	(10.43)%	21.52%

Based on market price	(13.17)%[4]		31.16%	0.93%	15.51%	(14.12)%	29.94%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	2.41%	[5]	2.07%	1.98%	2.05%	2.10%	1.65%	[6]

Total expenses after fees waived and paid indirectly	2.41%	[5]	2.07%	1.98%	2.05%	2.10%	1.59%	[6]

Total expenses after fees waived and paid indirectly and excluding interest expense, fees and amortization of offering costs[7]	1.42%	[5]	1.41%	1.39%	1.42%	1.45%	1.41%	[6,8]

Net investment income	4.94%	[5]	5.03%	5.07%	5.74%	5.39%	6.01%	[6]

Distributions to AMPS Shareholders	—		—	—	—	—	0.11%

Net investment income to Common Shareholders	4.94%	[5]	5.03%	5.07%	5.74%	5.39%	5.90%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$35,392		$38,959	$36,376	$37,868	$32,841	$38,728

VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$18,700		$18,700	$18,700	$18,700	$18,700	$18,700

Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$289,263		$308,335	$294,526	$302,505	$275,620	$307,099

Borrowings outstanding, end of period (000)	$4,776		$4,776	$4,520	$4,520	$4,520	$3,954

Portfolio turnover rate	4%		6%	13%	16%	8%	25%

[1]	Based on average Common Shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Annualized.

[6]	Does not reflect the effect of distributions to AMPS Shareholders.

[7]	Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VRDP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.

[8]

For the year ended August 31, 2012, the total expense ratio after fees waived and paid indirectly and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees was 1.34%.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	73

Financial Highlights	BlackRock New York Municipal Bond Trust (BQH)

	Six Months Ended February 28, 2017 (Unaudited)		Year Ended August 31,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$16.99		$15.75	$15.77	$13.32	$16.53	$14.89

Net investment income[1]	0.35		0.71	0.74	0.79	0.84	0.87
Net realized and unrealized gain (loss)	(1.38)		1.27	0.03	2.46	(3.00)	1.73
Distributions to AMPS Shareholders from net investment income	—		—	—	—	—	(0.00)[2]

Net increase (decrease) from investment operations	(1.03)		1.98	0.77	3.25	(2.16)	2.60

Distributions to Common Shareholders:[3]
From net investment income	(0.35)		(0.74)	(0.79)	(0.80)	(0.83)	(0.96)
From net realized gain	—		—	—	—	(0.22)	—

Total distributions to Common Shareholders	(0.35)		(0.74)	(0.79)	(0.80)	(1.05)	(0.96)

Net asset value, end of period	$15.61		$16.99	$15.75	$15.77	$13.32	$16.53

Market price, end of period	$14.20		$15.70	$13.66	$13.86	$12.45	$16.56

Total Return Applicable to Common Shareholders[4]
Based on net asset value	(5.88)%[5]		13.22%	5.57%	25.66%	(13.83)%	17.99%

Based on market price	(7.35)%[5]		20.63%	4.18%	18.16%	(19.61)%	18.68%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	2.39%	[6]	2.10%	2.08%	2.23%	2.26%	2.26%	[7]

Total expenses after fees waived and paid indirectly	2.23%	[6]	2.07%	2.07%	2.23%	2.26%	2.20%	[7]

Total expenses after fees waived and paid indirectly and excluding interest expense, fees and amortization of offering costs[8,9]	1.24%	[6]	1.48%	1.91%	2.02%	1.96%	1.90%	[7]

Net investment income	4.37%	[6]	4.31%	4.68%	5.45%	5.26%	5.52%

Distributions to AMPS Shareholders	—		—	—	—	—	0.02%

Net investment income to Common Shareholders	4.37%	[6]	4.31%	4.68%	5.45%	5.26%	5.50%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$43,722		$47,581	$44,111	$44,158	$37,302	$46,158

VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$22,100		$22,100	$22,100	$22,100	$22,100	$22,100

Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$297,836		$315,300	$299,597	$299,812	$268,789	$308,858

Borrowings outstanding, end of period (000)	$6,521		$6,381	$5,070	$4,900	$4,775	$7,366

Portfolio turnover rate	7%		13%	22%	18%	18%	45%

[1]	Based on average Common Shares outstanding.

[2]	Amount is greater than $(0.005) per share.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Does not reflect the effect of distributions to AMPS Shareholders.

[8]	Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VRDP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.

[9]

For the six months ended February 28, 2017 and years ended August 31, 2016, August 31, 2015, August 31, 2014, August 31, 2013 and August 31, 2012, the total expense ratio after fees waived and paid indirectly and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees was 1.24%, 1.41%, 1.41%, 1.46%, 1.47%, and 1.45%, respectively.

See Notes to Financial Statements.

74	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Financial Highlights	BlackRock New York Municipal Income Quality Trust (BSE)

	Six Months Ended February 28, 2017 (Unaudited)		Year Ended August 31,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$15.84		$14.81	$14.92	$12.92	$15.51	$14.25

Net investment income[1]	0.33		0.68	0.70	0.72	0.78	0.81
Net realized and unrealized gain (loss)	(1.21)		1.03	(0.08)	2.05	(2.54)	1.31
Distributions to AMPS Shareholders from net investment income	—		—	—	—	—	(0.00)[2]

Net increase (decrease) from investment operations	(0.88)		1.71	0.62	2.77	(1.76)	2.12

Distributions to Common Shareholders from net investment income[3]	(0.31)		(0.68)	(0.73)	(0.77)	(0.83)	(0.86)

Net asset value, end of period	$14.65		$15.84	$14.81	$14.92	$12.92	$15.51

Market price, end of period	$13.17		$14.84	$12.99	$13.16	$12.05	$15.74

Total Return Applicable to Common Shareholders[4]
Based on net asset value	(5.34)%[5]		12.22%	4.88%	22.65%	(11.80)%	15.23%

Based on market price	(9.17)%[5]		19.87%	4.29%	15.99%	(18.94)%	23.07%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	2.06%	[6]	1.76%	1.70%	1.75%	1.79%	1.82%	[7]

Total expenses after fees waived and paid indirectly	2.06%	[6]	1.75%	1.70%	1.75%	1.78%	1.82%	[7]

Total expenses after fees waived and paid indirectly and excluding interest expense, fees and amortization of offering costs[8,9]	1.10%	[6]	1.17%	1.51%	1.55%	1.51%	1.50%	[7]

Net investment income	4.40%	[6]	4.40%	4.72%	5.18%	5.20%	5.38%	[7]

Distributions to AMPS Shareholders	—		—	—	—	—	0.01%

Net investment income to Common Shareholders	4.40%	[6]	4.40%	4.72%	5.18%	5.20%	5.37%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$95,484		$103,296	$96,587	$97,276	$84,262	$100,865

VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$40,500		$40,500	$40,500	$40,500	$40,500	$40,500

Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$335,764		$355,052	$338,486	$340,188	$308,055	$349,050

Borrowings outstanding, end of period (000)	$20,604		$21,873	$18,091	$17,431	$17,054	$20,920

Portfolio turnover rate	5%		8%	20%	24%	25%	24%

[1]	Based on average Common Shares outstanding.

[2]	Amount is greater than $(0.005) per share.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Does not reflect the effect of distributions to AMPS Shareholders.

[8]	Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VRDP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.

[9]

For the six months ended February 28, 2017 and years ended August 31, 2016, August 31, 2015, August 31, 2014, August 31, 2013 and August 31, 2012, the total expense ratio after fees waived and paid indirectly and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees was 1.10%, 1.12%, 1.09%, 1.09%, 1.09% and 1.13%, respectively.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	75

Financial Highlights	BlackRock New York Municipal Income Trust II (BFY)

	Six Months Ended February 28, 2017 (Unaudited)		Year Ended August 31,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$16.58		$15.57	$15.66	$13.36	$16.09	$14.66

Net investment income[1]	0.37		0.78	0.82	0.84	0.89	0.92
Net realized and unrealized gain (loss)	(1.29)		1.06	(0.07)	2.30	(2.73)	1.50
Distributions to AMPS Shareholders from net investment income	—		—	—	—	—	(0.00)[2]

Net increase (decrease) from investment operations	(0.92)		1.84	0.75	3.14	(1.84)	2.42

Distributions to Common Shareholders from net investment income[3]	(0.40)		(0.83)	(0.84)	(0.84)	(0.89)	(0.99)

Net asset value, end of period	$15.26		$16.58	$15.57	$15.66	$13.36	$16.09

Market price, end of period	$14.89		$17.01	$14.16	$14.02	$12.56	$16.81

Total Return Applicable to Common Shareholders[4]
Based on net asset value	(5.53)%[5]		12.24%	5.33%	24.75%	(12.01)%	17.00%

Based on market price	(10.15)%[5]		26.61%	7.00%	18.80%	(20.82)%	24.61%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	2.17%	[6]	1.86%	1.83%	1.96%	1.97%	2.03%	[7]

Total expenses after fees waived and/or paid indirectly	2.17%	[6]	1.85%	1.83%	1.95%	1.97%	1.95%	[7]

Total expenses after fees waived and/or paid indirectly and excluding interest expense, fees, and amortization of offering costs[8,9]	1.13%	[6]	1.23%	1.69%	1.78%	1.71%	1.62%	[7]

Net investment income	4.74%	[6]	4.83%	5.25%	5.76%	5.68%	5.96%	[7]

Distributions to AMPS Shareholders	—		—	—	—	—	0.01%

Net investment income to Common Shareholders	4.74%	[6]	4.83%	5.25%	5.76%	5.68%	5.95%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$76,360		$82,927	$77,854	$78,304	$66,772	$80,228

VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$44,400		$44,400	$44,400	$44,400	$44,400	$44,400

Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$271,982		$286,771	$275,347	$276,360	$250,387	$280,693

Borrowings outstanding, end of period (000)	$7,817		$8,061	$5,895	$5,725	$5,198	$7,591

Portfolio turnover rate	5%		17%	20%	21%	30%	25%

[1]	Based on average Common Shares outstanding.

[2]	Amount is greater than $(0.005) per share.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Does not reflect the effect of distributions to AMPS Shareholders.

[8]	Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VRDP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.

[9]

For the six months ended February 28, 2017 and the years ended August 31, 2016, August 31, 2015, August 31, 2014, August 31, 2013 and August 31, 2012, the total expense ratio after fees waived and paid indirectly and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees was 1.13%, 1.16%, 1.13%, 1.15%, 1.14% and 1.11%, respectively.

See Notes to Financial Statements.

76	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Financial Highlights	BlackRock Virginia Municipal Bond Trust (BHV)

	Six Months Ended February 28, 2017 (Unaudited)		Year Ended August 31,
			2016		2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$16.56		$15.90		$15.95	$14.03	$16.74	$15.33

Net investment income[1]	0.39		0.81		0.81	0.83	0.84	0.97
Net realized and unrealized gain (loss)	(0.97)		0.66		(0.01)	1.95	(2.64)	1.45
Distributions to AMPS Shareholders from net investment income	—		—		—	—	—	(0.02)

Net increase (decrease) from investment operations	(0.58)		1.47		0.80	2.78	(1.80)	2.40

Distributions to Common Shareholders from net investment income[2]	(0.38)		(0.81)		(0.85)	(0.86)	(0.91)	(0.99)

Net asset value, end of period	$15.60		$16.56		$15.90	$15.95	$14.03	$16.74

Market price, end of period	$15.84		$19.14		$16.70	$16.35	$14.91	$19.58

Total Return Applicable to Common Shareholders[3]
Based on net asset value	(3.58)%[4]		9.05%		5.02%	20.31%	(11.96)%	15.19%

Based on market price	(15.29)%[4]		20.00%		7.61%	16.06%	(20.01)%	16.23%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	2.44%	[5]	2.16%		1.98%	2.01%	2.18%	1.69%	[6]

Total expenses after fees waived and/or paid indirectly	2.23%	[5]	1.95%		1.77%	1.96%	2.18%	1.64%	[6]

Total expenses after fees waived and/or paid indirectly and excluding interest expense, fees, and amortization of offering costs[7]	1.66%	[5,8]	1.70%	[8]	1.30% [8]	1.38%	1.58%	1.43%	[6,8]

Net investment income	5.02%	[5]	5.00%		5.08%	5.52%	5.18%	6.03%	[6]

Distributions to AMPS Shareholders	—		—		—	—	—	0.09%

Net investment income to Common Shareholders	5.02%	[5]	5.00%		5.08%	5.52%	5.18%	5.94%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$24,943		$26,462		$25,336	$25,373	$22,256	$26,466

VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$11,600		$11,600		$11,600	$11,600	$11,600	$11,600

Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$315,027		$328,121		$318,414	$318,733	$291,862	$328,157

Borrowings outstanding, end of period (000)	$4,860		$3,860		$3,019	$3,019	$3,019	$4,108

Portfolio turnover rate	4%		6%		9%	11%	8%	23%

[1]	Based on average Common Shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Annualized.

[6]	Does not reflect the effect of distributions to AMPS Shareholders.

[7]	Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VRDP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.

[8]

For the six months ended February 28, 2017 and the years ended August 31, 2016, August 31, 2015 and August 31, 2012, the total expense ratio after fees waived and paid indirectly and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees was 1.26%, 1.30%, 1.23% and 1.38% respectively.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	77

Notes to Financial Statements (Unaudited)

1. Organization:

The following are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as closed-end management investment companies and are referred to herein collectively as the “Trusts”, or individually, a “Trust”:

Trust Name	Herein Referred to As	Organized	Diversification Classification
BlackRock Maryland Municipal Bond Trust	BZM	Delaware	Non-diversified
BlackRock Massachusetts Tax-Exempt Trust	MHE	Massachusetts	Non-diversified
BlackRock MuniHoldings New York Quality Fund, Inc.	MHN	Maryland	Non-diversified
BlackRock New Jersey Municipal Bond Trust	BLJ	Delaware	Non-diversified
BlackRock New York Municipal Bond Trust	BQH	Delaware	Diversified
BlackRock New York Municipal Income Quality Trust	BSE	Delaware	Non-diversified
BlackRock New York Municipal Income Trust II	BFY	Delaware	Non-diversified
BlackRock Virginia Municipal Bond Trust	BHV	Delaware	Non-diversified

The Boards of Trustees of the Trusts are collectively referred to throughout this report as the “Board of Trustees” or the “Board,” and the trustees thereof are collectively referred to throughout this report as “Trustees.” The Trusts determine and make available for publication the net asset values (“NAVs”) of their Common Shares on a daily basis.

The Trusts, together with certain other registered investment companies advised by BlackRock Advisors, LLC (“Manager”) or its affiliates, are included in a complex of closed-end funds referred to as the Closed-End Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Trust is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Segregation and Collateralization: In cases where a Trust enters into certain investments (e.g., futures contracts) or certain borrowings (e.g., TOB Trust transactions) that would be treated as “senior securities” for 1940 Act purposes, a Trust may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments or borrowings. Doing so allows the investment or borrowing to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Trusts may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Distributions: Distributions from net investment income are declared monthly and paid monthly. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Distributions to Preferred Shareholders are accrued and determined as described in Note 10.

Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by each Trust’s Board, the independent Trustees (“Independent Trustees”) may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain other BlackRock Closed-End Funds selected by the Independent Trustees. This has the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in certain other BlackRock Closed-End Funds.

The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Trust, if applicable. Deferred compensation liabilities are included in officer’s and trustees’ fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Trusts until such amounts are distributed in accordance with the Plan.

Recent Accounting Standard: In November 2016, the Financial Accounting Standards Board issued Accounting Standards Update “Restricted Cash” which will require entities to include the total of cash, cash equivalents, restricted cash, and restricted cash equivalents in the beginning and ending cash balances in the Statements of Cash Flows. The guidance will be applied retrospectively and is effective for fiscal years beginning after December 15, 2017, and interim periods within those years. Management is evaluating the impact, if any, of this guidance on the Trusts’ presentation in the Statements of Cash Flows.

78	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Notes to Financial Statements (continued)

Indemnifications: In the normal course of business, a Trust enters into contracts that contain a variety of representations that provide general indemnification. A Trust’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Trust, which cannot be predicted with any certainty.

Other: Expenses directly related to a Trust are charged to that Trust. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

Through May 31, 2016, the Trusts had an arrangement with their custodian whereby credits were earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. Credits previously earned have been utilized until December 31, 2016. Under current arrangements effective June 1, 2016, the Trusts no longer earn credits on uninvested cash, and may incur charges on uninvested cash balances and overdrafts, subject to certain conditions.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Trusts’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Trusts would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trusts determine the fair values of their financial instruments using various independent dealers or pricing services under policies approved by the Board. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Trust’s assets and liabilities:

•

Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.

•	Investments in open-end U.S. mutual funds are valued at NAV each business day.

•	Futures contracts traded on exchanges are valued at their last sale price.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include Market approach, Income approach and Cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Trust might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	79

Notes to Financial Statements (continued)

Valued Investments. Level 3 investments include equity or debt issued by private companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. Securities and Other Investments:

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

Forward Commitments and When-Issued Delayed Delivery Securities: Certain Trusts may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. A Trust may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, a Trust may be required to pay more at settlement than the security is worth. In addition, a Trust is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, a Trust assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, a Trust’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions.

Municipal Bonds Transferred to TOB Trusts: Certain Trusts leverage their assets through the use of “TOB Trust” transactions. The Trusts transfer municipal bonds into a special purpose trust (a “TOB Trust”). A TOB Trust generally issues two classes of beneficial interests: short-term floating rate interests (“TOB Trust Certificates”), which are sold to third party investors, and residual inverse floating rate interests (“TOB Residuals”), which are generally issued to the participating trusts that contributed the municipal bonds to the TOB Trust. The TOB Trust Certificates have interest rates that generally reset weekly and their holders have the option to tender such certificates to the TOB Trust for redemption at par and any accrued interest at each reset date. The TOB Residuals held by a Trust generally provide the Trust with the right to cause the holders of a proportional share of the TOB Trust Certificates to tender their certificates to the TOB Trust at par plus accrued interest. The Trusts may withdraw a corresponding share of the municipal bonds from the TOB Trust. Other funds managed by the investment adviser may also contribute municipal bonds to a TOB Trust into which each Trust has contributed bonds. If multiple BlackRock advised funds participate in the same TOB Trust, the economic rights and obligations under the TOB Residuals will be shared among the funds ratably in proportion to their participation in the TOB Trust.

TOB Trusts are generally supported by a liquidity facility provided by a third party bank or other financial institution (the “Liquidity Provider”) that allows the holders of the TOB Trust Certificates to tender their certificates in exchange for payment of par plus accrued interest on any business day. The tendered TOB Trust Certificates may be purchased by the Liquidity Provider and are usually remarketed by a Remarketing Agent, which is typically an affiliated entity of the Liquidity Provider. The Remarketing Agent may also purchase the tendered TOB Trust Certificates for its own account in the event of a failed remarketing.

The TOB Trust may be collapsed without the consent of a Trust, upon the occurrence of tender option termination events (“TOTEs”) or mandatory termination events (“MTEs”), as defined in the TOB Trust agreements. TOTEs include the bankruptcy or default of the issuer of the municipal bonds held in the TOB Trust, a substantial downgrade in the credit quality of the issuer of the municipal bonds held in the TOB Trust, failure of any scheduled payment of principal or interest on the municipal bonds, and/or a judgment or ruling that interest on the municipal bond is subject to U.S. federal income taxation. MTEs may include, among other things, a failed remarketing of the TOB Trust Certificates, the inability of the TOB Trust to obtain renewal of the liquidity support agreement and a substantial decline in the market value of the municipal bonds held in the TOB Trust. Upon the occurrence of a TOTE or an MTE, the TOB Trust would be liquidated with the proceeds applied first to any accrued fees owed to the trustee of the TOB Trust, the Remarketing Agent and the Liquidity Provider. In the case of an MTE, after the payment of fees, the TOB Trust Certificates holders would be paid before the TOB Residuals holders (i.e., the Trusts). In contrast, in the case of a TOTE, after payment of fees, the TOB Trust Certificates holders and the TOB Residuals holders would be paid pro rata in proportion to the respective face values of their certificates. During the six months ended February 28, 2017, no TOB Trusts in which a Trust participated were terminated without the consent of a Trust.

While a Trust’s investment policies and restrictions expressly permit investments in inverse floating rate securities, such as TOB Residuals, they generally restrict the ability of a Trust to borrow money for purposes of making investments. MHE’s management believes that MHE’s restrictions on borrowings do not apply to the Trust’s TOB Trust transactions. Each Trust’s transfer of the municipal bonds to a TOB Trust is considered a secured borrowing for financial reporting purposes. The cash received by the TOB Trust from the sale of the TOB Trust Certificates, less certain transaction expenses, is paid to a Trust. A Trust typically invests the cash received in additional municipal bonds. The municipal bonds deposited into a TOB Trust are presented in a Trust’s Schedule of Investments and the TOB Trust Certificates are shown in Other Liabilities in the Statements of Assets and Liabilities. Any loans drawn by the TOB Trust pursuant to the liquidity facility to purchase tendered TOB Trust Certificates would be shown as Loan for TOB Trust Certificates.

80	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Notes to Financial Statements (continued)

Volcker Rule Impact: On December 10, 2013, regulators published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”), which precludes banking entities and their affiliates from sponsoring and investing in TOB Trusts. Banking entities subject to the Volcker Rule were required to fully comply by July 21, 2015, with respect to investments in and relationships with TOB Trusts established after December 31, 2013 (“Non-Legacy TOB Trusts”), and by July 21, 2017, with respect to investments in and relationships with TOB Trusts established prior to December 31, 2013 (“Legacy TOB Trusts”).

As a result, a new structure for TOB Trusts has been designed in which no banking entity would sponsor the TOB Trust. Specifically, a Trust establishes, structures and “sponsors” the TOB Trusts in which it holds TOB Residuals. In such a structure, certain responsibilities that previously belonged to a third party bank are performed by, or on behalf of, the Trusts. The Trusts have restructured any Non-Legacy TOB Trusts and are in the process of restructuring Legacy TOB Trusts in conformity with regulatory guidelines. Until all restructurings are completed, a Trust may, for a period of time, hold TOB Residuals in both Legacy TOB Trusts and new or restructured non-bank sponsored TOB Trusts.

Under the new TOB Trust structure, the Liquidity Provider or Remarketing Agent will no longer purchase the tendered TOB Trust Certificates even in the event of failed remarketing. This may increase the likelihood that a TOB Trust will need to be collapsed and liquidated in order to purchase the tendered TOB Trust Certificates. The TOB Trust may draw upon a loan from the Liquidity Provider to purchase the tendered TOB Trust Certificates. Any loans made by the Liquidity Provider will be secured by the purchased TOB Trust Certificates held by the TOB Trust and will be subject to an increased interest rate based on the number of days the loan is outstanding.

Accounting for TOB Trusts: The municipal bonds deposited into a TOB Trust are presented in a Trust’s Schedule of Investments and the TOB Trust Certificates are shown in Other Liabilities in the Statements of Assets and Liabilities. Any loans drawn by the TOB Trust pursuant to the liquidity facility to purchase tendered TOB Trust Certificates are shown as Loan for TOB Trust Certificates. The carrying amount of a Trust’s payable to the holder of the TOB Trust Certificates, as reported in the Statements of Assets and Liabilities as TOB Trust Certificates or Loan for TOB Trust Certificates, approximates its fair value.

Interest income, including amortization and accretion of premiums and discounts, from the underlying municipal bonds is recorded by a Trust on an accrual basis. Interest expense incurred on the TOB Trust transaction and other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust are shown as interest expense, fees and amortization of offering costs in the Statements of Operations. Fees paid upon creation of the TOB Trust are recorded as debt issuance costs and are amortized to interest expense, fees and amortization of offering costs in the Statements of Operations to the expected maturity of the TOB Trust. In connection with the restructurings of the TOB Trusts to non-bank sponsored TOB Trusts, a Trust incurred non-recurring, legal and restructuring fees, which are recorded as interest expense, fees and amortization of deferred offering costs in the Statements of Operations.

For the six months ended February 28, 2017, the following table is a summary of each Trust’s TOB Trusts:

	Underlying Municipal Bonds Transferred to TOB Trusts[1]	Liability for TOB Trust Certificates[2]	Range of Interest Rates on TOB Trust Certificates at Period End	Average TOB Trust Certificates Outstanding	Daily Weighted Average Rate of Interest and Other Expenses on TOB Trusts
BZM	$4,568,052	$2,134,375	0.68% - 0.76%	$1,545,563	1.39%
MHE	$2,147,841	$1,420,858	0.68% - 0.70%	$1,354,228	1.27%
MHN	$145,318,505	$74,257,186	0.67% - 0.79%	$75,409,144	1.33%
BLJ	$8,358,902	$4,776,430	0.67% - 0.91%	$4,776,430	1.38%
BQH	$11,356,823	$6,521,464	0.67% - 0.79%	$6,446,362	1.34%
BSE	$38,188,245	$20,604,151	0.67% - 0.79%	$21,779,033	1.34%
BFY	$13,962,964	$7,816,903	0.67% - 0.79%	$7,845,044	1.31%
BHV	$9,016,304	$4,859,659	0.67%	$3,870,709	1.31%

[1]

The municipal bonds transferred to a TOB Trust are generally high grade municipal bonds. In certain cases, when municipal bonds transferred are lower grade municipal bonds, the TOB Trust transaction may include a credit enhancement feature that provides for the timely payment of principal and interest on the bonds to the TOB Trust by a credit enhancement provider in the event of default of the municipal bond. The TOB Trust would be responsible for the payment of the credit enhancement fee and the Trusts, as TOB Residuals holders, would be responsible for reimbursement of any payments of principal and interest made by the credit enhancement provider. The maximum potential amounts owed by the Trusts, for such reimbursements, as applicable, are included in the maximum potential amounts disclosed for recourse TOB Trusts.

[2]

The Trusts may invest in TOB Trusts that are structured on a non-recourse or recourse basis. When a Trust invests in TOB Trusts on a non-recourse basis, the Liquidity Provider may be required to make a payment under the liquidity facility. In such an event, the Liquidity Provider will typically either (i) fund the full amount owed under the liquidity facility and be subsequently reimbursed from only the proceeds of the liquidation of all or a portion of the municipal bonds held in the TOB Trust or the remarketing of the TOB Trust Certificates, or (ii) liquidate all or a portion of the municipal bonds held in the TOB Trust and then fund the balance, if any, of the amount owed under the liquidity facility over the liquidation proceeds (the “Liquidation Shortfall”). If a Trust invests in a TOB Trust on a recourse basis, a Trust will usually enter into a reimbursement agreement with the Liquidity Provider where a Trust is required to reimburse the Liquidity Provider the amount of any Liquidation Shortfall. As a result, if a Trust invests in a recourse TOB Trust, a Trust will bear the risk of loss with respect to any Liquidation Shortfall. If multiple funds participate in any such TOB Trust, these losses will be shared ratably, including the maximum potential amounts owed by a Trust at February 28, 2017, in proportion to their participation in the TOB Trust. The recourse TOB Trusts are identified in the Schedules of Investments including the maximum potential amounts owed by a Trust at February 28, 2017.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	81

Notes to Financial Statements (continued)

For the six months ended February 28, 2017, the following table is a summary of each Trust’s Loan for TOB Trust Certificates:

	Loan Outstanding at Period End	Range of Interest Rates on Loan at Period End	Average Loans Outstanding	Daily Weighted Average Rate of Interest and Other Expenses on Loans
MHN	—	—	$611,721	0.85%
BQH	—	—	$847	1.03%
BSE	—	—	$1,683	1.03%
BFY	—	—	$101,532	0.88%

5. Derivative Financial Instruments:

The Trusts engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Trusts and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Futures Contracts: Certain Trusts invest in long and/or short positions in futures and options on futures contracts to gain exposure to, or manage exposure to changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the Trusts and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Trusts are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Trusts agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

6. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory: Each Trust entered into an Investment Advisory Agreement with the Manager, the Trusts’ investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Trust’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Trust.

For such services, each Trust except for MHE and MHN, pays the Manager a monthly fee, at an annual rate equal to a percentage of each Trust’s average weekly managed assets. For such services, MHE and MHN each pays the Manager a monthly fee, at an annual rate equal to a percentage of each Trust’s average daily net assets. The Trusts pay their respective fees based on the following annual rates:

	BZM	MHE	MHN	BLJ	BQH	BSE	BFY	BHV
Investment advisory fee	0.65%	0.50%	0.55%	0.65%	0.65%	0.55%	0.55%	0.65%

For purposes of calculating these fees, “net assets” means the total assets of the Trust minus the sum of its accrued liabilities (which does not include liabilities represented by TOB Trusts and the liquidation preference of preferred shares). It is understood that the liquidation preference of any outstanding preferred stock (other than accumulated dividends) and TOB Trusts is not considered a liability in determining a Trust’s NAV. For purposes of calculating these fees, “managed assets” mean the total assets of the Trust minus the sum of its accrued liabilities (other than the aggregate indebtedness constituting financial leverage).

Expense Limitations and Waivers: With respect to BZM, BQH and BHV, the Manager voluntarily agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Trust’s business (“expense limitation”). The expense limitations as a percentage of average weekly managed assets are as follows:

	BZM	BQH	BHV
Fee waived	0.05%	0.10%	0.13%

82	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Notes to Financial Statements (continued)

The Manager, for MHN, voluntarily agreed to waive its investment advisory fee on the proceeds of the Preferred Shares and TOB Trusts that exceed 35% of total assets minus the sum of its accrued liabilities (which does not include liabilities represented by TOB Trusts and the liquidation preference of preferred shares).

These amounts are included in fees waived by the Manager in the Statements of Operations. For the six months ended February 28, 2017, the amounts included in fees waived by the Manager were as follows:

	BZM	MHN	BQH	BHV
Amounts waived	$12,182	$195,199	$36,310	$26,273

With respect to the Trusts, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Trust pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”). These amounts are included in fees waived by the Manager in the Statements of Operations. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation caps, as applicable, will be reduced by the amount of the affiliated money market fund waiver. For the six months ended February 28, 2017, the amounts waived were as follows:

	BZM	MHE	MHN	BLJ	BQH	BSE	BFY	BHV
Amounts waived	$251	$146	$1,550	$144	$204	$241	$360	$131

Effective September 1, 2016, the Manager voluntarily agreed to waive its investment advisory fee with respect to any portion of Trusts’ assets invested in affiliated equity or fixed-income mutual funds or affiliated exchange-traded funds that have a contractual management fee. Prior to September 1, 2016, the Manager did not waive such fees. On December 2, 2016, the Manager entered into a Master Advisory Fee Agreement (“Agreement”), contractually committing to this arrangement through June 30, 2017. The Agreement can be renewed for annual periods thereafter, and may be terminated on 90 days’ notice, each subject to approval by a majority of the Trusts’ Independent Trustees.

Officers and Trustees: Certain officers and/or trustees of the Trusts are officers and/or directors of BlackRock or its affiliates. The Trusts reimburse the Manager for a portion of the compensation paid to the Trusts’ Chief Compliance Officer, which is included in Officer and Trustees in the Statements of Operations.

7. Purchases and Sales:

For the six months ended February 28, 2017, purchases and sales of investments, excluding short-term securities, were as follows:

	BZM	MHE	MHN	BLJ	BQH	BSE	BFY	BHV
Purchases	$4,578,112	$6,496,057	$62,456,889	$2,329,713	$5,038,312	$7,631,050	$7,937,505	$3,549,878
Sales	$2,366,218	$6,054,166	$64,255,779	$2,360,085	$5,865,952	$8,298,172	$6,565,516	$1,723,750

8. Income Tax Information:

It is the Trusts’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no U.S. federal income tax provision is required.

Each Trust files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Trust’s U.S. federal tax returns generally remains open for each of the four years ended August 31, 2016. The statutes of limitations on each Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Trusts as of February 28, 2017, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Trusts’ financial statements.

As of August 31, 2016, the Trusts had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Expires August 31,	BZM	MHE	MHN	BLJ	BQH	BSE	BFY	BHV
No expiration date[1]	$45,323	$389,737	$18,915,609	$697,673	$1,433,334	$2,318,939	$1,883,630	$843,313
2017	—	375,230	4,069,997	—	—	1,583,452	254,346	—
2018	—	32,672	3,861,956	—	—	1,544,362	357,549	—
2019	40,297	74	673,531	—	—	—	255,001	51,866

Total	$85,620	$797,713	$27,521,093	$697,673	$1,433,334	$5,446,753	$2,750,526	$895,179

[1]	Must be utilized prior to losses subject to expiration.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	83

Notes to Financial Statements (continued)

As of February 28, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

	BZM	MHE	MHN	BLJ	BQH	BSE	BFY	BHV
Tax cost	$45,198,630	$46,977,202	$651,005,520	$50,909,096	$60,940,526	$127,727,359	$111,077,654	$34,633,233

Gross unrealized appreciation	$1,609,260	$3,413,718	$39,141,109	$3,369,013	$5,093,022	$8,656,026	$$8,491,456	$2,839,234
Gross unrealized depreciation	(236,628)	(193,788)	(4,531,256)	(847,463)	(379,154)	(853,949)	(615,664)	(164,240)

Net unrealized appreciation	$1,372,632	$3,219,930	$34,609,853	$2,521,550	$4,713,868	$7,802,077	$7,875,792	$2,674,994

9. Principal Risks:

Many municipalities insure repayment of their bonds, which may reduce the potential for loss due to credit risk. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

Inventories of municipal bonds held by brokers and dealers may decrease, which would lessen their ability to make a market in these securities. Such a reduction in market making capacity could potentially decrease a Trust’s ability to buy or sell bonds. As a result, a Trust may sell a security at a lower price, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative impact on performance. If a Trust needed to sell large blocks of bonds, those sales could further reduce the bonds’ prices and impact performance.

In the normal course of business, certain Trusts invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Trusts may decline in response to certain events, including those directly involving the issuers of securities owned by the Trusts. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

Each Trust may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Trust to reinvest in lower yielding securities. Each Trust may also be exposed to reinvestment risk, which is the risk that income from each Trust’s portfolio will decline if each Trust invests the proceeds from matured, traded or called fixed income securities at market interest rates that are below each Trust portfolio’s current earnings rate.

The Trusts may hold a significant amount of bonds subject to calls by the issuers at defined dates and prices. When bonds are called by issuers and the Trusts reinvest the proceeds received, such investments may be in securities with lower yields than the bonds originally held, and correspondingly, could adversely impact the yield and total return performance of a Trust.

It is possible that regulators could take positions that could limit the market for non-bank sponsored TOB Trust transactions or the Trusts’ ability to hold TOB Residuals. Under the new TOB Trust structure, the Trusts will have certain additional duties and responsibilities, which may give rise to certain additional risks including, but not limited to, compliance, securities law and operational risks.

There can be no assurance that the Trusts can successfully enter into restructured TOB Trust transactions in order to refinance their existing TOB Residuals holdings prior to the compliance date for the Volcker Rule, which may require that the Trusts unwind existing TOB Trusts. There can be no assurance that alternative forms of leverage will be available to the Trusts and any alternative forms of leverage may be more or less advantageous to the Trusts than existing TOB leverage.

Should short-term interest rates rise, the Trusts’ investments in TOB Trust transactions may adversely affect the Trusts’ net investment income and dividends to Common Shareholders. Also, fluctuations in the market value of municipal bonds deposited into the TOB Trust may adversely affect the Trusts’ NAVs per share.

The SEC and various federal banking and housing agencies have adopted credit risk retention rules for securitizations (the “Risk Retention Rules”), which take effect in December 2016. The Risk Retention Rules would require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Risk Retention Rules may adversely affect the Trusts’ ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

TOB Trust transactions constitute an important component of the municipal bond market. Accordingly, implementation of the Volcker Rule and Risk Retention Rules may adversely impact the municipal market, including through reduced demand for and liquidity of municipal bonds and increased financing costs for municipal issuers. Any such developments could adversely affect the Trusts. The ultimate impact of these rules on the TOB Trust market and the overall municipal market is not yet certain.

Counterparty Credit Risk: Similar to issuer credit risk, the Trusts may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Trusts manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Trusts to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Trusts’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Trusts.

84	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Notes to Financial Statements (continued)

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Trusts since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Trust does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Trusts.

Concentration Risk: Each Trust invests a substantial amount of their assets in issuers located in a single state or limited number of states. This may subject each Trust to the risk that economic, political or social issues impacting a particular state or group of states could have an adverse and disproportionate impact on the income from, or the value or liquidity of, the Trusts’ respective portfolios. Investment percentages in specific states or U.S. territories are presented in the Schedules of Investments.

As of period end, BZM and BHV invested a significant portion of their assets in securities in the health sector. BSE and MHE invested a significant portion of their assets in securities in the education sector. MHN and BLJ invested a significant portion of their assets in securities in the transportation sector. BQH and BFY invested a significant portion of their assets in securities in the country, city, special district, school district sector. Changes in economic conditions affecting such sectors would have a greater impact on the Trusts and could affect the value, income and/or liquidity of positions in such securities.

Certain Trusts invest a significant portion of their assets in fixed income securities and/or use derivatives tied to the fixed income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. The Trusts may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

10. Capital Share Transactions:

Each Trust, except for MHN, is authorized to issue an unlimited number of shares (200 million shares for MHN), all of which were initially classified as Common Shares. The par value for each Trust’s Common Shares and Preferred Shares, except for MHE and MHN, is $0.001 per share ($0.01 for MHE and $0.10 for MHN). The Board is authorized, however, to reclassify any unissued Common Shares to Preferred Shares, including AMPS, without the approval of Common Shareholders.

Common Shares

For the periods shown, shares issued and outstanding increased by the following amounts as a result of dividend reinvestment:

	BZM	MHE	MHN	BLJ	BFY	BHV
Six Months Ended February 28, 2017	1,436	941	—	1,212	1,924	1,869
Year Ended August 31, 2016	2,587	1,504	2,591	1,671	3,814	3,856

For the six months ended February 28, 2017 and the year ended August 31, 2016 for BQH and BSE, shares issued and outstanding remained constant.

Preferred Shares

Each Trust’s Preferred Shares rank prior to a Trust’s Common Shares as to the payment of dividends by a Trust and distribution of assets upon dissolution or liquidation of the Trust. The 1940 Act prohibits the declaration of any dividend on a Trust’s Common Shares or the repurchase of a Trusts’ Common Shares if a Trust fails to maintain asset coverage of at least 200% of the liquidation preference of the Trust’s outstanding Preferred Shares. In addition, pursuant to the Preferred Shares’ governing instruments, a Trust is restricted from declaring and paying dividends on classes of shares ranking junior to or on parity with a Trust’s Preferred Shares or repurchasing such shares if a Trust fails to declare and pay dividends on the Preferred Shares, redeem any Preferred Shares required to be redeemed under the Preferred Shares’ governing instruments or comply with the basic maintenance amount requirement of the ratings agencies rating the Preferred Shares.

The holders of Preferred Shares have voting rights equal to the voting rights of the holders of Common Shares (one vote per share) and will vote together with holders of Common Shares (one vote per share) as a single class on certain matters. However, the holders of Preferred Shares, voting as a separate class, are also entitled to elect two Trustees to the Board of each Trust. The holders of Preferred Shares are also entitled to elect the full Board of Directors if dividends on the Preferred Shares are not paid for a period of two years. The holders of Preferred Shares are also generally entitled to a separate class vote to amend the Preferred Share governing documents. In addition, the 1940 Act requires the approval of the holders of a majority of any outstanding Preferred Shares, voting as a separate class, to (a) adopt any plan of reorganization that would adversely affect the Preferred Shares, (b) change a Trust’s sub-classification as a closed-end investment company or change its fundamental investment restrictions or (c) change its business so as to cease to be an investment company.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	85

Notes to Financial Statements (continued)

VRDP Shares

The Trusts have issued Series W-7 VRDP Shares, $100,000 liquidation preference per share, in privately negotiated offerings. The VRDP Shares were offered to qualified institutional buyers as defined pursuant to Rule 144A under the Securities Act of 1933, as amended, (the “Securities Act”). The VRDP Shares include a liquidity feature and VRDP Shares of certain Trusts are currently in a special rate period, each as described below.

As of period end, the VRDP Shares outstanding of each Trust were as follows:

	Issue Date	Shares Issued	Aggregate Principal	Maturity Date
BZM	6/14/12	160	$16,000,000	7/01/42
MHE	6/14/12	185	$18,500,000	7/01/42
MHN	6/30/11	2,436	$243,600,000	7/01/41
BLJ	6/14/12	187	$18,700,000	7/01/42
BQH	9/15/11	221	$22,100,000	10/01/41
BSE	9/15/11	405	$40,500,000	10/01/41
BFY	9/15/11	444	$44,400,000	10/01/41
BHV	6/14/12	116	$11,600,000	7/01/42

Redemption Terms: Each Trust is required to redeem its VRDP Shares on the maturity date, unless earlier redeemed or repurchased. Six months prior to the maturity date, each Trust is required to begin to segregate liquid assets with the Trust’s custodian to fund the redemption. In addition, the Trusts are required to redeem certain of their outstanding VRDP Shares if they fail to comply with certain asset coverage, basic maintenance amount or leverage requirements.

Subject to certain conditions, the VRDP Shares may also be redeemed, in whole or in part, at any time at the option of the Trusts. The redemption price per VRDP Share is equal to the liquidation preference per share plus any outstanding unpaid dividends.

Liquidity Feature: Each Trust entered into a fee agreement with the liquidity provider that requires an upfront commitment and a per annum liquidity fee payable to the liquidity provider. These fees, if applicable, are shown as liquidity fees in the Statements of Operations.

The fee agreement between MHN and the liquidity provider is for a three-year term and is scheduled to expire on April 19, 2017, unless renewed or terminated in advance. The fee agreement between BZM, MHE, BLJ and BHV and their liquidity provider is for a one-year term and is scheduled to expire on July 6, 2017 unless renewed or terminated in advance. The fee agreement between BQH, BSE and BFY and their liquidity provider was scheduled to expire on December 4, 2015. In October 2015, in connection with the commencement of a special rate period (as described below), BQH, BSE and BFY extended their fee agreements to October 22, 2018.

In the event the fee agreement is not renewed or is terminated in advance, and the Trusts do not enter into a fee agreement with an alternate liquidity provider, the VRDP Shares will be subject to mandatory purchase by the liquidity provider prior to the termination of the fee agreement. In the event of such mandatory purchase, the Trusts are required to redeem the VRDP Shares six months after the purchase date. Immediately after such mandatory purchase, the Trusts are required to begin to segregate liquid assets with their custodian to fund the redemption. There is no assurance the Trusts will replace such redeemed VRDP Shares with any other preferred shares or other form of leverage.

Remarketing: MHE, MHN, BLJ, BQH, BSE and BFY may incur remarketing fees of 0.10% on the aggregate principal amount of the Trust’s VRDP Shares and BZM and BHV may incur remarketing fees of 0.08% on the aggregate principal amount of the Trust’s VRDP Shares, which, if any, are included in remarketing fees on Preferred Shares in the Statements of Operations. During any special rate period (as described below), the VRDP Trusts may incur no remarketing fees.

Dividends: Dividends on the VRDP Shares are payable monthly at a variable rate set weekly by the remarketing agent. Such dividend rates are generally based upon a spread over a base rate and cannot exceed a maximum rate. In the event of a failed remarketing, the dividend rate of the VRDP Shares will be reset to a maximum rate. The maximum rate is determined based on, among other things, the long-term preferred share rating assigned to the VRDP Shares and the length of time that the VRDP Shares fail to be remarketed. At the date of issuance, the VRDP Shares were assigned long-term ratings of Aaa from Moody’s and AAA from Fitch. Subsequent to the issuance of the VRDP Shares, Moody’s completed a review of its methodology for rating securities issued by registered closed-end funds. As of period end, the VRDP Shares were assigned a long-term rating of Aa2 for BZM, BQH, MHN, BLJ, BSE, BFY and BHV and Aa3 for MHE from Moody’s under its new ratings methodology. The VRDP Shares continue to be assigned a long-term rating of AAA from Fitch.

For the six months ended February 28, 2017, the annualized dividend rates for the VRDP Shares were as follows:

	BZM	MHE	MHN	BLJ	BQH	BSE	BFY	BHV
Rate	0.78%	1.55%	1.53%	1.55%	1.55%	1.55%	1.55%	0.78%

Ratings: The short-term ratings on the VRDP Shares are directly related to the short-term ratings of the liquidity provider for such VRDP Shares. Changes in the credit quality of the liquidity provider could cause a change in the short-term credit ratings of the VRDP Shares as rated by Moody’s, Fitch and/or S&P.

86	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Notes to Financial Statements (continued)

A change in the short-term credit rating of the liquidity provider or the VRDP Shares may adversely affect the dividend rate paid on such shares, although the dividend rate paid on the VRDP Shares is not directly based upon either short-term rating. As of period end, the short-term ratings of the liquidity provider and the VRDP Shares for BZM and BHV were P1/F1 as rated by Moody’s, Fitch and/or S&P, respectively, which is within the two highest rating categories.

Special Rate Period: Upon issuance of the VRDP Shares on June 14, 2012, BZM, MHE, BLJ and BHV commenced a three-year term ending June 24, 2015 (“special rate period”) with respect to their VRDP Shares. On June 16, 2015, the special rate period for MHE and BLJ was extended to June 22, 2016. On June 24, 2015, the special rate period for the VRDP Shares for BZM and BHV terminated and the shares reverted to remarketable securities and assigned short-term ratings. In June 2016, the special rate period for MHE and BLJ was extended to June 21, 2017. Prior to June 21, 2017, the holder of the VRDP Shares and MHE and BLJ may mutually agree to extend the special rate period. If the special rate period is not extended, the VRDP Shares will revert to remarketable securities upon the termination of the special rate period and will be remarketed and available for purchase by qualified institutional investors. No short-term ratings were assigned to the VRDP Shares at issuance but such ratings may be assigned upon termination of the special rate period when the VRDP Shares revert to remarketable securities.

On April 17, 2014, MHN commenced a three-year special rate period ending April 19, 2017 with respect to its VRDP Shares. The implementation of the special rate period resulted in a mandatory tender of the VRDP Shares prior to the commencement of the special rate period. The mandatory tender event was not the result of a failed remarketing. The short-term ratings on the VRDP Shares for MHN were withdrawn by Moody’s, Fitch and/or S&P at the commencement of the special rate period. Prior to April 19, 2017, the holder of the VRDP Shares and MHN may mutually agree to extend the special rate period. If the special rate period is not extended, the VRDP Shares will revert to remarketable securities upon the termination of the special rate period and will be remarketed and available of purchase by qualified institutional investors. Short-term ratings may be re-assigned upon the termination of the special rate period when the VRDP Shares revert back to remarketable securities.

On October 22, 2015, BQH, BSE and BFY commenced a three-year special rate period ending April 18, 2018 with respect to their VRDP Shares. The implementation of the special rate period resulted in a mandatory tender of the VRDP Shares prior to the commencement of the special rate period. The mandatory tender event was not the result of a failed remarketing. The short-term ratings on the VRDP Shares for BQH, BSE and BFY were withdrawn by Moody’s, Fitch and/or S&P at the commencement of the special rate period. Prior to April 18, 2018, the holder of the VRDP Shares and BQH, BSE and/or BFY may mutually agree to extend the special rate period. If the special rate period is not extended, the VRDP Shares will revert to remarketable securities upon the termination of the special rate period and will be remarketed and available for purchase by qualified institutional investors. Short-term ratings may be re-assigned upon the termination of the special rate period when the VRDP Shares revert back to remarketable securities.

During the special rate period, the liquidity and fee agreements remain in effect and the VRDP Shares remain subject to mandatory redemption by the Trusts on the maturity date. The VRDP Shares will not be remarketed or subject to optional or mandatory tender events during the special rate period. During the special rate period, the Trusts are required to comply with the same asset coverage, basic maintenance amount and leverage requirements for the VRDP Shares as is required when the VRDP Shares are not in a special rate period. The Trusts will not pay any fees to the liquidity provider and remarketing agent during the special rate period. The Trusts will also pay dividends monthly based on the sum of Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index rate and a percentage per annum based on the long-term ratings assigned to the VRDP Shares.

If the Trusts redeem the VRDP Shares prior to the end of the special rate period and the VRDP Shares have long-term ratings above A1/A+ and its equivalent by all ratings agencies then rating the VRDP Shares, then such redemption may be subject to a redemption premium payable to the holder of the VRDP Shares based on the time remaining in the special rate period, subject to certain exceptions for redemptions that are required to comply with minimum asset coverage requirements.

For the six months ended February 28, 2017, VRDP Shares issued and outstanding of each Trust remained constant.

Offering Costs: The Trusts incurred costs in connection with the issuance of VRDP Shares, which were recorded as a direct deduction from the carrying value of the related debt liability and will be amortized over the life of the VRDP Shares with the exception of upfront fees paid to the liquidity provider which were amortized over the life of the liquidity agreement. Amortization of these costs is included in interest expense, fees and amortization of offering costs in the Statements of Operations.

Financial Reporting: The VRDP Shares are considered debt of the issuer; therefore, the liquidation preference, which approximates fair value of the VRDP Shares, is recorded as a liability in the Statements of Assets and Liabilities net of deferred offering costs. Unpaid dividends are included in interest expense and fees payable in the Statements of Assets and Liabilities, and the dividends accrued and paid on the VRDP Shares are included as a component of interest expense, fees and amortization of offering costs in the Statements of Operations. The VRDP Shares are treated as equity for tax purposes. Dividends paid to holders of the VRDP Shares are generally classified as tax-exempt income for tax-reporting purposes.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	87

Notes to Financial Statements (concluded)

11. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the Trusts’ financial statements was completed through the date the financial statements were issued and the following items were noted:

	Common Dividend Per Share		Preferred Shares[3]
	Paid[1]	Declared[2]	Shares	Series	Declared
BZM	$0.0474	$0.0474	VRDP	W-7	$11,253
MHE	$0.0530	$0.0530	VRDP	W-7	$25,109
MHN	$0.0580	$0.0580	VRDP	W-7	$326,491
BLJ	$0.0615	$0.0615	VRDP	W-7	$25,381
BQH	$0.0590	$0.0590	VRDP	W-7	$29,995
BSE	$0.0520	$0.0520	VRDP	W-7	$54,969
BFY	$0.0610	$0.0610	VRDP	W-7	$60,262
BHV	$0.0630	$0.0630	VRDP	W-7	$8,158

[1]	Net investment income dividend paid on April 3, 2017 to Common Shareholders of record on March 15, 2017.

[2]	Net investment income dividend declared on April 3, 2017, payable to Common Shareholders of record on April 13, 2017.

[3]	Dividends declared for period March 1, 2017 to March 31, 2017.

88	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Officers and Trustees

Richard E. Cavanagh, Chair of the Board and Trustee

Karen P. Robards, Vice Chair of the Board and Trustee

Michael J. Castellano, Trustee

Cynthia L. Egan, Trustee

Frank J. Fabozzi, Trustee

Jerrold B. Harris, Trustee

R. Glenn Hubbard, Trustee

W. Carl Kester, Trustee

Catherine A. Lynch, Trustee

Barbara G. Novick, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Jonathan Diorio, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Janey Ahn, Secretary

Investment Adviser BlackRock Advisors, LLC Wilmington, DE 19809	Transfer Agent Computershare Trust Company, N.A. Canton, MA 02021	Accounting Agent and Custodian State Street Bank and Trust Company Boston, MA 02111	Independent Registered Public Accounting Firm Deloitte & Touche LLP Boston, MA 02116	Legal Counsel Skadden, Arps, Slate, Meagher & Flom LLP Boston, MA 02116

VRDP Tender and Paying Agent The Bank of New York Mellon New York, NY 10289	VRDP Remarketing Agents Merrill Lynch, Pierce, Fenner & Smith Incorporated[1] New York, NY 10036 Citigroup Global Markets, Inc.[2] New York, NY 10179 Barclays Capital, Inc.[3] New York, NY 10019	VRDP Liquidity Providers Bank of America, N.A.[1] New York, NY 10036 Citibank, N.A.[2] New York, NY 10179 Barclays Bank PLC.[3] New York, NY 10019		Address of the Trusts 100 Bellevue Parkway Wilmington, DE 19809

[1]	For MHN.

[2]	For BZM, MHE, BLJ and BHV.

[3]	For BQH, BSE and BFY.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	89

Additional Information

Trust Certification

Certain Trusts are listed for trading on the NYSE and have filed with the NYSE their annual chief executive officer certification regarding compliance with the NYSE’s listing standards. The Trusts filed with the SEC the certification of its chief executive officer and chief financial officer required by section 302 of the Sarbanes-Oxley Act.

Dividend Policy

Each Trust’s dividend policy is to distribute all or a portion of its net investment income to its shareholders on a monthly basis. In order to provide shareholders with a more stable level of distributions, the Trusts may at times pay out less than the entire amount of net investment income earned in any particular month and may at times in any particular month pay out such accumulated but undistributed income in addition to net investment income earned in that month. As a result, the distributions paid by the Trusts for any particular month may be more or less than the amount of net investment income earned by the Trusts during such month. The Trusts’ current accumulated but undistributed net investment income, if any, is disclosed in the Statements of Assets and Liabilities, which comprises part of the financial information included in this report.

General Information

The Trusts do not make available copies of their Statements of Additional Information because the Trusts’ shares are not continuously offered, which means that the Statement of Additional Information of each Trust has not been updated after completion of the respective Trust’s offerings and the information contained in each Trust’s Statement of Additional Information may have become outdated.

During the period, there were no material changes in the Trusts’ investment objectives or policies or to the Trusts’ charters or by-laws that would delay or prevent a change of control of the Trusts that were not approved by the shareholders or in the principal risk factors associated with investment in the Trusts. There have been no changes in the persons who are primarily responsible for the day-to-day management of the Trusts’ portfolios.

Effective September 26, 2016, BlackRock implemented a new methodology for calculating “effective duration” for BlackRock municipal bond portfolios. The new methodology replaces the model previously used by BlackRock to evaluate municipal bond duration, a common indicator of an investment’s sensitivity to interest rate movements. The new methodology is applied to the Trusts’ duration reported for periods after September 26, 2016.

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Trusts, may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Trusts and does not, and is not intended to, incorporate BlackRock’s website into this report.

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports by enrolling in the electronic delivery program. Electronic copies of shareholder reports are available on BlackRock’s website.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisers, banks or brokerages may offer this service.

Householding

The Trusts will mail only one copy of shareholder documents, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Trusts at (800) 882-0052.

90	SEMI-ANNUAL REPORT	FEBRUARY 28, 2017

Additional Information (concluded)

General Information (concluded)

Availability of Quarterly Schedule of Investments

The Trusts file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trusts’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Trusts’ Forms N-Q may also be obtained upon request and without charge by calling (800) 882-0052.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trusts use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 882-0052; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Trusts voted proxies relating to securities held in the Trusts’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; or by calling (800) 882-0052; and (2) on the SEC’s website at http://www.sec.gov.

Availability of Trust Updates

BlackRock will update performance and certain other data for the Trusts on a monthly basis on its website in the “Closed-end Funds” section of http://www.blackrock.com as well as certain other material information as necessary from time to time. Investors and others are advised to check the website for updated performance information and the release of other material information about the Trusts. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trusts and does not, and is not intended to, incorporate BlackRock’s website in this report.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2017	91

This report is intended for current holders. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. The Trusts have leveraged their Common Shares, which creates risks for Common Shareholders, including the likelihood of greater volatility of net asset value and market price of the Common Shares, and the risk that fluctuations in short-term interest rates may reduce the Common Shares’ yield. Statements and other information herein are as dated and are subject to change.

CEF-STMUNI-8-2/17-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable to this semi-annual report

Item 6 –	Investments(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies
(a)	Not Applicable to this semi-annual report.
(b)	As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Income Trust II

By:      /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock New York Municipal Income Trust II

Date: May 3, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock New York Municipal Income Trust II

Date: May 3, 2017

By:      /s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BlackRock New York Municipal Income Trust II

Date: May 3, 2017

3